UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

First Trust Nasdaq Bank ETF (FTXO)

First Trust Nasdaq Food & Beverage ETF (FTXG)

First Trust Nasdaq Oil & Gas ETF (FTXN)

First Trust Nasdaq Pharmaceuticals ETF (FTXH)

First Trust Nasdaq Retail ETF (FTXD)

First Trust Nasdaq Semiconductor ETF (FTXL)

First Trust Nasdaq Transportation ETF (FTXR)

Annual Report
For the Year Ended
March 31, 2021

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2021.
A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus (“COVID-19”) pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the “Fed”) to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation’s unemployment rate and help nudge inflation above the Fed’s 2.0% target. That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed’s aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed’s monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.
The global growth forecast from the International Monetary Fund (“IMF”), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3% projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the Bureau of Economic Analysis. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.
For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of 60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.
With respect to the performance of the stock market, the S&P 500® Index (the “Index”) posted a total return of 56.35% for the 12-month period ended March 31, 2021, according to Bloomberg. It was up 19.07% for the six-month period ended March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.
Investors funneled record amounts of capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus (“COVID-19”) pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies. The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future if not addressed, in our opinion.
The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note (“T-Note”), the Federal Reserve (the “Fed”) is not fazed by it. The yield on the 10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At 1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy’s prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.
Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94% from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.
Global Equities Markets
The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 56.35%, 83.46% and 95.33%, respectively, over the past 12 months. All 11 sectors that comprise the S&P 500® Index were up on a total return basis. The top-performing sector was Materials, up 78.29%, while the worst showing came from Energy, up 19.52%. With respect to foreign equities, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 45.86% (USD) and 58.39% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 5.88% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The drop in the relative value of the dollar likely boosted the performance of the two foreign stock indices, in our opinion.
There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.
Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net $156.61 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to Morningstar. International Equity mutual funds and ETFs reported estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the same period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the same period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs. Passive

Market Overview (Continued)
International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

Fund Performance Overview (Unaudited)
First Trust Nasdaq Bank ETF (FTXO)
The First Trust Nasdaq Bank ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXO.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the banking sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the banking sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes companies providing a broad range of financial services, including retail banking, loans and money transmissions.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	105.13%	12.97%	73.64%
Market Price	105.07%	12.96%	73.59%
Index Performance
Nasdaq US Smart Banks Index	106.96%	13.74%	79.09%
NASDAQ US Benchmark Banks Index*	82.91%	15.58%	92.55%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a net asset value (“NAV”) return of 105.13% during the period covered by this report. During the same period, the NASDAQ US Benchmark Banks Index (the “Benchmark”) generated a return of 82.91%. The Banking industry carried most of the weight in the Fund as well as in the Benchmark. This industry had a weight of 94.2% in the Fund and 96.6% in the Benchmark, which included the Diversified Banks and Regional Banks sub-industries. The Regional Banks sub-industry received a 76.3% allocation in the Fund and provided the largest contribution to the Fund’s return at 95.5%. The sole negative contribution to the Fund’s return was the -1.7% contribution from the Consumer Finance industry. On a relative basis, the Fund outperformed the Benchmark. The largest source of relative outperformance came from the Regional Banks sub-industry which earned 21.2% of outperformance for the Fund versus the Benchmark. A few industries in the Fund did provide a drag on relative performance with the Consumer Finance industry being the largest source of underperformance at -1.5%.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Banks Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Banks Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Banks Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Banks Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Banks Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Bank ETF (FTXO) (Continued)
Sector Allocation	% of Total Investments
Financials	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
First Citizens BancShares, Inc., Class A	8.6%
Silvergate Capital Corp., Class A	8.4
Popular, Inc.	8.0
PNC Financial Services Group (The), Inc.	7.9
New York Community Bancorp, Inc.	7.8
Citigroup, Inc.	4.2
Investors Bancorp, Inc.	4.2
Wells Fargo & Co.	4.1
Fifth Third Bancorp	4.1
First Horizon Corp.	3.9
Total	61.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG)
The First Trust Nasdaq Food & Beverage ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXG.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the food and beverage sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the beverages sector or food producers sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) manufacturers and shippers of cider or malt products; (ii) producers, distillers, vintners, blenders and shippers of wine and spirits; (iii) manufacturers, bottlers and distributors of non-alcoholic beverages; (iv) companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations; (v) food producers, including meatpacking, snacks, fruits, vegetables, dairy products and frozen seafood; (vi) producers of pet food; and (vii) manufacturers of dietary supplements, vitamins and related items.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	50.65%	7.17%	36.79%
Market Price	53.41%	7.52%	38.81%
Index Performance
Nasdaq US Smart Food & Beverage Index	51.79%	7.87%	40.89%
NASDAQ US Benchmark Food, Beverage and Tobacco Index*	35.45%	8.50%	44.65%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 50.65% during the period covered by this report. During the same period, the NASDAQ US Benchmark Food, Beverage, and Tobacco Index (the “Benchmark”) generated a return of 35.45%. The Food Products industry received an allocation of 72.8% in the Fund during the period and contributed 32.1% to the Fund’s return. The most negatively contributing industry were the investments in Specialty Retail, which carried a minimal average weight of only 0.2% but contributed -0.8% to the Fund’s overall return. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance came from investments in the Food Products industry, which caused 6.2% of outperformance for the Fund versus the Benchmark. Investments in two industries caused relative underperformance. Those were investments in the Food, Beverage, and Tobacco industry, which caused -1.0% of underperformance, and investments in the Specialty Retail industry, which caused -0.9% of underperformance, relative to the Benchmark.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Food, Beverage and Tobacco Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Food & Beverage Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Food, Beverage and Tobacco Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Food, Beverage and Tobacco Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Food & Beverage Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Food & Beverage ETF (FTXG) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	90.8%
Consumer Discretionary	7.4
Materials	1.8
Total	100.0%
Top Ten Holdings	% of Total Investments
JM Smucker (The) Co.	8.4%
General Mills, Inc.	8.0
GrowGeneration Corp.	7.4
Kellogg Co.	7.2
Bunge Ltd.	7.1
Darling Ingredients, Inc.	4.3
Molson Coors Beverage Co., Class B	4.3
Conagra Brands, Inc.	4.1
Campbell Soup Co.	4.1
Tyson Foods, Inc., Class A	4.1
Total	59.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN)
The First Trust Nasdaq Oil & Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXN.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the oil and gas sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the oil & gas producers sector or the oil equipment, services & distribution sector according to the Industry Classification Benchmark (“ICB”). The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) companies engaged in the exploration for and drilling, production, refining and supply of oil and gas products; (ii) integrated oil and gas companies engaged in the exploration for, and drilling, production, refining, distribution and retail sales of, oil and gas products; (iii) suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; and (iv) operators of pipelines carrying oil, gas or other forms of fuel.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	95.16%	-3.47%	-14.78%
Market Price	95.77%	-3.46%	-14.72%
Index Performance
Nasdaq US Smart Oil & Gas Index	96.67%	-2.87%	-12.34%
NASDAQ US Benchmark Energy Index*	86.75%	-2.06%	-8.99%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 95.16% during the period covered by this report. During the same period, the NASDAQ US Benchmark Energy Index (the “Benchmark”) generated a return of 86.75%. The Oil, Gas & Consumable Fuels industry received a 93.3% allocation in the Fund and provided the largest contribution to the Fund’s return at 89.8%. No industry made a negative contribution to the Fund’s return for the period. On a relative basis, the Fund outperformed the Benchmark. The largest source of outperformance came from investments in the Oil, Gas & Consumable Fuels industry where the Fund generated a 19.7% return versus the Benchmark. A portion of the Fund’s relative outperformance was reduced by -3.3% due to investments in the Electric Utilities industry which was not an industry weighting in the Benchmark.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Energy Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Oil & Gas Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Energy Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Energy Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Oil & Gas Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Oil & Gas ETF (FTXN) (Continued)
Sector Allocation	% of Total Investments
Energy	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
SM Energy Co.	9.1%
Cheniere Energy, Inc.	8.2
Exxon Mobil Corp.	7.9
Cabot Oil & Gas Corp.	7.5
Chevron Corp.	5.7
Kinder Morgan, Inc.	4.4
Williams (The) Cos., Inc.	4.0
PDC Energy, Inc.	3.8
Pioneer Natural Resources Co.	3.7
Marathon Oil Corp.	3.7
Total	58.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
The First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXH.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the pharmaceutical sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the pharmaceuticals sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes vaccine producers and manufacturers of prescription or over-the-counter drugs.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	33.00%	6.62%	33.67%
Market Price	33.05%	6.63%	33.73%
Index Performance
Nasdaq US Smart Pharmaceuticals Index	33.63%	7.31%	37.63%
NASDAQ US Benchmark Pharmaceuticals Index*	28.45%	11.25%	62.05%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 33.00% during the period covered by this report. During the same period, the NASDAQ US Benchmark Pharmaceuticals Index (the “Benchmark”) generated a return of 28.45%. The Pharmaceuticals industry received an allocation of 74.2% in the Fund and 73.5% in the Benchmark. Other represented industries were Biotechnology, Health Care Equipment & Supplies, and Health Care Providers & Services. The Pharmaceuticals industry was the primary driver of the Fund’s return, with a contribution to overall Fund return of 26.3%. No industry had a negative contribution to the Fund’s return during the period covered by this report. On a relative basis, the Fund outperformed the Benchmark. The Fund’s investments in the Pharmaceuticals industry generated 7.7% of outperformance compared to the Benchmark. A portion of the Fund’s relative outperformance was reduced by -1.3% from investments in the Health Care Equipment & Supplies industry.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Pharmaceuticals Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Pharmaceuticals Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Pharmaceuticals Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Pharmaceuticals Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Pharmaceuticals Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Pharmaceuticals ETF (FTXH) (Continued)
Sector Allocation	% of Total Investments
Health Care	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Johnson & Johnson	8.3%
Bristol-Myers Squibb Co.	8.3
United Therapeutics Corp.	8.0
AbbVie, Inc.	7.3
Horizon Therapeutics PLC	7.3
Pfizer, Inc.	4.3
Merck & Co., Inc.	4.3
Prestige Consumer Healthcare, Inc.	4.2
Abbott Laboratories	4.0
Jazz Pharmaceuticals PLC	3.9
Total	59.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD)
The First Trust Nasdaq Retail ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXD.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the retail sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising either the food & drug retailers sector or the general retailers sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes: (i) operators of pharmacies, including wholesalers and distributors catering to these businesses; (ii) supermarkets, food-oriented convenience stores and other food retailers and distributors; (iii) retailers and wholesalers specializing mainly in clothing, shoes, jewelry, sunglasses and other accessories; (iv) retail outlets and wholesalers; (v) retailers and wholesalers concentrating on the sale of home improvement products; (vi) providers of consumer services such as online marketplaces, auction houses, day-care centers, dry cleaners, schools, consumer rental companies, veterinary clinics, hair salons and providers of funerals, lawn maintenance, consumer storage, heating and cooling installation and plumbing services; and (vii) retailers and wholesalers concentrating on a single class of goods, such as electronics, books, automotive parts or closeouts.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	75.23%	11.92%	66.45%
Market Price	75.54%	11.93%	66.55%
Index Performance
Nasdaq US Smart Retail Index	76.59%	12.63%	71.32%
NASDAQ US Benchmark Retail Index*	59.96%	21.83%	144.42%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 75.23% during the period covered by this report. During the same period, the NASDAQ US Benchmark Retail Index generated a return of 59.96%. The Fund had a 34.1% exposure to the Specialty Retail industry, which generated a 40.1% contribution to the Fund’s total return, the most exposure and also the greatest contribution to the Fund’s return of any industry. Only one industry caused a negative contribution to the Fund’s return. That industry was Oil, Gas & Consumable Fuels, which included only one security at a weight of less than 0.1% and a contribution to the Fund’s return that rounds to -0.0%. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance were the investments in Specialty Retail sector which caused 12.5% of outperformance for the Fund versus the Benchmark. The greatest source of relative underperformance came from the Food & Staples Retailing industry, which caused -3.1% of underperformance.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Retail Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Retail Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Retail Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Retail Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Retail Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Retail ETF (FTXD) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	68.3%
Consumer Staples	19.7
Health Care	10.7
Industrials	1.1
Energy	0.2
Total	100.0%
Top Ten Holdings	% of Total Investments
GameStop Corp., Class A	12.1%
Kroger (The) Co.	7.3
eBay, Inc.	7.1
CVS Health Corp.	6.7
Walmart, Inc.	6.1
Williams-Sonoma, Inc.	4.4
AutoZone, Inc.	3.9
McKesson Corp.	3.7
Best Buy Co., Inc.	3.7
Tractor Supply Co.	3.6
Total	58.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL)
The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXL.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the semiconductor sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the semiconductors sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. This classification includes producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	97.11%	30.59%	234.71%
Market Price	97.32%	30.61%	234.87%
Index Performance
Nasdaq US Smart Semiconductor Index	98.46%	31.45%	244.75%
NASDAQ US Benchmark Semiconductors Index*	78.62%	29.03%	217.00%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 97.11% during the period covered by this report. During the same period, the NASDAQ US Benchmark Semiconductors Index (the “Benchmark”) generated a return of 78.62%. The Fund and the Benchmark each allocated more than 99% to the Semiconductors & Semiconductor Equipment industry. The Fund’s largest sub-industry allocation during the period was the 75.5% weight to the Semiconductors sub-industry. This sub-industry also made the largest contribution to the Fund’s return at 69.6% for the period. The only negative contribution to the Fund was the less than -0.1% from the Electronic Equipment Instruments & Components industry. On a relative basis, the Fund outperformed the Benchmark. The largest source of this outperformance came from investments in the Semiconductor Equipment sub-industry where the Fund earned outperformance against the Benchmark of 9.5%. Furthermore, the Fund outperformed the Benchmark across all industries and both the Semiconductors and Semiconductor Equipment sub-industries during the period.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Semiconductors Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Semiconductor Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Semiconductors Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Semiconductors Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Semiconductor Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Semiconductor ETF (FTXL) (Continued)
Sector Allocation	% of Total Investments
Information Technology	100.0%
Total	100.0%
Top Ten Holdings	% of Total Investments
Texas Instruments, Inc.	8.7%
Marvell Technology Group Ltd.	8.0
Synaptics, Inc.	8.0
Amkor Technology, Inc.	7.8
Micron Technology, Inc.	7.6
Applied Materials, Inc.	4.5
Entegris, Inc.	4.2
KLA Corp.	4.2
Intel Corp.	4.2
Lam Research Corp.	4.1
Total	61.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR)
The First Trust Nasdaq Transportation ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTXR.” The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).
The Index is designed to provide exposure to U.S. companies comprising the transportation sector that have been selected based upon their liquidity and weighted based upon their cumulative score on three investing factors: volatility, value and growth. The Index’s initial selection universe consists of the component securities of the NASDAQ US Benchmark Index that have been classified as comprising the industrial transportation sector, the automobiles & parts sector or the airlines sub-sector according to the Industry Classification Benchmark. The NASDAQ US Benchmark Index is an index seeking to track the performance of small, mid and large capitalization U.S. companies. These classifications include: (i) operators of mail and package delivery services; (ii) providers of on-water transportation for commercial markets; (iii) providers of industrial railway transportation and railway lines; (iv) companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; (v) companies that provide commercial trucking services; (vi) makers of motorcycles and passenger vehicles; (vii) manufacturers and distributors of new and replacement parts for motorcycles and automobiles; (viii) manufacturers, distributors and retreaders of automobile, truck and motorcycle tires; and (ix) companies providing primarily passenger air transport.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (9/20/16) to 3/31/21	Inception (9/20/16) to 3/31/21
Fund Performance
NAV	118.10%	12.91%	73.22%
Market Price	118.24%	12.92%	73.32%
Index Performance
Nasdaq US Smart Transportation Index	119.57%	13.58%	77.97%
NASDAQ US Benchmark Industrial Transportation Index*	82.73%	20.97%	136.66%
NASDAQ US Benchmark Index*	62.66%	17.25%	105.48%
(See Notes to Fund Performance Overview on page 19.)
Performance Review
The Fund generated a NAV return of 118.10% during the period covered by this report. During the same period, the NASDAQ US Benchmark Industrial Transportation Index (the “Benchmark”) generated a return of 82.73%. The Road & Rail industry’s 24.3% allocation was the Fund’s largest weight during the period. However, the Automobiles industry made the largest contribution to the Fund’s return with 47.4% for the period. The sole negative contribution to the Fund’s return was the -0.2% from the Machinery industry. On a relative basis, the Fund outperformed the Benchmark. The largest source of outperformance came from the Automobiles industry where the Fund generated a 29.1% return over the Benchmark for the period. The Fund’s overall outperformance was marginally reduced by the -3.0% relative underperformance from the Air Freight & Logistics industry.

*Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ US Benchmark Industrial Transportation Index will be used as the Fund’s benchmark for performance attribution purposes. The NASDAQ US Benchmark Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq US Smart Transportation Index, the Fund’s underlying index, is derived from the NASDAQ US Benchmark Industrial Transportation Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ US Benchmark Industrial Transportation Index, going forward. The NASDAQ US Benchmark Index is reflected above for additional performance comparison purposes.
Nasdaq® and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Transportation ETF (FTXR) (Continued)
Sector Allocation	% of Total Investments
Industrials	75.6%
Consumer Discretionary	24.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Expeditors International of Washington, Inc.	8.7%
Blink Charging Co.	8.0
PACCAR, Inc.	7.6
CH Robinson Worldwide, Inc.	7.5
JB Hunt Transport Services, Inc.	7.0
General Motors Co.	4.2
Old Dominion Freight Line, Inc.	4.2
FedEx Corp.	4.1
United Rentals, Inc.	4.1
United Parcel Service, Inc., Class B	4.0
Total	59.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2021 (Unaudited)
As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Bank ETF (FTXO)
Actual	$1,000.00	$1,861.00	0.60%	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Food & Beverage ETF (FTXG)
Actual	$1,000.00	$1,229.30	0.60%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Oil & Gas ETF (FTXN)
Actual	$1,000.00	$1,669.70	0.60%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Actual	$1,000.00	$1,072.80	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Retail ETF (FTXD)
Actual	$1,000.00	$1,187.40	0.60%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2021 (Unaudited)
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Nasdaq Semiconductor ETF (FTXL)
Actual	$1,000.00	$1,355.20	0.60%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Nasdaq Transportation ETF (FTXR)
Actual	$1,000.00	$1,407.80	0.60%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 99.7%
	Banks – 90.8%
70,526	Bank of America Corp.	$2,728,651
130,053	Citigroup, Inc.	9,461,356
197,235	Citizens Financial Group, Inc.	8,707,925
35,947	Comerica, Inc.	2,578,838
23,448	Cullen/Frost Bankers, Inc.	2,550,204
118,735	East West Bancorp, Inc.	8,762,643
246,985	Fifth Third Bancorp	9,249,588
23,223	First Citizens BancShares, Inc., Class A	19,409,087
528,883	First Horizon Corp.	8,943,412
52,005	First Republic Bank	8,671,834
159,581	Huntington Bancshares, Inc.	2,508,613
642,272	Investors Bancorp, Inc.	9,434,976
58,218	JPMorgan Chase & Co.	8,862,526
121,548	KeyCorp	2,428,529
56,764	M&T Bank Corp.	8,605,990
101,781	PNC Financial Services Group (The), Inc.	17,853,405
256,447	Popular, Inc.	18,033,353
118,661	Regions Financial Corp.	2,451,536
11,212	Signature Bank	2,535,033
134,335	Silvergate Capital Corp., Class A (a)	19,098,407
112,138	Sterling Bancorp	2,581,417
4,844	SVB Financial Group (a)	2,391,289
57,858	Synovus Financial Corp.	2,647,004
42,977	Truist Financial Corp.	2,506,419
48,959	US Bancorp	2,707,922
236,879	Wells Fargo & Co.	9,254,863
26,751	Western Alliance Bancorp	2,526,364
161,142	Zions Bancorp N.A.	8,856,364
		206,347,548
	Consumer Finance – 1.1%
26,023	Discover Financial Services	2,471,925
	Thrifts & Mortgage Finance – 7.8%
1,403,424	New York Community Bancorp, Inc.	17,711,211
	Total Investments – 99.7%	226,530,684
	(Cost $220,255,762) (b)
	Net Other Assets and Liabilities – 0.3%	762,806
	Net Assets – 100.0%	$227,293,490

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $221,428,160. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,057,076 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,954,552. The net unrealized appreciation was $5,102,524.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 226,530,684	$ 226,530,684	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 18.7%
84	Boston Beer (The) Co., Inc., Class A (a)	$101,327
1,208	Brown-Forman Corp., Class B	83,316
1,764	Coca-Cola (The) Co.	92,980
404	Constellation Brands, Inc., Class A	92,112
2,832	Keurig Dr. Pepper, Inc.	97,336
4,284	Molson Coors Beverage Co., Class B (a)	219,127
985	Monster Beverage Corp. (a)	89,724
1,813	National Beverage Corp.	88,674
669	PepsiCo, Inc.	94,630
		959,226
	Chemicals – 1.7%
1,915	Corteva, Inc.	89,277
	Food & Staples Retailing – 1.8%
2,371	US Foods Holding Corp. (a)	90,383
	Food Products – 70.3%
3,365	Archer-Daniels-Midland Co.	191,805
3,988	B&G Foods, Inc.	123,867
595	Beyond Meat, Inc. (a)	77,421
4,607	Bunge Ltd.	365,197
4,187	Campbell Soup Co.	210,481
5,612	Conagra Brands, Inc.	211,011
3,021	Darling Ingredients, Inc. (a)	222,285
6,696	General Mills, Inc.	410,599
593	Hershey (The) Co.	93,789
2,931	Hormel Foods Corp.	140,043
2,111	Ingredion, Inc.	189,821
3,400	JM Smucker (The) Co.	430,202
5,825	Kellogg Co.	368,723
2,376	Kraft Heinz (The) Co.	95,040
1,084	Lamb Weston Holdings, Inc.	83,988
1,025	McCormick & Co., Inc.	91,389
1,627	Mondelez International, Inc., Class A	95,228
2,815	Tyson Foods, Inc., Class A	209,155
		3,610,044
	Specialty Retail – 7.4%
7,661	GrowGeneration Corp. (a)	380,675
	Total Investments – 99.9%	5,129,605
	(Cost $5,027,896) (b)
	Net Other Assets and Liabilities – 0.1%	3,420
	Net Assets – 100.0%	$5,133,025

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $5,030,006. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $157,768 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,169. The net unrealized appreciation was $99,599.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,129,605	$ 5,129,605	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 5.7%
8,996	Baker Hughes Co.	$194,404
10,354	ChampionX Corp. (a)	224,992
10,088	Halliburton Co.	216,489
7,665	Helmerich & Payne, Inc.	206,648
1,984	Nabors Industries Ltd. (a)	185,405
14,584	NOV, Inc. (a)	200,092
7,890	Schlumberger N.V.	214,529
174,441	Transocean Ltd. (a)	619,266
		2,061,825
	Oil, Gas & Consumable Fuels – 94.3%
125,462	Antero Midstream Corp.	1,132,922
24,469	Antero Resources Corp. (a)	249,584
11,162	APA Corp.	199,800
144,904	Cabot Oil & Gas Corp.	2,721,297
8,613	Callon Petroleum Co. (a)	332,031
138,037	Centennial Resource Development, Inc./DE, Class A (a)	579,755
41,569	Cheniere Energy, Inc. (a)	2,993,384
19,760	Chevron Corp.	2,070,650
3,798	Cimarex Energy Co.	225,563
17,464	CNX Resources Corp. (a)	256,721
138,907	Comstock Resources, Inc. (a)	769,545
23,469	ConocoPhillips	1,243,153
8,967	Delek US Holdings, Inc.	195,301
10,224	Devon Energy Corp.	223,394
3,179	Diamondback Energy, Inc.	233,625
18,455	EOG Resources, Inc.	1,338,541
16,567	EQT Corp. (a)	307,815
37,737	Equitrans Midstream Corp.	307,934
51,524	Exxon Mobil Corp.	2,876,585
4,812	Hess Corp.	340,497
15,177	HollyFrontier Corp.	543,033
95,284	Kinder Morgan, Inc.	1,586,479
71,501	Kosmos Energy Ltd. (a)	219,508
42,365	Magnolia Oil & Gas Corp., Class A (a)	486,350
126,186	Marathon Oil Corp.	1,347,667
4,032	Marathon Petroleum Corp.	215,672
10,542	Matador Resources, Co.	247,210
13,486	Murphy Oil Corp.	221,305
8,276	Occidental Petroleum Corp.	220,307
4,972	ONEOK, Inc.	251,882
9,546	Ovintiv, Inc.	227,386
15,509	PBF Energy, Inc., Class A (a)	219,452
40,076	PDC Energy, Inc. (a)	1,378,614
9,462	Phillips 66	771,531
8,596	Pioneer Natural Resources Co.	1,365,217
22,845	Range Resources Corp. (a)	235,989
202,117	SM Energy Co.	3,308,655
54,376	Southwestern Energy Co. (a)	252,848
7,120	Targa Resources Corp.	226,060
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
71,270	Tellurian, Inc. (a)	$166,772
11,825	Valero Energy Corp.	846,670
61,325	Williams (The) Cos., Inc.	1,452,789
		34,389,493
	Total Investments – 100.0%	36,451,318
	(Cost $33,099,879) (b)
	Net Other Assets and Liabilities – (0.0)%	(3,556)
	Net Assets – 100.0%	$36,447,762

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $33,661,485. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,581,304 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $791,471. The net unrealized appreciation was $2,789,833.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,451,318	$ 36,451,318	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 27.2%
12,975	AbbVie, Inc.	$1,404,154
13,604	Alkermes PLC (a)	254,123
3,345	BioMarin Pharmaceutical, Inc. (a)	252,581
4,760	Blueprint Medicines Corp. (a)	462,815
9,457	Esperion Therapeutics, Inc. (a)	265,269
4,219	Gilead Sciences, Inc.	272,674
4,943	Ionis Pharmaceuticals, Inc. (a)	222,237
217,669	Tonix Pharmaceuticals Holding Corp. (a)	278,616
9,173	United Therapeutics Corp. (a)	1,534,368
1,218	Vertex Pharmaceuticals, Inc. (a)	261,736
		5,208,573
	Health Care Equipment & Supplies – 4.0%
6,402	Abbott Laboratories	767,216
	Health Care Providers & Services – 1.6%
5,028	Cardinal Health, Inc.	305,451
	Pharmaceuticals – 67.1%
25,005	Bristol-Myers Squibb Co.	1,578,566
6,743	Catalent, Inc. (a)	710,105
12,469	Corcept Therapeutics, Inc. (a)	296,638
7,883	Elanco Animal Health, Inc. (a)	232,154
3,742	Eli Lilly & Co.	699,081
96,693	Endo International PLC (a)	716,495
15,203	Horizon Therapeutics PLC (a)	1,399,284
4,563	Jazz Pharmaceuticals PLC (a)	750,020
9,678	Johnson & Johnson	1,590,579
10,559	Merck & Co., Inc.	813,993
31,712	Ocular Therapeutix, Inc. (a)	520,394
10,432	Pacira BioSciences, Inc. (a)	731,179
6,418	Perrigo Co. PLC	259,737
22,896	Pfizer, Inc.	829,522
18,383	Prestige Consumer Healthcare, Inc. (a)	810,323
170,412	TherapeuticsMD, Inc. (a)	228,352
2,684	Zoetis, Inc.	422,676
12,212	Zogenix, Inc. (a)	238,378
		12,827,476
	Total Investments – 99.9%	19,108,716
	(Cost $17,968,925) (b)
	Net Other Assets and Liabilities – 0.1%	24,211
	Net Assets – 100.0%	$19,132,927

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $18,263,827. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,532,530 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $687,641. The net unrealized appreciation was $844,889.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,108,716	$ 19,108,716	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 98.6%
	Commercial Services & Supplies – 0.6%
544	Copart, Inc. (a)	$59,084
	Diversified Consumer Services – 0.2%
206	Chegg, Inc. (a)	17,646
	Food & Staples Retailing – 19.4%
916	Costco Wholesale Corp.	322,872
18,817	Kroger (The) Co.	677,224
250	Sysco Corp.	19,685
4,424	Walgreens Boots Alliance, Inc.	242,877
4,190	Walmart, Inc.	569,128
		1,831,786
	Health Care Providers & Services – 10.6%
197	AmerisourceBergen Corp.	23,260
8,352	CVS Health Corp.	628,321
1,788	McKesson Corp.	348,731
		1,000,312
	Internet & Direct Marketing Retail – 10.2%
71	Amazon.com, Inc. (a)	219,680
196	Chewy, Inc., Class A (a)	16,603
10,743	eBay, Inc.	657,901
90	Etsy, Inc. (a)	18,150
296	Overstock.com, Inc. (a)	19,613
261	Stitch Fix, Inc., Class A (a)	12,930
69	Wayfair, Inc., Class A (a)	21,718
		966,595
	Multiline Retail – 12.0%
1,604	Dollar General Corp.	325,002
1,999	Dollar Tree, Inc. (a)	228,806
3,151	Kohl’s Corp.	187,831
1,309	Macy’s, Inc. (a)	21,193
546	Nordstrom, Inc. (a)	20,677
241	Ollie’s Bargain Outlet Holdings, Inc. (a)	20,967
1,652	Target Corp.	327,212
		1,131,688
	Oil, Gas & Consumable Fuels – 0.2%
1,526	Clean Energy Fuels Corp. (a)	20,967
	Road & Rail – 0.5%
357	Lyft, Inc., Class A (a)	22,555
385	Uber Technologies, Inc. (a)	20,987
		43,542
	Specialty Retail – 44.9%
1,534	Advance Auto Parts, Inc.	281,474
Shares	Description	Value

	Specialty Retail (Continued)
774	American Eagle Outfitters, Inc.	$22,632
261	AutoZone, Inc. (a)	366,522
741	Bed Bath & Beyond, Inc. (a)	21,600
3,020	Best Buy Co., Inc.	346,726
77	Burlington Stores, Inc. (a)	23,008
337	CarMax, Inc. (a)	44,706
70	Carvana Co. (a)	18,368
4,246	Dick’s Sporting Goods, Inc.	323,333
107	Five Below, Inc. (a)	20,414
5,957	GameStop Corp., Class A (a)	1,130,758
798	Gap (The), Inc. (a)	23,764
779	Home Depot (The), Inc.	237,790
364	L Brands, Inc. (a)	22,517
53	Lithia Motors, Inc., Class A	20,675
899	Lowe’s Cos., Inc.	170,972
653	O’Reilly Automotive, Inc. (a)	331,234
41	RH (a)	24,461
171	Ross Stores, Inc.	20,505
302	TJX (The) Cos., Inc.	19,977
1,906	Tractor Supply Co.	337,514
62	Ulta Beauty, Inc. (a)	19,168
2,308	Williams-Sonoma, Inc.	413,594
		4,241,712
	Total Investments – 98.6%	9,313,332
	(Cost $8,536,720) (b)
	Net Other Assets and Liabilities – 1.4%	130,783
	Net Assets – 100.0%	$9,444,115

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $8,639,870. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $802,831 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $129,369. The net unrealized appreciation was $673,462.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,313,332	$ 9,313,332	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electronic Equipment, Instruments & Components – 2.7%
16,595	II-VI, Inc. (a)	$1,134,600
5,439	IPG Photonics Corp. (a)	1,147,303
		2,281,903
	Semiconductors & Semiconductor Equipment – 97.2%
14,633	Advanced Micro Devices, Inc. (a)	1,148,690
10,993	Ambarella, Inc. (a)	1,103,587
278,330	Amkor Technology, Inc.	6,599,204
7,936	Analog Devices, Inc.	1,230,715
28,130	Applied Materials, Inc.	3,758,168
7,076	Broadcom, Inc.	3,280,858
14,870	Brooks Automation, Inc.	1,214,135
15,121	Cirrus Logic, Inc. (a)	1,282,110
10,899	Cree, Inc. (a)	1,178,509
31,600	Entegris, Inc.	3,532,880
54,700	Intel Corp.	3,500,800
10,682	KLA Corp.	3,529,333
5,862	Lam Research Corp.	3,489,297
25,698	Lattice Semiconductor Corp. (a)	1,156,924
137,724	Marvell Technology Group Ltd.	6,745,722
8,102	Microchip Technology, Inc.	1,257,592
72,646	Micron Technology, Inc. (a)	6,408,104
3,302	Monolithic Power Systems, Inc.	1,166,299
2,254	NVIDIA Corp.	1,203,478
6,774	NXP Semiconductors N.V.	1,363,877
82,559	ON Semiconductor Corp. (a)	3,435,280
19,027	Qorvo, Inc. (a)	3,476,233
9,080	QUALCOMM, Inc.	1,203,917
7,940	Silicon Laboratories, Inc. (a)	1,120,096
6,954	Skyworks Solutions, Inc.	1,275,920
49,611	Synaptics, Inc. (a)	6,718,322
25,851	Teradyne, Inc.	3,145,550
38,598	Texas Instruments, Inc.	7,294,636
		81,820,236
	Total Investments – 99.9%	84,102,139
	(Cost $71,267,395) (b)
	Net Other Assets and Liabilities – 0.1%	54,013
	Net Assets – 100.0%	$84,156,152

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $71,811,475. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,945,387 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $654,723. The net unrealized appreciation was $12,290,664.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 84,102,139	$ 84,102,139	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 25.7%
846,524	CH Robinson Worldwide, Inc.	$80,783,785
865,292	Expeditors International of Washington, Inc.	93,183,296
156,123	FedEx Corp.	44,345,177
251,755	United Parcel Service, Inc., Class B	42,795,832
113,856	XPO Logistics, Inc. (a)	14,038,445
		275,146,535
	Airlines – 8.9%
195,900	Alaska Air Group, Inc. (a)	13,558,239
608,280	American Airlines Group, Inc. (a)	14,537,892
265,697	Delta Air Lines, Inc. (a)	12,827,851
691,124	JetBlue Airways Corp. (a)	14,057,462
219,118	Southwest Airlines Co. (a)	13,379,345
355,000	Spirit Airlines, Inc. (a)	13,099,500
241,788	United Airlines Holdings, Inc. (a)	13,912,482
		95,372,771
	Auto Components – 4.9%
85,006	Aptiv PLC (a)	11,722,328
882,981	BorgWarner, Inc.	40,934,999
		52,657,327
	Automobiles – 11.5%
3,396,093	Ford Motor Co. (a)	41,602,139
774,094	General Motors Co. (a)	44,479,441
357,093	Harley-Davidson, Inc.	14,319,430
18,856	Tesla, Inc. (a)	12,594,488
787,719	Workhorse Group, Inc. (a)	10,846,891
		123,842,389
	Machinery – 10.8%
703,721	Nikola Corp. (a)	9,774,685
873,380	PACCAR, Inc.	81,154,469
309,588	Westinghouse Air Brake Technologies Corp.	24,506,986
		115,436,140
	Road & Rail – 26.1%
434,017	CSX Corp.	41,847,919
445,839	JB Hunt Transport Services, Inc.	74,932,161
135,908	Kansas City Southern	35,868,839
148,961	Norfolk Southern Corp.	39,999,008
185,010	Old Dominion Freight Line, Inc.	44,478,254
192,923	Union Pacific Corp.	42,522,158
		279,648,339
	Specialty Retail – 8.0%
2,077,420	Blink Charging Co. (a)	85,381,962
Shares	Description	Value

	Trading Companies & Distributors – 4.1%
133,616	United Rentals, Inc. (a)	$44,001,085
	Total Investments – 100.0%	1,071,486,548
	(Cost $974,538,598) (b)
	Net Other Assets and Liabilities – 0.0%	367,766
	Net Assets – 100.0%	$1,071,854,314

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $978,516,004. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $100,294,221 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,323,677. The net unrealized appreciation was $92,970,544.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,071,486,548	$ 1,071,486,548	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2021
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
ASSETS:
Investments, at value	$ 226,530,684	$ 5,129,605	$ 36,451,318
Cash	505,075	—	8,655
Receivables:
Dividends	387,592	3,616	5,405
Fund shares sold	1,572,077	1,283,243	—
Dividend reclaims	—	—	—
Securities lending income	—	—	10
Investment securities sold	6,205,550	—	—
Miscellaneous	—	2,970	—
Total Assets	235,200,978	6,419,434	36,465,388
LIABILITIES:
Due to custodian	—	2,028	—
Payables:
Investment advisory fees	111,340	2,019	17,626
Investment securities purchased	1,566,634	1,282,362	—
Fund shares redeemed	6,227,218	—	—
Distributions	—	—	—
Other liabilities	2,296	—	—
Total Liabilities	7,907,488	1,286,409	17,626
NET ASSETS	$227,293,490	$5,133,025	$36,447,762
NET ASSETS consist of:
Paid-in capital	$ 292,274,912	$ 5,627,857	$ 39,830,357
Par value	73,000	2,000	23,500
Accumulated distributable earnings (loss)	(65,054,422)	(496,832)	(3,406,095)
NET ASSETS	$227,293,490	$5,133,025	$36,447,762
NET ASSET VALUE, per share	$31.14	$25.66	$15.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,300,002	200,002	2,350,002
Investments, at cost	$220,255,762	$5,027,896	$33,099,879

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$ 19,108,716	$ 9,313,332	$ 84,102,139	$ 1,071,486,548
7,768	131,597	85,328	70,735,298

25,211	6,832	10,044	420,951
—	—	—	3,274,659
287	—	—	79
—	—	—	—
—	—	—	—
—	—	—	—
19,141,982	9,451,761	84,197,511	1,145,917,535

—	—	—	—

9,055	4,676	41,359	518,850
—	—	—	73,543,722
—	—	—	—
—	2,970	—	—
—	—	—	649
9,055	7,646	41,359	74,063,221
$ 19,132,927	$ 9,444,115	$ 84,156,152	$ 1,071,854,314

$ 19,835,773	$ 10,322,902	$ 75,835,072	$ 981,742,888
7,500	3,000	13,000	326,000
(710,346)	(881,787)	8,308,080	89,785,426
$ 19,132,927	$ 9,444,115	$ 84,156,152	$ 1,071,854,314
$25.51	$31.48	$64.74	$32.88
750,002	300,002	1,300,002	32,600,002
$17,968,925	$8,536,720	$71,267,395	$974,538,598
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2021
	First Trust Nasdaq Bank ETF (FTXO)	First Trust Nasdaq Food & Beverage ETF (FTXG)	First Trust Nasdaq Oil & Gas ETF (FTXN)
INVESTMENT INCOME:
Dividends	$ 3,063,227	$ 53,828	$ 498,916
Interest	17	—	4
Securities lending income (net of fees)	—	—	1,447
Other	13	—	78
Total investment income	3,063,257	53,828	500,445
EXPENSES:
Investment advisory fees	566,359	15,832	115,213
Total expenses	566,359	15,832	115,213
NET INVESTMENT INCOME (LOSS)	2,496,898	37,996	385,232
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(20,355,296)	(303,408)	(389,893)
In-kind redemptions	38,366,325	522,586	4,591,117
Net realized gain (loss)	18,011,029	219,178	4,201,224
Net change in unrealized appreciation (depreciation) on investments	49,898,872	819,716	5,482,034
NET REALIZED AND UNREALIZED GAIN (LOSS)	67,909,901	1,038,894	9,683,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 70,406,799	$ 1,076,890	$ 10,068,490

See Notes to Financial Statements

First Trust Nasdaq Pharmaceuticals ETF (FTXH)	First Trust Nasdaq Retail ETF (FTXD)	First Trust Nasdaq Semiconductor ETF (FTXL)	First Trust Nasdaq Transportation ETF (FTXR)

$268,860	$75,812	$577,400	$3,095,631
2	—	8	115
—	—	—	—
1	—	—	—
268,863	75,812	577,408	3,095,746

96,615	34,894	329,123	2,644,557
96,615	34,894	329,123	2,644,557
172,248	40,918	248,285	451,189

(1,312,929)	(485,925)	(1,217,614)	(9,290,602)
2,726,213	1,251,480	16,724,009	175,753,490
1,413,284	765,555	15,506,395	166,462,888
2,106,357	1,880,553	17,121,367	97,342,785
3,519,641	2,646,108	32,627,762	263,805,673
$3,691,889	$2,687,026	$32,876,047	$264,256,862
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust Nasdaq Bank ETF (FTXO)		First Trust Nasdaq Food & Beverage ETF (FTXG)
	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 2,496,898	$ 3,666,268	$ 37,996	$ 52,298
Net realized gain (loss)	18,011,029	(14,238,137)	219,178	457,279
Net change in unrealized appreciation (depreciation)	49,898,872	(20,119,560)	819,716	(837,798)
Net increase (decrease) in net assets resulting from operations	70,406,799	(30,691,429)	1,076,890	(328,221)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,495,731)	(3,868,010)	(37,626)	(51,985)
Return of capital	—	—	—	—
Total distributions to shareholders	(2,495,731)	(3,868,010)	(37,626)	(51,985)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	240,319,581	20,330,421	4,989,914	6,337,625
Cost of shares redeemed	(139,595,309)	(95,560,223)	(3,488,460)	(5,370,720)
Net increase (decrease) in net assets resulting from shareholder transactions	100,724,272	(75,229,802)	1,501,454	966,905
Total increase (decrease) in net assets	168,635,340	(109,789,241)	2,540,718	586,699
NET ASSETS:
Beginning of period	58,658,150	168,447,391	2,592,307	2,005,608
End of period	$227,293,490	$58,658,150	$5,133,025	$2,592,307
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,750,002	6,900,002	150,002	100,002
Shares sold	8,200,000	800,000	200,000	300,000
Shares redeemed	(4,650,000)	(3,950,000)	(150,000)	(250,000)
Shares outstanding, end of period	7,300,002	3,750,002	200,002	150,002

See Notes to Financial Statements

First Trust Nasdaq Oil & Gas ETF (FTXN)		First Trust Nasdaq Pharmaceuticals ETF (FTXH)		First Trust Nasdaq Retail ETF (FTXD)
Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020

$ 385,232	$ 172,452	$ 172,248	$ 62,083	$ 40,918	$ 81,421
4,201,224	(2,772,545)	1,413,284	675,467	765,555	853,132
5,482,034	(1,452,086)	2,106,357	(1,041,156)	1,880,553	(1,325,454)
10,068,490	(4,052,179)	3,691,889	(303,606)	2,687,026	(390,901)

(342,435)	(179,319)	(161,361)	(63,555)	(41,275)	(96,141)
—	(6,197)	—	—	—	—
(342,435)	(185,516)	(161,361)	(63,555)	(41,275)	(96,141)

37,358,049	12,391,122	20,157,542	4,298,507	8,716,861	2,487,585
(17,521,673)	(13,561,689)	(10,364,671)	(3,497,323)	(5,537,780)	(7,315,467)
19,836,376	(1,170,567)	9,792,871	801,184	3,179,081	(4,827,882)
29,562,431	(5,408,262)	13,323,399	434,023	5,824,832	(5,314,924)

6,885,331	12,293,593	5,809,528	5,375,505	3,619,283	8,934,207
$36,447,762	$6,885,331	$19,132,927	$5,809,528	$9,444,115	$3,619,283

850,002	650,002	300,002	250,002	200,002	400,002
2,750,000	1,300,000	850,000	200,000	300,000	100,000
(1,250,000)	(1,100,000)	(400,000)	(150,000)	(200,000)	(300,000)
2,350,002	850,002	750,002	300,002	300,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Nasdaq Semiconductor ETF (FTXL)		First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 248,285	$ 346,704	$ 451,189	$ 28,799
Net realized gain (loss)	15,506,395	2,536,052	166,462,888	128,146
Net change in unrealized appreciation (depreciation)	17,121,367	(4,808,273)	97,342,785	(382,690)
Net increase (decrease) in net assets resulting from operations	32,876,047	(1,925,517)	264,256,862	(225,745)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(248,060)	(356,856)	(1,221,540)	(28,821)
Return of capital	—	—	—	—
Total distributions to shareholders	(248,060)	(356,856)	(1,221,540)	(28,821)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	82,131,018	33,122,477	1,605,131,373	6,534,030
Cost of shares redeemed	(61,955,704)	(29,728,784)	(797,823,739)	(7,101,369)
Net increase (decrease) in net assets resulting from shareholder transactions	20,175,314	3,393,693	807,307,634	(567,339)
Total increase (decrease) in net assets	52,803,301	1,111,320	1,070,342,956	(821,905)
NET ASSETS:
Beginning of period	31,352,851	30,241,531	1,511,358	2,333,263
End of period	$84,156,152	$31,352,851	$1,071,854,314	$1,511,358
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	950,002	950,002	100,002	100,002
Shares sold	1,500,000	900,000	58,950,000	300,000
Shares redeemed	(1,150,000)	(900,000)	(26,450,000)	(300,000)
Shares outstanding, end of period	1,300,002	950,002	32,600,002	100,002

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Bank ETF (FTXO)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 15.64	$ 24.41	$ 29.50	$ 25.94	$ 20.01
Income from investment operations:
Net investment income (loss)	0.59 (b)	0.73	0.84	0.40	0.07
Net realized and unrealized gain (loss)	15.50	(8.77)	(5.14)	3.56	5.91
Total from investment operations	16.09	(8.04)	(4.30)	3.96	5.98
Distributions paid to shareholders from:
Net investment income	(0.59)	(0.73)	(0.79)	(0.40)	(0.05)
Net asset value, end of period	$31.14	$15.64	$24.41	$29.50	$25.94
Total return (c)	105.13%	(33.93)%	(14.49)%	15.35%	29.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 227,293	$ 58,658	$ 168,447	$ 1,314,444	$ 1,027,400
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	2.65%	2.69%	1.83%	1.47%	4.05% (d)
Portfolio turnover rate (e)	176%	59%	87%	39%	7%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Food & Beverage ETF (FTXG)
c
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.28	$ 20.06	$ 19.71	$ 20.63	$ 19.96
Income from investment operations:
Net investment income (loss)	0.32	0.27	0.27	0.35	0.14
Net realized and unrealized gain (loss)	8.38	(2.77)	0.33	(0.95)	0.64
Total from investment operations	8.70	(2.50)	0.60	(0.60)	0.78
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.28)	(0.25)	(0.32)	(0.11)
Net asset value, end of period	$25.66	$17.28	$20.06	$19.71	$20.63
Total return (b)	50.65%	(12.69)%	3.13%	(2.96)%	3.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,133	$ 2,592	$ 2,006	$ 985	$ 5,158
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.44%	1.58%	1.55%	1.53%	1.58% (c)
Portfolio turnover rate (d)	131%	59%	108%	76%	54%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Oil & Gas ETF (FTXN)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 8.10	$ 18.91	$ 19.95	$ 20.63	$ 19.84
Income from investment operations:
Net investment income (loss)	0.22	0.31	0.41	0.36	0.14
Net realized and unrealized gain (loss)	7.39	(10.79)	(1.06)	(0.67)	0.80
Total from investment operations	7.61	(10.48)	(0.65)	(0.31)	0.94
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.32)	(0.39)	(0.33)	(0.15)
Return of capital	—	(0.01)	—	(0.04)	—
Total distributions	(0.20)	(0.33)	(0.39)	(0.37)	(0.15)
Net asset value, end of period	$15.51	$8.10	$18.91	$19.95	$20.63
Total return (b)	95.16%	(56.26)%	(3.27)%	(1.47)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,448	$ 6,885	$ 12,294	$ 3,991	$ 2,063
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	2.01%	2.14%	1.69%	1.96%	1.30% (c)
Portfolio turnover rate (e)	136%	76%	126%	92%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 19.36	$ 21.50	$ 21.14	$ 19.83	$ 20.12
Income from investment operations:
Net investment income (loss)	0.24	0.18	0.13	0.17	0.06
Net realized and unrealized gain (loss)	6.14	(2.13)	0.35	1.65	(0.28)
Total from investment operations	6.38	(1.95)	0.48	1.82	(0.22)
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.19)	(0.12)	(0.17)	(0.06)
Net realized gain	—	—	—	(0.34)	(0.01)
Total distributions	(0.23)	(0.19)	(0.12)	(0.51)	(0.07)
Net asset value, end of period	$25.51	$19.36	$21.50	$21.14	$19.83
Total return (b)	33.00%	(9.13)%	2.30%	9.32%	(1.10)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,133	$ 5,810	$ 5,376	$ 2,114	$ 1,983
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.07%	0.85%	0.69%	0.80%	0.64% (c)
Portfolio turnover rate (d)	83%	42%	107%	70%	48%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Retail ETF (FTXD)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.10	$ 22.34	$ 20.86	$ 19.68	$ 19.90
Income from investment operations:
Net investment income (loss)	0.19	0.27	0.21	0.31	0.15
Net realized and unrealized gain (loss)	13.39	(4.22)	1.45	1.18	(0.24)
Total from investment operations	13.58	(3.95)	1.66	1.49	(0.09)
Distributions paid to shareholders from:
Net investment income	(0.20)	(0.29)	(0.18)	(0.31)	(0.13)
Net asset value, end of period	$31.48	$18.10	$22.34	$20.86	$19.68
Total return (b)	75.23%	(17.90)%	7.98%	7.63%	(0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,444	$ 3,619	$ 8,934	$ 1,043	$ 1,968
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61% (c) (d)
Ratio of net investment income (loss) to average net assets	0.70%	1.11%	1.41%	1.54%	1.44% (c)
Portfolio turnover rate (e)	114%	65%	127%	126%	65%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Semiconductor ETF (FTXL)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 33.00	$ 31.83	$ 32.58	$ 25.04	$ 19.93
Income from investment operations:
Net investment income (loss)	0.23	0.38	0.25	0.14	0.05
Net realized and unrealized gain (loss)	31.75	1.18	(0.79)	7.54	5.11
Total from investment operations	31.98	1.56	(0.54)	7.68	5.16
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.39)	(0.21)	(0.14)	(0.05)
Net realized gain	—	—	—	—	(0.00) (b)
Total distributions	(0.24)	(0.39)	(0.21)	(0.14)	(0.05)
Net asset value, end of period	$64.74	$33.00	$31.83	$32.58	$25.04
Total return (c)	97.11%	4.82%	(1.62)%	30.77%	25.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 84,156	$ 31,353	$ 30,242	$ 47,247	$ 15,024
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60% (d)
Ratio of net investment income (loss) to average net assets	0.45%	1.00%	0.78%	0.55%	0.66% (d)
Portfolio turnover rate (e)	113%	64%	94%	59%	58%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Transportation ETF (FTXR)
	Year Ended March 31,				Period Ended 3/31/2017 (a)
	2021	2020	2019	2018
Net asset value, beginning of period	$ 15.11	$ 23.33	$ 24.93	$ 22.78	$ 19.94
Income from investment operations:
Net investment income (loss)	0.04	0.30	0.35	0.32	0.14
Net realized and unrealized gain (loss)	17.79	(8.22)	(1.62)	2.16	2.84
Total from investment operations	17.83	(7.92)	(1.27)	2.48	2.98
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.30)	(0.33)	(0.33)	(0.14)
Net realized gain	—	—	—	—	(0.00) (b)
Total distributions	(0.06)	(0.30)	(0.33)	(0.33)	(0.14)
Net asset value, end of period	$32.88	$15.11	$23.33	$24.93	$22.78
Total return (c)	118.10%	(34.35)%	(5.11)%	10.89%	14.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,071,854	$ 1,511	$ 2,333	$ 3,740	$ 2,278
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61% (d) (e)
Ratio of net investment income (loss) to average net assets	0.10%	1.04%	1.38%	1.27%	1.22% (d)
Portfolio turnover rate (f)	129%	89%	108%	78%	28%

(a)	Inception date is September 20, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2021
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-one exchange-traded funds that are offering shares. This report covers the seven funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust Nasdaq Bank ETF - (ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (ticker “FTXH”)
First Trust Nasdaq Retail ETF - (ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (ticker “FTXR”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Nasdaq Bank ETF	Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF	Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF	Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF	Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF	Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF	Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF	Nasdaq US Smart Transportation Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on the Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. As of March 31, 2021, no Funds had securities in the securities lending program. During the year ended March 31, 2021, FTXN participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 2,495,731	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	37,626	—	—
First Trust Nasdaq Oil & Gas ETF	342,435	—	—
First Trust Nasdaq Pharmaceuticals ETF	161,361	—	—
First Trust Nasdaq Retail ETF	41,275	—	—
First Trust Nasdaq Semiconductor ETF	248,060	—	—
First Trust Nasdaq Transportation ETF	1,221,540	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Bank ETF	$ 3,868,010	$ —	$ —
First Trust Nasdaq Food & Beverage ETF	51,985	—	—
First Trust Nasdaq Oil & Gas ETF	179,319	—	6,197
First Trust Nasdaq Pharmaceuticals ETF	63,555	—	—
First Trust Nasdaq Retail ETF	96,141	—	—
First Trust Nasdaq Semiconductor ETF	356,856	—	—
First Trust Nasdaq Transportation ETF	28,821	—	—
As of March 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Bank ETF	$ 222,145	$ (70,379,091)	$ 5,102,524
First Trust Nasdaq Food & Beverage ETF	2,967	(599,398)	99,599
First Trust Nasdaq Oil & Gas ETF	42,797	(6,238,725)	2,789,833
First Trust Nasdaq Pharmaceuticals ETF	11,510	(1,566,745)	844,889
First Trust Nasdaq Retail ETF	4,375	(1,559,624)	673,462
First Trust Nasdaq Semiconductor ETF	22,586	(4,005,170)	12,290,664
First Trust Nasdaq Transportation ETF	—	(3,185,118)	92,970,544
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Nasdaq Bank ETF	$ 70,379,091
First Trust Nasdaq Food & Beverage ETF	599,398
First Trust Nasdaq Oil & Gas ETF	6,238,725
First Trust Nasdaq Pharmaceuticals ETF	1,566,745
First Trust Nasdaq Retail ETF	1,559,624
First Trust Nasdaq Semiconductor ETF	4,005,170
First Trust Nasdaq Transportation ETF	3,185,118
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2021, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Nasdaq Bank ETF	$ —	$ (36,602,778)	$ 36,602,778
First Trust Nasdaq Food & Beverage ETF	—	(515,802)	515,802
First Trust Nasdaq Oil & Gas ETF	—	(4,246,640)	4,246,640
First Trust Nasdaq Pharmaceuticals ETF	—	(2,482,367)	2,482,367
First Trust Nasdaq Retail ETF	—	(1,228,976)	1,228,976
First Trust Nasdaq Semiconductor ETF	—	(16,138,068)	16,138,068
First Trust Nasdaq Transportation ETF	770,291	(173,093,494)	172,323,203
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.60% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 167,890,431	$ 167,352,522
First Trust Nasdaq Food & Beverage ETF	3,694,404	3,686,381
First Trust Nasdaq Oil & Gas ETF	26,142,403	25,402,209
First Trust Nasdaq Pharmaceuticals ETF	13,051,315	13,000,308
First Trust Nasdaq Retail ETF	6,466,121	6,567,507
First Trust Nasdaq Semiconductor ETF	61,855,472	61,778,641
First Trust Nasdaq Transportation ETF	563,667,110	565,305,924

For the fiscal year ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Nasdaq Bank ETF	$ 239,712,034	$ 140,057,163
First Trust Nasdaq Food & Beverage ETF	4,974,221	3,481,282
First Trust Nasdaq Oil & Gas ETF	37,285,980	17,810,125
First Trust Nasdaq Pharmaceuticals ETF	20,114,466	10,367,775
First Trust Nasdaq Retail ETF	8,697,717	5,538,604
First Trust Nasdaq Semiconductor ETF	82,047,057	61,972,086
First Trust Nasdaq Transportation ETF	1,603,411,082	795,594,677
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2022.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On or around July 27, 2021, First Trust Nasdaq Retail ETF will seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S-Network Global E-Commerce Index (the “New Index”). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nasdaq US Smart Retail Index. The New Index will be composed of approximately 60 securities issued by companies that are materially engaged in the global e-commerce industry, including the online retail, online marketplace, content navigation, and e-commerce infrastructure business segments. The New Index includes companies that operate online stores, the companies that help potential customers find online stores, and the companies that enable e-commerce business activities, from payment processing to delivery to the consumer’s front door. Additionally, on or around July 27, 2021, the Fund’s name is expected to change to First Trust S-Network Global E-Commerce ETF and its new ticker symbol is expected to be ISHP. The Fund’s shares will continue to be listed for trading on The Nasdaq Stock Market LLC and S-Network Global Indexes, Inc. will serve as the Fund’s index provider.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, and First Trust Nasdaq Transportation ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2021, 2020, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2021, 2020, 2019 and 2018 and for the period from September 20, 2016 (commencement of operations) through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 25, 2021
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
For the taxable year ended March 31, 2021, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
First Trust Nasdaq Bank ETF	100.00%
First Trust Nasdaq Food & Beverage ETF	100.00%
First Trust Nasdaq Oil & Gas ETF	100.00%
First Trust Nasdaq Pharmaceuticals ETF	100.00%
First Trust Nasdaq Retail ETF	100.00%
First Trust Nasdaq Semiconductor ETF	100.00%
First Trust Nasdaq Transportation ETF	100.00%
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021, although the specific timing of the phase out of LIBOR continues to be discussed and negotiated across the industry and in various jurisdictions. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016)	199	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	199	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	199	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services)	199	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	199	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2021

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Developed International Equity Select ETF (RNDM)

Emerging Markets Equity Select ETF (RNEM)

Large Cap US Equity Select ETF (RNLC)

Mid Cap US Equity Select ETF (RNMC)

Small Cap US Equity Select ETF (RNSC)

US Equity Dividend Select ETF (RNDV)

Annual Report
For the Year Ended
March 31, 2021

First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Annual Letter from the Chairman and CEO
March 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the twelve months ended March 31, 2021.
A year ago my message to shareholders was largely fixated on the growing spread of the coronavirus (“COVID-19”) pandemic and what government leaders at the federal and state levels were doing, and contemplating, to help mitigate the potential fallout from shutting down such a huge chunk of the U.S. economy. Six months ago, I was able to share some specifics, such as fast-tracking the development of one or more vaccines to treat the virus. I disclosed the plan from the Federal Reserve (the “Fed”) to keep short-term interest rates artificially low for a multi-year period, if necessary, to bring down the nation’s unemployment rate and help nudge inflation above the Fed’s 2.0% target. That level of guidance and commitment has rarely, if ever, been offered up by the Fed, in our opinion. At that time, the Fed’s aggressive response sent a message to investors that this challenge, like the 2008-2009 financial crisis, was a serious one that called for extraordinary measures. While we are still early on in 2021, it does appear that the Fed’s monetary policy and the trillions of dollars of fiscal stimulus from the federal government are having a positive influence on the U.S. economy and the equities markets.
The global growth forecast from the International Monetary Fund (“IMF”), released in the first week of April 2021, sees real gross domestic product growth rising by 6.0% worldwide in 2021, a strong rebound from its -3.3% projection for 2020. The IMF is calling for a 6.4% growth rate for the U.S. in 2021, up from its -3.5% estimate for 2020. If achieved, the 6.4% growth rate would be the highest for a calendar year since 1984, according to data from the Bureau of Economic Analysis. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than advanced economies in 2021, albeit not by much. Their 2021 growth rate estimate is 6.7%, up from its -2.2% estimate for 2020.
For anyone looking for some confirmation that the U.S. economy is back on solid footing, look no further than the latest releases on the ISM Manufacturing Index and CEO confidence levels. The ISM Manufacturing Index jumped from a reading of 60.8 in February 2021 to 64.7 in March 2021, the highest mark since 1983, according to the Institute for Supply Management. A reading above 50 indicates that manufacturing is expanding and vice versa. The Conference Board reported that its first quarter survey of 2021, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months, up from 63% in the prior survey.
With respect to the performance of the stock market, the S&P 500® Index (the “Index”) posted a total return of 56.35% for the 12-month period ended March 31, 2021, according to Bloomberg. It was up 19.07% for the six-month period ended March 31, 2021, and up 6.17% in the first quarter of 2021. For comparative purposes, from 1926 through 2020, the Index posted an average annual total return of 10.28%, according to Morningstar/Ibbotson Associates. I doubt that anyone was forecasting such outsized returns over the past year, which is why I embrace a buy and hold approach to investing and encourage all of you to stay the course.
Investors funneled record amounts of capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”), particularly equity funds, in the first quarter of 2021. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at an all-time high of $5.91 trillion as of March 31, 2021, according to its own release. In March, net inflows to ETFs/ETPs listed in the U.S. totaled a record high $98.26 billion, pushing year-to-date net inflows to a record high $252.24 billion. Equity and fixed-income funds have garnered the most capital so far this year. Equity ETFs/ETPs took in a net $184.53 billion in the first quarter, up from $28.03 billion in the first quarter of 2020. Fixed-income ETFs/ETPs took in a net $32.09 billion in the first quarter, up from $10.78 billion a year ago.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Annual Report
March 31, 2021
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
On February 17, 2021, data provided by the Institute of International Finance indicated that the coronavirus (“COVID-19”) pandemic had driven global debt higher by $24 trillion, according to Reuters. Considering that the virus is still not contained around the world by any stretch, we anticipate the potential need for additional capital to be raised to help prop up struggling economies. The $24 trillion capital increase pushed the value of total global debt outstanding to a record $281 trillion. As a result, worldwide debt-to-gross domestic product stood above 355% in mid-February 2021. While opinions may vary, on a country level, the World Bank believes that a ratio above 77% for an extended period can negatively impact economic growth. For now, the extended debt levels do not seem to be a major hurdle for investors, but that could change in the future if not addressed, in our opinion.
The climate of artificially low interest rates and slowly rising bond yields continues to help fuel demand for equities. While quite a bit of attention is being garnered by the spike in the yield on the benchmark 10-Year Treasury Note (“T-Note”), the Federal Reserve (the “Fed”) is not fazed by it. The yield on the 10-Year T-Note rose by 82 basis points to 1.74% in the first quarter of 2021, according to Bloomberg. Its all-time closing low was 0.51% on August 4, 2020. At 1.74%, the yield on the 10-Year T-Note is too low to compete with the historical return on stocks, in our opinion. On March 24, 2021, Fed Chairman Jerome Powell commented that he is not concerned about the rise in bond yields because he believes it reflects growing optimism about the economy’s prospects, according to The Wall Street Journal. Powell believes that COVID-19 is still the biggest risk for the U.S. economy.
Data from Refinitiv indicates that global mergers and acquisitions (“M&A”) deal value (announcements) totaled $1.3 trillion in the first quarter of 2021, up 94% from the first quarter of 2020, according to Axios. That is an all-time high for the first quarter of a calendar year and the second-most for any quarter on record. The U.S. accounted for 50% of that total. Cross-border M&A hit an all-time first quarter high of $458 billion in 2021. Strong M&A activity reflects growing confidence in the current global economic recovery.
Global Equities Markets
The S&P 500®, S&P MidCap 400® and S&P SmallCap 600® Indices posted total returns of 56.35%, 83.46% and 95.33%, respectively, over the past 12 months. All 11 sectors that comprise the S&P 500® Index were up on a total return basis. The top-performing sector was Materials, up 78.29%, while the worst showing came from Energy, up 19.52%. With respect to foreign equities, the MSCI World ex USA and MSCI Emerging Markets Indices posted total returns of 45.86% (USD) and 58.39% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar declined by 5.88% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The drop in the relative value of the dollar likely boosted the performance of the two foreign stock indices, in our opinion.
There are other signs that investors have a growing appetite for equities in the current climate. Data from Renaissance Capital shows that a total of 101 equity initial public offerings (market caps above $50 million) have been priced in the U.S. this year (through April 1, 2021), up 288.5% from the same period in 2020, according to its own release. The 101 companies raised a combined $39.2 billion, up 463.9% from the same period a year ago.
Over the past 12 months, investors favored sector funds over core equity funds and passive funds over active funds. Investors liquidated an estimated net $156.61 billion from U.S. Equity mutual funds and exchange-traded funds (“ETFs”) for the 12-month period ended March 31, 2021, compared to estimated net inflows totaling $125.70 billion for Sector Equity mutual funds and ETFs, according to Morningstar. International Equity mutual funds and ETFs reported estimated net outflows totaling $16.33 billion over the same period. Investors continue to favor passive over active funds. Passive U.S. Equity funds and ETFs reported estimated net inflows totaling $43.87 billion in the same period, compared to estimated net outflows totaling $200.48 billion for Active U.S. Equity mutual funds and ETFs. Passive Sector Equity mutual funds and ETFs reported estimated net inflows totaling $107.82 billion in the same period, compared to estimated net inflows totaling $17.88 billion for Active Sector Equity mutual funds and ETFs. Passive International Equity mutual funds and ETFs reported estimated net inflows totaling $54.64 billion for the same period, compared to estimated net outflows totaling $70.97 billion for Active International Equity mutual funds and ETFs.

Fund Performance Overview (Unaudited)
Developed International Equity Select ETF (RNDM)
The Developed International Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Developed Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility developed markets (excluding the United States) securities that are included in the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets (excluding the United States), as determined by Nasdaq, Inc. A country is classified as “developed” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	34.93%	3.86%	15.38%
Market Price	36.11%	3.97%	15.85%
Index Performance
Nasdaq Riskalyze Developed Markets Index	36.38%	5.18%	21.04%
NASDAQ Developed Markets Ex-US Large Mid Cap Index(1)	48.12%	7.92%	33.35%
MSCI World ex USA Index(1)	45.86%	7.14%	29.75%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a net asset value (“NAV”) return of 34.93% during the period covered by this report. During the same period, the NASDAQ Developed Markets Ex-US Large Mid Cap Index (the “Benchmark”) generated a return of 48.12%. Investments in Japan received the greatest allocation of any country in the Fund during the period covered by this report. Japanese securities carried an average weight of 20.4% but contributed only 1.2% to the Fund’s overall return. The most significant contribution to the Fund’s return came from investments in the United Kingdom, which contributed 3.9% to the Fund’s return. No country had a negative contribution to the Fund’s return. The total currency effect to the Fund over the period covered in this report was 8.4%. On a relative basis, the Fund underperformed the Benchmark. The greatest source of underperformance came from Japanese securities. Investments in Japan caused -6.1% of underperformance for the Fund versus the Benchmark. Meanwhile, the Fund earned 0.5% of outperformance versus the Benchmark due to investments in Korea.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ Developed Markets Ex-US Large Mid Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The MSCI World ex USA Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze Developed Markets Index, the Fund’s underlying index, is derived from the NASDAQ Developed Markets Ex-US Large Mid Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ Developed Markets Ex-US Large Mid Cap Index, going forward. The MSCI World ex USA Index is reflected above for additional performance comparison purposes.
Riskalyze and the Nasdaq Riskalyze Developed Markets Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Developed International Equity Select ETF (RNDM) (Continued)
Sector Allocation	% of Total Investments
Financials	17.7%
Industrials	16.6
Consumer Staples	11.3
Health Care	10.9
Information Technology	9.8
Consumer Discretionary	9.8
Communication Services	9.2
Materials	7.0
Utilities	4.7
Real Estate	2.1
Energy	0.9
Total	100.0%
Top Ten Holdings	% of Total Investments
Admiral Group PLC	2.2%
Ono Pharmaceutical Co., Ltd.	2.2
MS&AD Insurance Group Holdings, Inc.	2.0
Bridgestone Corp.	1.7
Kyocera Corp.	1.4
USS Co., Ltd.	1.4
ITOCHU Corp.	1.3
Mitsubishi Corp.	1.2
Croda International PLC	1.2
Nitori Holdings Co., Ltd.	1.2
Total	15.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM)
The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging Markets Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNEM.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks, depository receipts, preferred shares and real estate investment trusts that comprise the Index.
The Index is designed to select low volatility emerging markets securities that are included in the NASDAQ Emerging Markets Large Mid Cap Index (the “Base Index”) and have a minimum three-month average daily dollar trading volume of $5 million. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets, as determined by Nasdaq, Inc. A country is classified as “emerging” based on a number of criteria including national income per capita, national market capitalization and national trading volume. Emerging markets are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	34.44%	2.77%	10.90%
Market Price	35.03%	3.02%	11.89%
Index Performance
Nasdaq Riskalyze Emerging Markets Index	37.50%	4.70%	18.95%
NASDAQ Emerging Markets Large Mid Cap Index(1)	55.11%	9.50%	40.91%
MSCI Emerging Markets Index(1)	58.39%	9.85%	42.61%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of 34.44% during the period covered by this report. During the same period, the NASDAQ Emerging Markets Large Mid Cap Index (the “Benchmark”) generated a return of 55.11%. Hong Kong securities received the greatest allocation of any country in the Fund during the period covered by this report. These investments carried an average weight of 23.9% and contributed 2.1% to the Fund’s return. The greatest contribution to the Fund’s return came from investments in Taiwan, which received an allocation of 21.0% and contributed 9.9% to the Fund’s return. Nearly all countries represented in the Fund had positive contributions to the Fund’s return. The only country with a negative contribution was Cypress, in which the Fund had nominal investments. This country’s allocation consisted of only one security with an allocation of less than 0.1% and its negative contribution to the Fund’s return was also less than -0.1%. The total currency effect to the Fund over the period covered in this report was 5.2%. On a relative basis, the Fund underperformed the Benchmark. The greatest source of underperformance came from Taiwan securities, which caused -5.7% of underperformance for the Fund versus the Benchmark. The greatest source of outperformance was Mexico, which earned 0.4% of outperformance for the Fund.

(1)	Beginning with this annual report and consistent with the Fund’s return objective, the NASDAQ Emerging Markets Large Mid Cap Index will be used as the Fund’s benchmark for performance attribution purposes. The MSCI Emerging Markets Index was previously used as the Fund’s benchmark for performance purposes. The Nasdaq Riskalyze Emerging Markets Index, the Fund’s underlying index, is derived from the NASDAQ Emerging Markets Large Mid Cap Index. As such, the Advisor has determined to measure the Fund’s relative outperformance and underperformance against the parent index, NASDAQ Emerging Markets Large Mid Cap Index, going forward. The MSCI Emerging Markets Index is reflected above for additional performance comparison purposes.
Riskalyze and the Nasdaq Riskalyze Emerging Markets Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Emerging Markets Equity Select ETF (RNEM) (Continued)
Sector Allocation	% of Total Investments
Financials	28.5%
Information Technology	18.2
Materials	13.2
Consumer Staples	9.3
Consumer Discretionary	8.7
Energy	4.7
Industrials	4.5
Real Estate	3.8
Communication Services	3.5
Utilities	2.9
Health Care	2.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Compal Electronics, Inc.	3.6%
Synnex Technology International Corp.	3.4
WPG Holdings Ltd.	3.2
Inventec Corp.	3.1
Naspers Ltd., Class N	2.8
Fu Shou Yuan International Group Ltd.	2.6
China Overseas Land & Investment Ltd.	2.6
Wipro Ltd.	2.5
Tata Consultancy Services Ltd.	2.4
Hengan International Group Co., Ltd.	1.6
Total	27.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC)
The Large Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNLC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US large cap securities that are included in the Nasdaq US 500 Large Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	62.65%	13.61%	61.94%
Market Price	62.95%	13.65%	62.14%
Index Performance
Nasdaq Riskalyze US Large Cap Index	63.80%	14.32%	65.82%
Nasdaq US 500 Large Cap Index	57.83%	16.53%	78.21%
S&P 500® Index	56.35%	16.00%	75.18%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of 62.65% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (the “Benchmark”) generated a return of 57.83%. The Information Technology sector received the greatest allocation and also contributed the most to the Fund’s overall return during the period covered by this report. This sector carried an average weight of 28.2% and contributed 21.1% to the Fund’s return. During the period, no sector had a negative contribution to the Fund’s return. On a relative basis, the Fund outperformed the Benchmark. The most significant source of outperformance came from the heavily weighted Information Technology sector. Investments in this sector caused 2.1% of outperformance for the Fund versus the Benchmark. Meanwhile, investments in the Communication Services sector, in which the Fund both under-allocated and underperformed the Benchmark, caused -0.4% of underperformance for the Fund versus the Benchmark.

Riskalyze and the Nasdaq Riskalyze US Large Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Large Cap US Equity Select ETF (RNLC) (Continued)
Sector Allocation	% of Total Investments
Information Technology	30.0%
Industrials	13.5
Health Care	13.1
Consumer Discretionary	12.4
Financials	10.5
Consumer Staples	5.8
Communication Services	4.6
Materials	2.7
Energy	2.6
Real Estate	2.4
Utilities	2.4
Total	100.0%
Top Ten Holdings	% of Total Investments
Applied Materials, Inc.	1.2%
Hewlett Packard Enterprise Co.	1.0
HP, Inc.	1.0
Intel Corp.	1.0
KLA Corp.	1.0
NXP Semiconductors N.V.	1.0
Lam Research Corp.	0.9
CDW Corp.	0.9
Seagate Technology PLC	0.9
Corning, Inc.	0.9
Total	9.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC)
The Mid Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Mid Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNMC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US mid cap securities that are included in the Nasdaq US 600 Mid Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of mid cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	77.60%	11.04%	48.53%
Market Price	77.39%	11.06%	48.63%
Index Performance
Nasdaq Riskalyze US Mid Cap Index	78.85%	11.72%	51.98%
Nasdaq US 600 Mid Cap Index	89.51%	15.09%	70.05%
S&P MidCap 400® Index	83.46%	13.05%	58.93%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of 77.60% during the period covered by this report. During the same period, the Nasdaq US 600 Mid Cap Index (the “Benchmark”) generated a return of 89.51%. Multiple sectors received nearly the same allocation in the Fund during the period covered by this report. The greatest allocation was to the Industrials sector, which had an average weight of 15.8%, but the Information Technology sector was a close second with 15.4%, while the Financials sector (14.7%), the Health Care sector (13.7%), and the Consumer Discretionary sector (13.7%) were also substantially weighted during the period. The greatest contribution to the Fund’s return came from the investments in the Consumer Discretionary sector. These investments contributed 16.3% to the Fund’s return. No sector had a negative contribution to the Fund’s return during the period. On a relative basis, the Fund underperformed the Benchmark. The greatest source of underperformance came from investments in the Health Care sector. This allocation caused -4.9% of underperformance for the Fund versus the Benchmark. The greatest source of outperformance for the Fund during the period came from investments in the Energy sector, which had a small 2.5% weight in the Fund but garnered 1.1% of outperformance for the Fund versus the Benchmark, due primarily to some significantly positive returns from a few companies in the Oil & Gas Production sub-sector.

Riskalyze and the Nasdaq Riskalyze US Mid Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Mid Cap US Equity Select ETF (RNMC) (Continued)
Sector Allocation	% of Total Investments
Industrials	16.0%
Consumer Discretionary	15.4
Financials	15.3
Information Technology	14.7
Health Care	12.1
Real Estate	7.9
Materials	5.8
Consumer Staples	4.0
Utilities	3.8
Energy	3.0
Communication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
DENTSPLY SIRONA, Inc.	2.0%
Bruker Corp.	2.0
Hill-Rom Holdings, Inc.	1.9
Encompass Health Corp.	1.6
Universal Health Services, Inc., Class B	1.6
Perrigo Co. PLC	1.5
Chemed Corp.	1.4
Amkor Technology, Inc.	1.0
SYNNEX Corp.	0.9
Blackbaud, Inc.	0.8
Total	14.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC)
The Small Cap US Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Small Cap Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNSC.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US small cap securities that are included in the Nasdaq US 700 Small Cap Index (the “Base Index”) and have paid a dividend in the trailing twelve months (based on ex-date). The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	92.49%	11.79%	52.34%
Market Price	93.04%	11.87%	52.76%
Index Performance
Nasdaq Riskalyze US Small Cap Index	94.10%	12.56%	56.37%
Nasdaq US 700 Small Cap Index	113.75%	16.21%	76.40%
S&P SmallCap 600® Index	95.33%	14.13%	64.74%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of 92.49% during the period covered by this report. During the same period, the Nasdaq US 700 Small Cap Index (the “Benchmark”) generated a return of 113.75%. The allocation to the Industrials sector during the period covered by this report was 19.6%, greater than that of any other sector in the Fund. This sector contributed 15.9% to the Fund’s return. The greatest contributor to the Fund’s return was the Consumer Discretionary sector. Investments in this sector carried an average weight of 12.9% and contributed 21.0% to the Fund’s return. No sector had a negative contribution to the Fund’s return. On a relative basis, the Fund underperformed the Benchmark. The greatest source of underperformance came in the most heavily weighted sector, the Industrials sector. Investments in this sector contributed 15.9% to the Fund’s return but, due primarily to the selection effect, caused -7.9% of underperformance versus the Benchmark. The greatest source of outperformance for the Fund versus the Benchmark came from investments in the Consumer Discretionary sector, which earned 0.6% of outperformance for the Fund versus the Benchmark during the period covered by this report.

Riskalyze and the Nasdaq Riskalyze US Small Cap Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
Small Cap US Equity Select ETF (RNSC) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	18.7%
Industrials	18.4
Health Care	16.6
Consumer Discretionary	11.8
Information Technology	9.1
Real Estate	7.2
Materials	5.8
Energy	4.9
Communication Services	2.9
Consumer Staples	2.9
Utilities	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Owens & Minor, Inc.	1.7%
Luminex Corp.	1.7
Ensign Group (The), Inc.	1.6
National HealthCare Corp.	1.5
CONMED Corp.	1.5
National Research Corp.	1.4
Patterson Cos., Inc.	1.4
Cantel Medical Corp.	1.3
Healthcare Services Group, Inc.	1.3
Atrion Corp.	1.3
Total	14.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV)
The US Equity Dividend Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze US Large Cap Select Dividend Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RNDV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts that comprise the Index.
The Index is designed to select dividend-paying US securities that (i) are included in the Nasdaq US 500 Large Cap Index (the “Base Index”); (ii) have paid a dividend in the trailing twelve months (based on the ex-date); and (iii) have a trailing twelve-month dividend yield higher than the index yield of the Base Index. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of large cap US companies, as determined by Nasdaq, Inc.
Performance
		Average Annual Total Returns	Cumulative Total Returns
	1 Year Ended 3/31/21	Inception (6/20/17) to 3/31/21	Inception (6/20/17) to 3/31/21
Fund Performance
NAV	64.82%	12.85%	57.92%
Market Price	64.95%	12.88%	58.03%
Index Performance
Nasdaq Riskalyze US Large Cap Select Dividend Index	65.97%	13.49%	61.32%
Nasdaq US 500 Large Cap Index	57.83%	16.53%	78.21%
S&P 500® Index	56.35%	16.00%	75.18%
(See Notes to Fund Performance Overview on page 16.)
Performance Review
The Fund generated a NAV return of 64.82% during the period covered by this report. During the same period, the Nasdaq US 500 Large Cap Index (the “Benchmark”) generated a return of 57.83%. By far the largest allocation in the Fund were the investments in the Information Technology sector. Unsurprisingly, this sector was also the primary driver of the Fund’s return. Information Technology holdings carried an average weight in the Fund of 29.2% and contributed 20.6% to the Fund’s overall return. No sector in the Fund had a negative contribution to the Fund’s return during the period covered by this report. On a relative basis, the Fund outperformed the Benchmark. The largest source of outperformance for the Fund came from investments in the Financials sector, where the Fund experienced a significant gain due to the selection effect. In aggregate, investments in the Financials sector received similar weighting in the Fund as in the Benchmark but contributed 2.9% to the Fund’s outperformance versus the Benchmark. The greatest, and only, source of underperformance for the Fund versus the Benchmark were from investments in the Health Care sector, which caused -0.9% of underperformance for the Fund versus the Benchmark.

Riskalyze and the Nasdaq Riskalyze US Large Cap Select Dividend Index are trademarks or service marks of Riskalyze, Inc. (“Riskalyze”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Riskalyze, and Riskalyze makes no representation regarding the advisability of trading in the Fund.

Fund Performance Overview (Unaudited) (Continued)
US Equity Dividend Select ETF (RNDV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	31.4%
Consumer Discretionary	12.8
Health Care	12.7
Financials	10.7
Industrials	10.4
Communication Services	7.5
Consumer Staples	5.2
Real Estate	2.5
Energy	2.5
Utilities	2.4
Materials	1.9
Total	100.0%
Top Ten Holdings	% of Total Investments
International Business Machines Corp.	3.8%
Hewlett Packard Enterprise Co.	3.7
Seagate Technology PLC	3.6
HP, Inc.	2.6
Intel Corp.	2.4
Broadcom, Inc.	2.2
Omnicom Group, Inc.	2.2
Corning, Inc.	2.0
Texas Instruments, Inc.	1.8
Gilead Sciences, Inc.	1.8
Total	26.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2021 (Unaudited)
As a shareholder of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF or US Equity Dividend Select ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
Developed International Equity Select ETF (RNDM)
Actual	$1,000.00	$1,126.40	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Emerging Markets Equity Select ETF (RNEM)
Actual	$1,000.00	$1,208.40	0.75%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Large Cap US Equity Select ETF (RNLC)
Actual	$1,000.00	$1,270.60	0.60%	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Mid Cap US Equity Select ETF (RNMC)
Actual	$1,000.00	$1,427.50	0.60%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
Small Cap US Equity Select ETF (RNSC)
Actual	$1,000.00	$1,552.30	0.60%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
US Equity Dividend Select ETF (RNDV)
Actual	$1,000.00	$1,325.60	0.50%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2020 through March 31, 2021), multiplied by 182/365 (to reflect the six-month period).

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Australia – 5.8%
957	AGL Energy Ltd.	$7,015
6,390	APA Group	48,632
1,712	ASX Ltd.	92,390
12,422	Aurizon Holdings Ltd.	36,797
6,931	AusNet Services	9,660
3,157	BHP Group Ltd.	108,625
5,033	Brambles Ltd.	40,445
3,969	Coca-Cola Amatil Ltd.	40,487
2,219	Coles Group Ltd.	26,984
2,180	Commonwealth Bank of Australia	142,566
3,638	Crown Resorts Ltd.	32,496
283	CSL Ltd.	56,887
403	Domino’s Pizza Enterprises Ltd.	29,462
31,658	Insurance Australia Group Ltd.	112,535
55,243	Medibank Pvt Ltd.	117,488
7,285	Orica Ltd.	77,190
1,228	Ramsay Health Care Ltd.	62,493
1,192	Rio Tinto Ltd.	100,271
2,446	Sonic Healthcare Ltd.	65,192
9,573	Tabcorp Holdings Ltd.	34,029
16,939	Telstra Corp., Ltd.	43,744
3,741	Transurban Group	37,848
720	Wesfarmers Ltd.	28,804
1,035	Woolworths Group Ltd.	32,129
		1,384,169
	Austria – 0.2%
371	ams AG (b)	7,395
282	Erste Group Bank AG (b)	9,564
205	OMV AG	10,400
385	Raiffeisen Bank International AG (b)	8,457
170	Verbund AG	12,360
176	voestalpine AG	7,292
		55,468
	Belgium – 0.9%
304	Ageas S.A./N.V.	18,381
790	Anheuser-Busch InBev S.A./N.V.	49,796
92	Elia Group S.A./N.V.	10,131
660	Etablissements Franz Colruyt N.V.	39,365
106	Galapagos N.V. (b)	8,219
138	Groupe Bruxelles Lambert S.A.	14,283
248	KBC Group N.V.	18,032
171	Proximus S.A.D.P.	3,722
46	Sofina S.A.	15,563
117	Solvay S.A.	14,571
80	Telenet Group Holding N.V.	3,244
133	UCB S.A.	12,652
241	Umicore S.A.	12,783
		220,742
Shares	Description	Value

	Bermuda – 0.2%
3,018	CK Infrastructure Holdings Ltd.	$17,935
1,400	Hongkong Land Holdings Ltd.	6,874
200	Jardine Matheson Holdings Ltd.	13,078
		37,887
	Canada – 7.2%
935	BCE, Inc.	42,208
556	Canadian National Railway Co.	64,524
1,026	CGI, Inc. (b)	85,463
67	Constellation Software, Inc.	93,569
1,049	Dollarama, Inc.	46,344
689	Emera, Inc.	30,664
692	Fortis, Inc.	30,027
181	George Weston Ltd.	16,027
1,335	Hydro One Ltd. (c) (d)	31,094
1,630	Intact Financial Corp.	199,745
254	Loblaw Cos., Ltd.	14,188
276	Metro, Inc.	12,591
1,647	Open Text Corp.	78,530
1,608	Quebecor, Inc., Class B	43,172
679	Ritchie Bros. Auctioneers, Inc.	39,755
2,486	Royal Bank of Canada	229,214
529	Saputo, Inc.	15,907
2,125	Shaw Communications, Inc., Class B	55,260
2,204	TELUS Corp.	43,898
2,187	Thomson Reuters Corp.	191,586
1,697	TMX Group Ltd.	176,344
991	Toromont Industries Ltd.	75,853
272	Waste Connections, Inc.	29,386
903	WSP Global, Inc.	85,910
		1,731,259
	Cayman Islands – 0.6%
2,776	CK Asset Holdings Ltd.	16,854
1,742	CK Hutchison Holdings Ltd.	13,881
10,000	Sands China Ltd. (b)	49,974
16,000	Sino Biopharmaceutical Ltd.	16,012
19,000	WH Group Ltd. (c) (d)	15,397
3,224	Wharf Real Estate Investment Co., Ltd.	18,061
6,334	Xinyi Glass Holdings Ltd.	20,695
		150,874
	Denmark – 2.3%
1,125	Ambu A.S., Class B	52,834
21	AP Moller - Maersk A.S., Class B	48,782
96	Carlsberg A.S., Class B	14,750
287	Chr Hansen Holding A.S. (b)	26,079
202	Coloplast A.S., Class B	30,374
691	Danske Bank A.S.	12,931
1,015	Demant A.S. (b)	42,995
206	DSV Panalpina A.S.	40,416
88	Genmab A.S. (b)	28,953
421	GN Store Nord A.S.	33,145

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
967	H Lundbeck A.S.	$33,035
461	Novo Nordisk A.S., Class B	31,232
507	Novozymes A.S., Class B	32,475
210	Orsted A.S. (c) (d)	33,917
142	Pandora A.S. (b)	15,213
126	Royal Unibrew A.S.	13,178
52	SimCorp A.S.	6,439
297	Tryg A.S.	7,004
266	Vestas Wind Systems A.S.	54,598
		558,350
	Finland – 1.4%
375	Elisa OYJ	22,489
620	Fortum OYJ	16,548
300	Huhtamaki OYJ	13,566
389	Kesko OYJ, Class B	11,897
168	Kone OYJ, Class B	13,724
2,111	Metso Outotec OYJ	23,530
614	Neste OYJ	32,589
5,636	Nokia OYJ (b)	22,502
4,163	Nordea Bank Abp	40,994
151	Orion Oyj, Class B	6,051
802	Sampo OYJ, Class A	36,181
1,225	Stora Enso OYJ, Class R	22,848
630	UPM-Kymmene OYJ	22,630
599	Valmet OYJ	21,783
1,884	Wartsila OYJ Abp	19,739
		327,071
	France – 8.7%
734	Air Liquide S.A.	119,904
1,813	Alstom S.A. (b)	90,402
507	Atos SE (b)	39,550
4,002	Bureau Veritas S.A. (b)	113,903
1,877	Carrefour S.A.	33,997
851	Cie Generale des Etablissements Michelin SCA	127,391
464	Danone S.A.	31,832
219	Dassault Systemes SE	46,844
2,008	Edenred	104,882
2,315	Engie S.A.	32,863
953	EssilorLuxottica S.A.	155,176
106	Hermes International	117,345
1,130	Legrand S.A.	105,111
281	L’Oreal S.A.	107,690
195	LVMH Moet Hennessy Louis Vuitton SE	129,911
3,161	Orange S.A.	38,941
188	Pernod Ricard S.A.	35,286
165	Remy Cointreau S.A.	30,475
2,944	Rubis SCA	139,478
1,297	Sanofi	128,144
727	Schneider Electric SE	111,045
618	SEB S.A.	108,999
1,435	Veolia Environnement S.A.	36,786
Shares	Description	Value

	France (Continued)
3,278	Vivendi SE	$107,635
		2,093,590
	Germany – 6.9%
812	Bayer AG	51,382
520	Bechtle AG	97,508
292	Beiersdorf AG	30,853
1,139	Brenntag SE	97,239
695	Deutsche Boerse AG	115,489
2,816	Deutsche Post AG	154,285
2,448	Deutsche Telekom AG	49,291
472	Deutsche Wohnen SE	22,019
2,156	E.ON SE	25,091
601	Fresenius Medical Care AG & Co., KGaA	44,205
1,115	Fresenius SE & Co., KGaA	49,661
788	Hannover Rueck SE	143,973
1,713	Henkel AG & Co., KGaA (Preference Shares)	192,567
166	LEG Immobilien SE	21,834
347	Merck KGaA	59,330
164	Rational AG	127,414
635	RWE AG	24,887
678	SAP SE	83,023
1,208	Scout24 AG (c) (d)	91,655
524	Symrise AG	63,539
15,980	Telefonica Deutschland Holding AG	46,849
738	Uniper SE	26,725
344	Vonovia SE	22,470
		1,641,289
	Greece – 0.0%
335	Hellenic Telecommunications Organization S.A.	5,374
	Hong Kong – 2.2%
8,655	AIA Group Ltd.	104,985
1,601	CLP Holdings, Ltd.	15,548
4,465	Hang Lung Properties Ltd.	11,602
5,744	Hang Seng Bank Ltd.	111,199
3,027	Henderson Land Development Co., Ltd.	13,589
10,828	Hong Kong & China Gas Co., Ltd.	17,132
1,819	Hong Kong Exchanges & Clearing Ltd.	107,023
2,540	MTR Corp., Ltd.	14,392
2,717	New World Development Co. Ltd.	14,050
5,666	PCCW Ltd.	3,192
2,724	Power Assets Holdings Ltd.	16,083
9,818	Sino Land Co., Ltd.	13,665
35,000	Sun Art Retail Group Ltd.	28,634
1,084	Sun Hung Kai Properties Ltd.	16,426
2,345	Swire Pacific Ltd., Class A	17,586

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
5,777	Wharf Holdings (The) Ltd.	$15,308
		520,414
	Ireland – 0.6%
651	CRH PLC	30,514
206	Kerry Group PLC, Class A	25,776
258	Kingspan Group PLC	21,875
1,459	Ryanair Holdings PLC (b)	28,308
599	Smurfit Kappa Group PLC	28,211
		134,684
	Israel – 0.3%
52	Azrieli Group Ltd.	3,206
1,236	Bank Hapoalim BM (b)	9,605
1,499	Bank Leumi Le-Israel BM (b)	9,865
33	Elbit Systems Ltd.	4,666
985	ICL Group Ltd.	5,766
373	Mizrahi Tefahot Bank Ltd. (b)	9,723
86	Nice, Ltd. (b)	18,573
1,557	Teva Pharmaceutical Industries Ltd. (b)	17,693
		79,097
	Italy – 1.9%
16,293	A2A S.p.A.	29,654
156	Amplifon S.p.A. (b)	5,807
1,366	Assicurazioni Generali S.p.A.	27,328
2,672	Banca Mediolanum S.p.A. (b)	25,224
794	Buzzi Unicem S.p.A	20,643
28	DiaSorin S.p.A.	4,492
2,723	Enel S.p.A.	27,120
2,691	Eni S.p.A.	33,116
1,398	FinecoBank Banca Fineco S.p.A. (b)	22,878
6,410	Hera S.p.A.	24,566
730	Infrastrutture Wireless Italiane S.p.A. (c) (d)	8,133
10,250	Intesa Sanpaolo S.p.A. (b)	27,773
3,752	Italgas S.p.A.	24,354
2,453	Mediobanca Banca di Credito Finanziario S.p.A. (b)	27,201
202	Moncler S.p.A. (b)	11,577
1,922	Pirelli & C S.p.A. (b) (c) (d)	11,274
2,171	Poste Italiane S.p.A. (c) (d)	27,598
635	Prysmian S.p.A.	20,635
109	Recordati Industria Chimica e Farmaceutica S.p.A.	5,863
4,100	Snam S.p.A.	22,732
20,155	Telecom Italia S.p.A.	10,901
3,382	Terna Rete Elettrica Nazionale S.p.A	25,534
		444,403
	Japan – 21.3%
9,900	Bridgestone Corp.	400,113
Shares	Description	Value

	Japan (Continued)
1,700	Chubu Electric Power Co., Inc.	$21,878
1,600	Chugoku Electric Power (The) Co., Inc.	19,638
4,400	ENEOS Holdings, Inc.	19,933
700	Idemitsu Kosan Co., Ltd.	18,043
9,700	ITOCHU Corp.	314,237
8,100	Itochu Techno-Solutions Corp.	260,795
4,800	Japan Tobacco, Inc.	92,120
10,000	Kansai Paint Co. Ltd.	266,877
1,200	Kao Corp.	79,256
5,400	Kyocera Corp.	342,605
1,100	MEIJI Holdings Co., Ltd.	70,734
10,400	Mitsubishi Corp.	293,990
16,600	MS&AD Insurance Group Holdings, Inc.	487,093
9,100	Nagoya Railroad Co., Ltd.	216,395
500	Nintendo Co., Ltd.	279,115
8,900	Nippon Telegraph & Telephone Corp.	228,438
900	Nissin Foods Holdings Co., Ltd.	66,733
1,500	Nitori Holdings Co., Ltd.	290,246
19,600	Ono Pharmaceutical Co., Ltd.	511,574
1,000	Osaka Gas Co., Ltd.	19,481
2,700	Secom Co., Ltd.	227,095
16,300	Softbank Corp.	211,764
2,100	Tohoku Electric Power Co., Inc.	19,819
17,500	USS Co., Ltd.	342,018
		5,099,990
	Luxembourg – 2.2%
1,699	ArcelorMittal S.A. (b)	49,073
24,181	B&M European Value Retail S.A.	175,947
977	Grand City Properties S.A.	24,473
4,550	RTL Group S.A. (b)	266,576
672	Tenaris S.A.	7,575
		523,644
	Netherlands – 4.7%
631	Aalberts N.V.	31,967
1,816	ABN AMRO Bank N.V. (b) (c) (d)	22,063
12	Adyen N.V. (b) (c) (d)	26,787
5,852	Aegon N.V.	27,794
224	Akzo Nobel N.V.	25,029
58	Argenx SE (b)	15,943
506	ASM International N.V.	147,160
196	ASML Holding N.V.	118,832
453	ASR Nederland N.V.	20,298
811	Davide Campari-Milano N.V.	9,085
1,382	Euronext N.V. (c) (d)	139,216
354	EXOR N.V.	29,865
677	Heineken Holding N.V.	60,258
592	Heineken N.V.	60,829
191	IMCD N.V.	26,542

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
2,145	ING Groep N.V.	$26,241
646	Just Eat Takeaway.com N.V. (b) (c) (d)	59,560
1,780	Koninklijke Ahold Delhaize N.V.	49,576
138	Koninklijke DSM N.V.	23,352
6,088	Koninklijke KPN N.V.	20,661
1,298	Koninklijke Philips N.V. (e)	74,091
405	Koninklijke Vopak N.V.	20,161
405	NN Group N.V.	19,800
437	Randstad N.V.	30,738
369	Wolters Kluwer N.V.	32,074
		1,117,922
	New Zealand – 0.3%
995	a2 Milk (The) Co., Ltd. (b)	5,990
1,720	Auckland International Airport Ltd. (b)	9,418
1,070	Fisher & Paykel Healthcare Corp., Ltd.	23,988
2,616	Spark New Zealand Ltd.	8,185
173	Xero Ltd. (b)	16,626
		64,207
	Norway – 0.6%
406	Adevinta ASA (b)	5,976
729	Aker BP ASA	20,694
778	DNB ASA	16,555
801	Equinor ASA	15,668
531	Gjensidige Forsikring ASA	12,454
442	Mowi ASA	10,966
2,323	Norsk Hydro ASA	14,873
777	Orkla ASA	7,616
139	Salmar ASA	9,588
158	Schibsted ASA, Class A (b)	6,632
778	Telenor ASA	13,689
154	TOMRA Systems ASA	6,667
167	Yara International ASA	8,685
		150,063
	Portugal – 0.2%
4,180	EDP - Energias de Portugal S.A.	23,872
662	Galp Energia SGPS S.A.	7,701
349	Jeronimo Martins SGPS S.A.	5,873
		37,446
	Singapore – 1.0%
2,700	CapitaLand Ltd.	7,547
1,000	City Developments Ltd.	5,932
1,900	DBS Group Holdings Ltd.	40,664
7,200	Genting Singapore Ltd.	4,924
300	Jardine Cycle & Carriage Ltd.	5,020
2,100	Keppel Corp., Ltd.	8,305
4,400	Oversea-Chinese Banking Corp., Ltd.	38,433
1,400	Singapore Airlines Ltd. (b)	5,776
Shares	Description	Value

	Singapore (Continued)
4,100	Singapore Exchange Ltd.	$30,387
3,900	Singapore Technologies Engineering Ltd.	11,278
9,800	Singapore Telecommunications Ltd.	17,776
2,000	United Overseas Bank Ltd.	38,403
1,100	UOL Group Ltd.	6,460
3,700	Wilmar International Ltd.	14,908
		235,813
	South Korea – 4.9%
2,112	Hanon Systems	32,937
2,435	Industrial Bank of Korea	19,708
351	Kakao Corp.	154,449
1,213	Kangwon Land, Inc.	27,116
677	Korea Electric Power Corp.	13,848
95	Korea Zinc Co., Ltd.	34,290
805	KT Corp., ADR	10,014
163	KT&G Corp.	11,724
218	LG Corp.	17,413
284	LG Electronics, Inc.	37,641
9	LG Household & Health Care Ltd.	12,485
803	LG Uplus Corp.	8,692
432	NAVER Corp.	143,905
32	NCSoft Corp.	24,684
158	Netmarble Corp. (c) (d)	18,009
103	Orion Corp.	11,922
183	POSCO	51,743
154	Samsung C&T Corp.	16,941
2,200	Samsung Electronics Co., Ltd.	158,233
107	Samsung Fire & Marine Insurance Co., Ltd.	17,963
755	Samsung SDS Co., Ltd.	129,086
707	Shinhan Financial Group Co., Ltd.	23,395
1,524	SK Hynix, Inc.	178,423
39	SK Telecom Co., Ltd.	9,476
2,273	Woori Financial Group, Inc.	20,285
		1,184,382
	Spain – 2.3%
103	Acciona S.A.	17,261
491	ACS Actividades de Construccion y Servicios S.A.	16,272
79	Aena SME S.A. (b) (c) (d)	12,813
578	Amadeus IT Group S.A. (b)	40,927
6,230	Banco Bilbao Vizcaya Argentaria S.A.	32,336
9,238	Banco Santander S.A.	31,384
4,019	Bankinter S.A.	27,901
8,150	CaixaBank S.A.	25,222
467	Cellnex Telecom S.A. (c) (d)	26,890
437	Enagas S.A.	9,491
1,207	Endesa S.A.	31,932

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
458	Ferrovial S.A.	$11,940
641	Grifols S.A.	16,785
2,622	Iberdrola S.A.	33,777
1,598	Industria de Diseno Textil S.A.	52,659
11,052	Mapfre S.A.	23,018
1,609	Naturgy Energy Group S.A.	39,436
1,721	Red Electrica Corp. S.A.	30,475
1,505	Repsol S.A.	18,637
373	Siemens Gamesa Renewable Energy S.A.	14,435
8,268	Telefonica S.A.	37,009
		550,600
	Sweden – 3.0%
670	AAK AB	15,167
1,343	Assa Abloy AB, Class B	38,598
658	Atlas Copco AB, Class A	40,052
545	Axfood AB	13,030
2,168	Epiroc AB, Class A	49,102
370	Essity AB, Class B	11,689
401	Hexagon AB, Class B	36,989
492	Holmen AB, Class B	21,599
246	ICA Gruppen AB	12,028
1,022	Industrivarden AB, Class C (b)	35,855
1,761	Indutrade AB (f)	40,650
416	Investor AB, Class B	33,172
669	Kinnevik AB, Class B	32,525
466	L E Lundbergforetagen AB, Class B (b)	25,441
1,220	Nibe Industrier AB, Class B	37,829
2,056	Securitas AB, Class B	34,959
1,487	Skanska AB, Class B	37,288
1,332	Svenska Cellulosa AB SCA, Class B (b)	23,571
3,239	Svenska Handelsbanken AB, Class A	35,181
1,701	Sweco AB, Class B	27,774
1,733	Swedbank AB, Class A	30,539
153	Swedish Match AB	11,944
1,679	Tele2 AB, Class B	22,647
2,166	Telefonaktiebolaget LM Ericsson, Class B	28,658
5,777	Telia Co., AB	25,024
		721,311
	Switzerland – 8.5%
617	Baloise Holding AG	104,971
893	Banque Cantonale Vaudoise	87,113
75	Barry Callebaut AG	169,497
5	Belimo Holding AG	40,417
20	Chocoladefabriken Lindt & Spruengli AG	174,575
1,021	Clariant AG	20,590
23	EMS-Chemie Holding AG	20,538
59	Geberit AG	37,554
Shares	Description	Value

	Switzerland (Continued)
5	Givaudan S.A.	$19,267
179	Kuehne + Nagel International AG	51,078
384	Logitech International S.A.	40,279
326	Lonza Group AG	182,255
1,408	Nestle S.A.	156,926
2,318	Novartis AG	198,090
99	Partners Group Holding AG	126,427
73	PSP Swiss Property AG	8,898
588	Roche Holding AG	190,028
128	Schindler Holding AG	37,595
13	SGS S.A.	36,876
1,738	SIG Combibloc Group AG	40,197
142	Sika AG	40,565
839	Stadler Rail AG	39,982
97	Swiss Prime Site AG	8,944
36	Swisscom AG	19,311
404	Tecan Group AG	179,271
		2,031,244
	United Kingdom – 10.3%
12,125	Admiral Group PLC	518,349
808	AstraZeneca PLC	80,725
1,986	British American Tobacco PLC	75,949
38,208	ConvaTec Group PLC (c) (d)	103,293
3,340	Croda International PLC	292,295
2,119	Dechra Pharmaceuticals PLC	100,199
2,083	Diageo PLC	85,847
4,705	GlaxoSmithKline PLC	83,544
2,773	Halma PLC	90,755
4,036	Imperial Brands PLC	83,015
1,027	Intertek Group PLC	79,314
28,898	J Sainsbury PLC	96,609
2,995	National Grid PLC	35,674
2,585	Pennon Group PLC	34,746
730	Reckitt Benckiser Group PLC	65,395
6,358	RELX PLC	159,438
4,536	Sage Group (The) PLC	38,320
1,093	Severn Trent PLC	34,747
588	Spirax-Sarco Engineering PLC	92,410
8,295	Tate & Lyle PLC	87,733
25,945	Tesco PLC	81,855
1,156	Unilever PLC	64,639
33,120	Wm Morrison Supermarkets PLC	83,305
		2,468,156
	Total Common Stocks	23,569,449
	(Cost $20,138,753)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Australia – 0.4%
12,411	Dexus	91,911
	Belgium – 0.0%
186	Warehouses De Pauw CVA	6,147

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada – 0.1%
419	Canadian Apartment Properties REIT	$17,958
	Hong Kong – 0.0%
1,534	Link REIT	13,971
	Multinational – 0.1%
197	Unibail-Rodamco-Westfield (b)	15,788
	Singapore – 0.1%
2,300	Ascendas Real Estate Investment Trust	5,215
3,800	CapitaLand Integrated Commercial Trust	6,130
3,700	Mapletree Commercial Trust	5,831
2,300	Mapletree Industrial Trust	4,685
3,500	Mapletree Logistics Trust	5,021
		26,882
	Spain – 0.0%
347	Inmobiliaria Colonial Socimi S.A.	3,359
	United Kingdom – 0.2%
2,972	Segro PLC	38,415
	Total Real Estate Investment Trusts	214,431
	(Cost $207,346)
RIGHTS (a) – 0.0%
	Italy – 0.0%
4,100	Snam S.p.A. (g)	4
	(Cost $0)
	Total Investments – 99.4%	23,783,884
	(Cost $20,346,099) (h)
	Net Other Assets and Liabilities – 0.6%	141,627
	Net Assets – 100.0%	$23,925,511

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year ended March 31, 2021, the Fund received 32 PIK shares of Koninklijke Philips N.V.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year ended March 31, 2021.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2021, securities noted as such are valued at $4 or 0.0% of net assets.
(h)	Aggregate cost for federal income tax purposes was $20,465,391. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,096,972 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $778,479. The net unrealized appreciation was $3,318,493.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,569,449	$ 23,569,449	$ —	$ —
Real Estate Investment Trusts*	214,431	214,431	—	—
Rights*	4	—	4	—
Total Investments	$ 23,783,884	$ 23,783,880	$ 4	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
March 31, 2021
Currency Exposure Diversification	% of Total Investments
Euro	29.2%
Japanese Yen	21.4
British Pound Sterling	11.3
Swiss Franc	8.6
Canadian Dollar	7.4
Australian Dollar	6.3
South Korean Won	4.9
Swedish Krona	3.2
Hong Kong Dollar	3.0
Danish Krone	2.4
Singapore Dollar	1.1
Norwegian Krone	0.6
Israeli Shekel	0.3
New Zealand Dollar	0.2
United States Dollar	0.1
Total	100.0%

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) – 100.2%
	Bermuda – 0.9%
44,000	Beijing Enterprises Water Group Ltd.	$16,696
126	Credicorp Ltd.	17,208
18,000	Shenzhen International Holdings Ltd.	30,146
		64,050
	Brazil – 9.1%
6,797	Ambev S.A.	18,464
4,160	Atacadao S.A.	17,161
10,630	Banco Bradesco S.A. (Preference Shares)	50,557
7,379	Banco Santander Brasil S.A.	51,914
8,501	BB Seguridade Participacoes S.A.	36,625
1,312	Cia de Saneamento do Parana	5,128
3,305	Cia Energetica de Minas Gerais (Preference Shares)	7,651
6,881	Cosan S.A.	111,761
1,917	EDP - Energias do Brasil S.A.	6,740
812	Energisa S.A.	6,523
2,776	Eneva S.A. (b)	8,236
827	Engie Brasil Energia S.A.	6,146
1,576	Equatorial Energia S.A.	6,944
3,301	Hypera S.A.	18,784
9,170	Itau Unibanco Holding S.A. (Preference Shares)	45,568
23,446	Itausa S.A. (Preference Shares)	42,988
10,504	Klabin S.A. (b)	51,562
2,495	M. Dias Branco S.A.	13,608
1,966	Neoenergia S.A.	5,816
4,276	Porto Seguro S.A.	35,690
3,639	Raia Drogasil S.A.	16,202
5,624	Sul America S.A.	34,142
5,488	Suzano S.A. (b)	66,837
696	Telefonica Brasil S.A.	5,469
2,315	TIM S.A.	5,211
		675,727
	Cayman Islands – 4.9%
9,625	China Conch Venture Holdings Ltd.	45,252
191,000	Fu Shou Yuan International Group Ltd.	195,813
18,000	Hengan International Group Co., Ltd.	118,316
		359,381
	Chile – 1.3%
110,793	Banco de Chile	13,061
249,676	Banco Santander Chile	15,595
4,590	Cencosud S.A.	9,812
131,091	Enel Americas S.A.	21,854
3,022	Falabella S.A.	13,725
Shares	Description	Value

	Chile (Continued)
409	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	$21,863
		95,910
	China – 11.5%
191,321	Agricultural Bank of China Ltd., Class H	76,537
193,146	Bank of China Ltd., Class H	73,541
124,173	Bank of Communications Co., Ltd., Class H	79,065
154,651	China CITIC Bank Corp., Ltd., Class H	78,578
92,449	China Construction Bank Corp., Class H	77,773
113,949	China Minsheng Banking Corp., Ltd., Class H	66,105
110,499	China Petroleum & Chemical Corp., Class H	58,845
61,000	China Railway Group Ltd., Class H	32,249
24,875	China Shenhua Energy Co., Ltd., Class H	51,260
115,549	Industrial & Commercial Bank of China Ltd., Class H	82,937
5,700	Ping An Insurance Group Co. of China Ltd., Class H	67,858
142,300	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	106,348
		851,096
	Colombia – 0.3%
2,655	Bancolombia S.A. (Preference Shares)	21,158
	Egypt – 0.2%
3,136	Commercial International Bank Egypt SAE	11,572
	Hong Kong – 5.7%
5,675	Beijing Enterprises Holdings Ltd.	20,038
22,450	BOC Hong Kong Holdings Ltd.	78,404
29,750	China Everbright Environment Group Ltd.	20,129
74,000	China Overseas Land & Investment Ltd.	192,280
74,000	Far East Horizon Ltd.	88,905
11,300	Guangdong Investment Ltd.	18,402
		418,158
	Hungary – 0.4%
505	OTP Bank Nyrt (b)	21,586
319	Richter Gedeon Nyrt	9,405
		30,991

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India – 16.0%
1,497	ACC Ltd.	$38,969
9,614	Ambuja Cements Ltd.	40,612
1,050	Asian Paints Ltd.	36,440
1,022	Bajaj Auto Ltd. (b)	51,308
3,574	Berger Paints India Ltd.	37,395
471	Britannia Industries Ltd.	23,353
1,247	Colgate-Palmolive India Ltd.	26,596
3,502	Dabur India Ltd.	25,889
1,363	Divi’s Laboratories Ltd. (b)	67,537
801	Dr. Reddy’s Laboratories Ltd.	49,475
3,078	Havells India Ltd.	44,221
865	Hindustan Unilever Ltd.	28,767
4,926	Marico Ltd.	27,711
49	MRF Ltd.	55,129
112	Nestle India Ltd.	26,295
6,024	NTPC Ltd.	8,779
138	Page Industries Ltd.	57,223
2,397	Petronet LNG Ltd.	7,365
2,825	Pidilite Industries Ltd. (b)	69,912
3,156	Power Grid Corp. of India Ltd.	9,309
103	Shree Cement Ltd. (b)	41,510
4,167	Tata Consultancy Services Ltd.	181,116
1,636	Torrent Power Ltd.	9,483
1,870	United Breweries Ltd.	31,752
33,120	Wipro Ltd.	187,607
		1,183,753
	Indonesia – 2.8%
36,531	Adaro Energy Tbk PT	2,955
51,839	Astra International Tbk PT	18,826
12,193	Bank Central Asia Tbk PT	26,086
66,617	Bank Mandiri Persero Tbk PT	28,206
74,418	Bank Negara Indonesia Persero Tbk PT	29,332
108,690	Bank Rakyat Indonesia Persero Tbk PT	32,925
145,945	Barito Pacific Tbk PT (b)	9,646
2,590	Gudang Garam Tbk PT (b)	6,451
5,952	Indah Kiat Pulp & Paper Corp. Tbk PT	4,282
14,508	Indofood Sukses Makmur Tbk PT	6,592
46,040	Kalbe Farma Tbk PT	4,976
33,077	Merdeka Copper Gold Tbk PT (b)	4,896
23,810	Perusahaan Gas Negara Tbk PT	2,156
108,612	Telkom Indonesia Persero Tbk PT	25,573
5,057	United Tractors Tbk PT	7,703
		210,605
	Isle Of Man (U.K.) – 0.1%
861	NEPI Rockcastle PLC	5,438
Shares	Description	Value

	Malaysia – 1.6%
24,400	CIMB Group Holdings Bhd	$25,539
8,000	Dialog Group Bhd	6,000
4,800	Genting Bhd	5,823
7,400	Genting Malaysia Bhd	5,479
2,800	Hartalega Holdings Bhd	6,030
6,600	Kossan Rubber Industries	5,189
10,400	Malayan Banking Bhd	20,692
24,000	Public Bank Bhd	24,310
5,415	Supermax Corp. Bhd	4,975
4,300	Tenaga Nasional Bhd	10,495
5,400	Top Glove Corp. Bhd	5,886
		120,418
	Mexico – 4.9%
79,475	America Movil S.A.B. de C.V., Series L	54,164
3,228	Arca Continental S.A.B. de C.V.	15,872
61,731	Cemex S.A.B. de C.V., Series CPO (b)	43,400
2,481	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	18,693
1,262	Gruma S.A.B. de C.V., Class B	14,942
2,915	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (b)	30,429
11,863	Grupo Financiero Banorte S.A.B. de C.V., Class O (b)	66,891
9,079	Grupo Mexico S.A.B. de C.V., Series B	47,857
1,191	Infraestructura Energetica Nova S.A.B. de C.V. (b)	4,603
8,807	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	15,076
15,200	Wal-Mart de Mexico S.A.B. de C.V.	48,003
		359,930
	Netherlands – 0.1%
276	X5 Retail Group N.V., GDR (c)	8,898
	Philippines – 1.4%
33,510	Ayala Land, Inc.	23,715
9,900	BDO Unibank, Inc.	20,805
1,805	SM Investments Corp.	35,700
33,900	SM Prime Holdings, Inc.	24,445
		104,665
	Poland – 1.2%
637	Bank Polska Kasa Opieki S.A. (b)	11,383
96	CD Projekt S.A. (b)	4,628
110	Dino Polska S.A. (b) (c) (d)	7,254
480	Grupa Lotos S.A.	5,274
260	KGHM Polska Miedz S.A. (b)	12,513
6	LPP S.A. (b)	12,336
361	Polski Koncern Naftowy ORLEN S.A.	5,797

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Poland (Continued)
3,281	Polskie Gornictwo Naftowe i Gazownictwo S.A.	$4,993
1,511	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	12,514
1,293	Powszechny Zaklad Ubezpieczen S.A. (b)	11,157
		87,849
	Russia – 2.2%
16,652	Alrosa PJSC	23,290
1,420,644	Federal Grid Co. Unified Energy System PJSC	4,077
49,874	Inter RAO UES PJSC	3,384
160	Magnit PJSC	11,288
65	MMC Norilsk Nickel PJSC	20,452
2,714	Mobile TeleSystems PJSC	11,346
2,435	Moscow Exchange MICEX-RTS PJSC	5,597
76	Polyus PJSC	14,057
368,370	RusHydro PJSC	3,967
1,239	Severstal PAO	25,219
16,970	Sistema PJSFC	7,689
3,844	Tatneft PJSC	30,397
		160,763
	South Africa – 7.6%
1,580	Absa Group Ltd.	13,498
2,992	African Rainbow Minerals Ltd.	56,376
498	Anglo American Platinum Ltd.	72,613
1,337	AngloGold Ashanti Ltd.	29,153
709	Aspen Pharmacare Holdings Ltd. (b)	6,934
501	Bid Corp., Ltd. (b)	9,708
583	Bidvest Group (The) Ltd.	6,730
136	Capitec Bank Holdings Ltd. (b)	13,083
582	Clicks Group Ltd.	9,479
1,103	Discovery Ltd. (b)	9,908
393	Exxaro Resources Ltd.	4,629
3,423	FirstRand Ltd.	11,971
1,992	MTN Group Ltd.	11,721
1,155	MultiChoice Group Ltd.	10,091
856	Naspers Ltd., Class N	204,820
1,400	Nedbank Group Ltd.	13,279
13,622	Old Mutual Ltd.	11,656
3,069	PSG Group Ltd.	14,692
1,501	Remgro Ltd.	10,576
2,714	Sanlam Ltd.	10,946
947	Shoprite Holdings Ltd.	10,081
1,306	Standard Bank Group Ltd.	11,098
907	Vodacom Group Ltd.	7,759
		560,801
	Taiwan – 22.1%
15,053	Asia Cement Corp.	25,218
Shares	Description	Value

	Taiwan (Continued)
18,951	Cathay Financial Holding Co., Ltd.	$31,847
85,960	China Development Financial Holding Corp.	31,633
121,632	China Steel Corp.	110,408
6,545	Chunghwa Telecom Co., Ltd.	25,576
282,439	Compal Electronics, Inc.	264,295
39,757	CTBC Financial Holding Co., Ltd.	30,794
11,480	Far EasTone Telecommunications Co., Ltd.	25,790
35,597	First Financial Holding Co., Ltd.	27,696
7,948	Formosa Plastics Corp.	28,134
17,459	Fubon Financial Holding Co., Ltd.	34,755
41,446	Hua Nan Financial Holdings Co., Ltd.	27,090
239,664	Inventec Corp.	226,788
26,314	Mega Financial Holding Co., Ltd.	29,419
2,195	President Chain Store Corp.	20,925
67,421	SinoPac Financial Holdings Co., Ltd.	30,363
130,277	Synnex Technology International Corp.	248,838
57,150	Taishin Financial Holding Co., Ltd.	26,840
76,679	Taiwan Business Bank	26,766
15,089	Taiwan Cement Corp.	24,749
37,514	Taiwan Cooperative Financial Holding Co., Ltd.	27,807
19,738	Taiwan High Speed Rail Corp.	21,756
7,249	Taiwan Mobile Co., Ltd.	24,948
9,238	Uni-President Enterprises Corp.	23,635
138,315	WPG Holdings Ltd.	236,560
		1,632,630
	Thailand – 5.0%
1,300	Advanced Info Service PCL	7,218
6,300	Airports of Thailand PCL	13,910
5,800	Bangkok Bank PCL	23,386
15,900	Bangkok Dusit Medical Services PCL	10,990
41,700	Bangkok Expressway & Metro PCL	11,676
9,700	Berli Jucker PCL	12,183
49,500	BTS Group Holdings PCL	15,286
3,200	Bumrungrad Hospital PCL	13,926
14,800	Charoen Pokphand Foods PCL	13,971
6,900	CP ALL PCL	15,290
1,000	Electricity Generating PCL	5,936
4,700	Energy Absolute PCL	9,325
6,000	Gulf Energy Development PCL	6,432
32,700	Home Product Center PCL	15,487
4,300	Intouch Holdings PCL	7,981

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
62,800	Krung Thai Bank PCL	$24,517
75,900	Land & Houses PCL	20,766
11,900	Osotspa PCL	13,423
34,800	PTT PCL	45,658
3,600	Ratch Group PCL	5,904
1,100	Siam Cement (The) PCL	14,045
8,600	Siam Commercial Bank (The) PCL	30,685
29,700	Thai Union Group PCL	13,971
6,900	Total Access Communication PCL	7,231
71,500	True Corp PCL	7,779
		366,976
	Turkey – 0.8%
4,281	Akbank T.A.S.	2,432
615	Arcelik A.S.	2,492
1,646	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,980
1,040	BIM Birlesik Magazalar A.S.	8,892
3,838	Enka Insaat ve Sanayi A.S.	3,681
3,118	Eregli Demir ve Celik Fabrikalari T.A.S.	5,762
174	Ford Otomotiv Sanayi A.S.	4,073
2,650	Haci Omer Sabanci Holding A.S.	2,760
2,006	KOC Holding A.S.	4,715
370	Tupras Turkiye Petrol Rafinerileri A.S. (b)	4,033
1,453	Turk Hava Yollari AO (b)	2,244
2,092	Turkcell Iletisim Hizmetleri A.S.	3,793
3,106	Turkiye Garanti Bankasi A.S. (b)	2,516
4,121	Turkiye Is Bankasi A.S., Class C (b)	2,406
5,326	Turkiye Vakiflar Bankasi TAO, Class D (b)	2,232
10,352	Yapi ve Kredi Bankasi A.S. (b)	2,758
		57,769
	Virgin Islands (British) – 0.1%
249	Mail.Ru Group Ltd., GDR (b) (c)	5,702
	Total Common Stocks	7,394,240
	(Cost $6,687,269)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.1%
	Mexico – 0.1%
6,747	Fibra Uno Administracion S.A. de C.V.	7,899
Shares	Description	Value

	South Africa – 0.0%
4,847	Growthpoint Properties Ltd.	$4,335
	Total Real Estate Investment Trusts	12,234
	(Cost $15,111)
	Total Investments – 100.3%	7,406,474
	(Cost $6,702,380) (e)
	Net Other Assets and Liabilities – (0.3)%	(25,501)
	Net Assets – 100.0%	$7,380,973

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for federal income tax purposes was $6,840,781. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,074,879 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $509,186. The net unrealized appreciation was $565,693.

GDR	Global Depositary Receipt

See Notes to Financial Statements

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
March 31, 2021

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 366,976	$ —	$ 366,976	$ —
Other Country Categories*	7,027,264	7,027,264	—	—
Real Estate Investment Trusts*	12,234	12,234	—	—
Total Investments	$ 7,406,474	$ 7,039,498	$ 366,976	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	22.6%
New Taiwan Dollar	22.0
Indian Rupee	16.0
Brazilian Real	9.1
South African Rand	7.7
Mexican Peso	5.0
Thai Baht	5.0
Indonesian Rupiah	2.8
Russian Ruble	2.2
Malaysian Ringgit	1.6
Philippine Peso	1.4
Chilean Peso	1.3
Polish Zloty	1.2
Turkish Lira	0.8
United States Dollar	0.4
Hungarian Forint	0.4
Colombian Peso	0.3
Egyptian Pound	0.2
Total	100.0%
See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 97.1%
	Aerospace & Defense – 1.7%
218	Boeing (The) Co. (a)	$55,529
313	General Dynamics Corp.	56,828
352	HEICO Corp.	44,282
596	L3Harris Technologies, Inc.	120,797
131	Lockheed Martin Corp.	48,405
153	Northrop Grumman Corp.	49,517
652	Raytheon Technologies Corp.	50,380
		425,738
	Air Freight & Logistics – 0.8%
497	CH Robinson Worldwide, Inc.	47,429
490	Expeditors International of Washington, Inc.	52,768
180	FedEx Corp.	51,127
277	United Parcel Service, Inc., Class B	47,087
		198,411
	Airlines – 0.9%
2,213	Delta Air Lines, Inc. (a)	106,844
1,909	Southwest Airlines Co. (a)	116,563
		223,407
	Auto Components – 0.4%
683	Aptiv PLC (a)	94,186
	Automobiles – 1.0%
10,122	Ford Motor Co. (a)	123,994
2,137	General Motors Co. (a)	122,792
		246,786
	Banks – 2.6%
1,381	Bank of America Corp.	53,431
679	Citigroup, Inc.	49,397
1,171	Citizens Financial Group, Inc.	51,699
1,519	Fifth Third Bancorp	56,886
285	First Republic Bank	47,524
330	JPMorgan Chase & Co.	50,236
2,552	KeyCorp	50,989
329	M&T Bank Corp.	49,880
280	PNC Financial Services Group (The), Inc.	49,115
2,598	Regions Financial Corp.	53,675
874	Truist Financial Corp.	50,972
899	US Bancorp	49,724
1,387	Wells Fargo & Co.	54,190
		667,718
	Beverages – 0.8%
547	Brown-Forman Corp., Class B	37,727
792	Coca-Cola (The) Co.	41,746
198	Constellation Brands, Inc., Class A	45,144
1,357	Keurig Dr. Pepper, Inc.	46,640
Shares	Description	Value

	Beverages (Continued)
293	PepsiCo, Inc.	$41,445
		212,702
	Biotechnology – 1.2%
879	AbbVie, Inc.	95,126
410	Amgen, Inc.	102,012
1,616	Gilead Sciences, Inc.	104,442
		301,580
	Building Products – 1.4%
1,236	Carrier Global Corp.	52,184
1,038	Fortune Brands Home & Security, Inc.	99,461
1,000	Johnson Controls International PLC	59,670
170	Lennox International, Inc.	52,970
848	Masco Corp.	50,795
321	Trane Technologies PLC	53,145
		368,225
	Capital Markets – 3.7%
215	Ameriprise Financial, Inc.	49,977
855	Apollo Global Management, Inc.	40,194
987	Bank of New York Mellon (The) Corp.	46,675
58	BlackRock, Inc.	43,730
646	Blackstone Group (The), Inc., Class A	48,146
789	Charles Schwab (The) Corp.	51,427
229	CME Group, Inc.	46,769
126	FactSet Research Systems, Inc.	38,882
1,676	Franklin Resources, Inc.	49,610
159	Goldman Sachs Group (The), Inc.	51,993
363	Intercontinental Exchange, Inc.	40,540
1,034	KKR & Co., Inc.	50,511
73	MarketAxess Holdings, Inc.	36,348
144	Moody’s Corp.	43,000
611	Morgan Stanley	47,450
93	MSCI, Inc.	38,993
314	Nasdaq, Inc.	46,302
450	Northern Trust Corp.	47,300
127	S&P Global, Inc.	44,814
575	State Street Corp.	48,306
277	T Rowe Price Group, Inc.	47,533
		958,500
	Chemicals – 1.7%
76	Air Products & Chemicals, Inc.	21,382
160	Celanese Corp.	23,970
1,122	Corteva, Inc.	52,308
374	Dow, Inc.	23,913
654	DuPont de Nemours, Inc.	50,541
207	Eastman Chemical Co.	22,795
96	Ecolab, Inc.	20,551
181	FMC Corp.	20,020

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
191	International Flavors & Fragrances, Inc.	$26,665
226	LyondellBasell Industries N.V., Class A	23,515
323	PPG Industries, Inc.	48,534
513	RPM International, Inc.	47,119
63	Sherwin-Williams (The) Co.	46,495
		427,808
	Commercial Services & Supplies – 0.7%
132	Cintas Corp.	45,053
240	Republic Services, Inc.	23,844
2,277	Rollins, Inc.	78,374
195	Waste Management, Inc.	25,159
		172,430
	Communications Equipment – 1.0%
2,519	Cisco Systems, Inc.	130,258
663	Motorola Solutions, Inc.	124,677
		254,935
	Construction Materials – 0.4%
164	Martin Marietta Materials, Inc.	55,074
314	Vulcan Materials Co.	52,988
		108,062
	Consumer Finance – 0.8%
385	American Express Co.	54,455
472	Capital One Financial Corp.	60,053
463	Discover Financial Services	43,980
1,343	Synchrony Financial	54,606
		213,094
	Containers & Packaging – 0.3%
500	Ball Corp.	42,370
418	International Paper Co.	22,601
		64,971
	Distributors – 0.7%
886	Genuine Parts Co.	102,413
239	Pool Corp.	82,512
		184,925
	Diversified Telecommunication Services – 1.5%
3,918	AT&T, Inc.	118,598
11,561	Lumen Technologies, Inc.	154,339
1,919	Verizon Communications, Inc.	111,590
		384,527
	Electric Utilities – 1.2%
449	Alliant Energy Corp.	24,318
Shares	Description	Value

	Electric Utilities (Continued)
278	American Electric Power Co., Inc.	$23,547
253	Duke Energy Corp.	24,422
368	Edison International	21,565
232	Entergy Corp.	23,077
416	Evergy, Inc.	24,764
268	Eversource Energy	23,206
548	Exelon Corp.	23,969
756	FirstEnergy Corp.	26,226
300	NextEra Energy, Inc.	22,683
821	PPL Corp.	23,678
377	Southern (The) Co.	23,434
347	Xcel Energy, Inc.	23,079
		307,968
	Electrical Equipment – 0.8%
385	AMETEK, Inc.	49,176
388	Eaton Corp. PLC	53,653
580	Emerson Electric Co.	52,327
186	Rockwell Automation, Inc.	49,372
		204,528
	Electronic Equipment, Instruments & Components – 3.6%
2,945	Amphenol Corp., Class A	194,282
1,461	CDW Corp.	242,161
581	Cognex Corp.	48,217
5,349	Corning, Inc.	232,735
1,591	TE Connectivity Ltd.	205,414
		922,809
	Energy Equipment & Services – 0.4%
1,526	Baker Hughes Co.	32,977
1,684	Halliburton Co.	36,138
1,458	Schlumberger N.V.	39,643
		108,758
	Entertainment – 0.7%
958	Activision Blizzard, Inc.	89,094
620	Electronic Arts, Inc.	83,929
		173,023
	Food & Staples Retailing – 1.3%
236	Costco Wholesale Corp.	83,185
1,368	Kroger (The) Co.	49,235
585	Sysco Corp.	46,063
1,089	Walgreens Boots Alliance, Inc.	59,786
617	Walmart, Inc.	83,807
		322,076
	Food Products – 2.1%
862	Archer-Daniels-Midland Co.	49,134
898	Campbell Soup Co.	45,142

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,198	Conagra Brands, Inc.	$45,045
739	General Mills, Inc.	45,316
285	Hershey (The) Co.	45,076
932	Hormel Foods Corp.	44,531
376	JM Smucker (The) Co.	47,575
698	Kellogg Co.	44,183
1,253	Kraft Heinz (The) Co.	50,120
454	McCormick & Co., Inc.	40,479
743	Mondelez International, Inc., Class A	43,488
674	Tyson Foods, Inc., Class A	50,078
		550,167
	Gas Utilities – 0.1%
243	Atmos Energy Corp.	24,021
	Health Care Equipment & Supplies – 4.4%
860	Abbott Laboratories	103,062
1,174	Baxter International, Inc.	99,015
376	Becton Dickinson and Co.	91,424
259	Cooper (The) Cos., Inc.	99,479
424	Danaher Corp.	95,434
804	Medtronic PLC	94,977
443	ResMed, Inc.	85,951
497	STERIS PLC	94,669
384	Stryker Corp.	93,535
229	Teleflex, Inc.	95,140
331	West Pharmaceutical Services, Inc.	93,269
611	Zimmer Biomet Holdings, Inc.	97,809
		1,143,764
	Health Care Providers & Services – 3.4%
444	AmerisourceBergen Corp.	52,423
293	Anthem, Inc.	105,172
1,758	Cardinal Health, Inc.	106,799
452	Cigna Corp.	109,266
636	CVS Health Corp.	47,846
573	HCA Healthcare, Inc.	107,919
229	Humana, Inc.	96,008
250	McKesson Corp.	48,760
790	Quest Diagnostics, Inc.	101,389
269	UnitedHealth Group, Inc.	100,087
		875,669
	Health Care Technology – 0.3%
1,200	Cerner Corp.	86,256
	Hotels, Restaurants & Leisure – 3.4%
232	Domino’s Pizza, Inc.	85,327
671	Expedia Group, Inc. (a)	115,492
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
800	Hilton Worldwide Holdings, Inc. (a)	$96,736
1,493	Las Vegas Sands Corp. (a)	90,715
674	Marriott International, Inc., Class A (a)	99,826
415	McDonald’s Corp.	93,018
1,191	Royal Caribbean Cruises Ltd. (a)	101,961
832	Starbucks Corp.	90,913
820	Yum! Brands, Inc.	88,708
		862,696
	Household Durables – 2.1%
1,291	DR Horton, Inc.	115,054
744	Garmin Ltd.	98,096
1,167	Lennar Corp., Class A	118,135
2,063	PulteGroup, Inc.	108,184
493	Whirlpool Corp.	108,633
		548,102
	Household Products – 0.8%
498	Church & Dwight Co., Inc.	43,500
215	Clorox (The) Co.	41,469
508	Colgate-Palmolive Co.	40,046
322	Kimberly-Clark Corp.	44,774
312	Procter & Gamble (The) Co.	42,254
		212,043
	Independent Power & Renewable Electricity Producers – 0.1%
985	AES (The) Corp.	26,408
	Industrial Conglomerates – 1.3%
267	3M Co.	51,446
4,316	General Electric Co.	56,669
219	Honeywell International, Inc.	47,538
447	Roper Technologies, Inc.	180,293
		335,946
	Insurance – 3.1%
942	Aflac, Inc.	48,212
381	Allstate (The) Corp.	43,777
1,106	American International Group, Inc.	51,108
198	Aon PLC, Class A	45,562
338	Arthur J. Gallagher & Co.	42,172
883	Brown & Brown, Inc.	40,362
272	Chubb Ltd.	42,968
479	Cincinnati Financial Corp.	49,380
855	Hartford Financial Services Group (The), Inc.	57,105
930	Loews Corp.	47,690
358	Marsh & McLennan Cos., Inc.	43,604
892	MetLife, Inc.	54,225

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
844	Principal Financial Group, Inc.	$50,606
423	Progressive (The) Corp.	40,443
535	Prudential Financial, Inc.	48,739
297	Travelers (The) Cos., Inc.	44,669
630	WR Berkley Corp.	47,471
		798,093
	Internet & Direct Marketing Retail – 0.4%
1,771	eBay, Inc.	108,456
	IT Services – 3.3%
178	Accenture PLC, Class A	49,172
265	Automatic Data Processing, Inc.	49,945
273	Broadridge Financial Solutions, Inc.	41,796
2,350	Cognizant Technology Solutions Corp., Class A	183,582
329	Fidelity National Information Services, Inc.	46,261
216	Global Payments, Inc.	43,541
1,530	International Business Machines Corp.	203,888
288	Jack Henry & Associates, Inc.	43,695
131	Mastercard, Inc., Class A	46,643
500	Paychex, Inc.	49,010
212	Visa, Inc., Class A	44,887
2,124	Western Union (The) Co.	52,378
		854,798
	Leisure Products – 0.4%
951	Hasbro, Inc.	91,410
	Life Sciences Tools & Services – 1.5%
795	Agilent Technologies, Inc.	101,076
297	Bio-Techne Corp.	113,433
656	PerkinElmer, Inc.	84,158
202	Thermo Fisher Scientific, Inc.	92,189
		390,856
	Machinery – 2.8%
256	Caterpillar, Inc.	59,359
205	Cummins, Inc.	53,118
173	Deere & Co.	64,726
369	Dover Corp.	50,601
658	Fortive Corp.	46,481
234	IDEX Corp.	48,981
229	Illinois Tool Works, Inc.	50,728
232	Nordson Corp.	46,094
690	Otis Worldwide Corp.	47,230
540	PACCAR, Inc.	50,177
171	Parker-Hannifin Corp.	53,938
261	Stanley Black & Decker, Inc.	52,114
637	Westinghouse Air Brake Technologies Corp.	50,425
Shares	Description	Value

	Machinery (Continued)
458	Xylem, Inc.	$48,172
		722,144
	Media – 2.4%
51	Cable One, Inc.	93,246
2,150	Comcast Corp., Class A	116,337
3,056	Fox Corp., Class A	110,352
1,427	Omnicom Group, Inc.	105,812
13,968	Sirius XM Holdings, Inc.	85,065
2,388	ViacomCBS, Inc., Class B	107,699
		618,511
	Metals & Mining – 0.3%
798	Freeport-McMoRan, Inc.	26,278
347	Newmont Corp.	20,914
390	Nucor Corp.	31,305
		78,497
	Multiline Retail – 0.7%
423	Dollar General Corp.	85,708
504	Target Corp.	99,827
		185,535
	Multi-Utilities – 0.8%
297	Ameren Corp.	24,164
1,070	CenterPoint Energy, Inc.	24,235
379	CMS Energy Corp.	23,202
320	Consolidated Edison, Inc.	23,936
308	Dominion Energy, Inc.	23,396
191	DTE Energy Co.	25,430
397	Public Service Enterprise Group, Inc.	23,903
182	Sempra Energy	24,130
251	WEC Energy Group, Inc.	23,491
		215,887
	Oil, Gas & Consumable Fuels – 2.1%
377	Chevron Corp.	39,506
795	ConocoPhillips	42,111
637	EOG Resources, Inc.	46,202
772	Exxon Mobil Corp.	43,101
603	Hess Corp.	42,668
2,328	Kinder Morgan, Inc.	38,761
770	Marathon Petroleum Corp.	41,187
1,839	Occidental Petroleum Corp.	48,954
829	ONEOK, Inc.	41,997
455	Phillips 66	37,101
279	Pioneer Natural Resources Co.	44,311
563	Valero Energy Corp.	40,311
1,587	Williams (The) Cos., Inc.	37,596
		543,806
	Personal Products – 0.4%
334	Estee Lauder (The) Cos., Inc., Class A	97,144

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 2.2%
1,518	Bristol-Myers Squibb Co.	$95,831
558	Eli Lilly & Co.	104,246
598	Johnson & Johnson	98,281
1,151	Merck & Co., Inc.	88,731
2,558	Pfizer, Inc.	92,676
569	Zoetis, Inc.	89,606
		569,371
	Professional Services – 1.6%
535	Booz Allen Hamilton Holding Corp.	43,084
242	Equifax, Inc.	43,833
428	Jacobs Engineering Group, Inc.	55,328
1,832	Leidos Holdings, Inc.	176,385
470	TransUnion	42,300
225	Verisk Analytics, Inc.	39,755
		400,685
	Road & Rail – 1.3%
514	CSX Corp.	49,560
341	JB Hunt Transport Services, Inc.	57,312
228	Kansas City Southern	60,174
195	Norfolk Southern Corp.	52,361
239	Old Dominion Freight Line, Inc.	57,458
224	Union Pacific Corp.	49,372
		326,237
	Semiconductors & Semiconductor Equipment – 12.8%
1,304	Analog Devices, Inc.	202,224
2,232	Applied Materials, Inc.	298,195
440	Broadcom, Inc.	204,010
3,866	Intel Corp.	247,424
744	KLA Corp.	245,818
408	Lam Research Corp.	242,858
4,051	Marvell Technology Group Ltd.	198,418
1,394	Microchip Technology, Inc.	216,377
526	Monolithic Power Systems, Inc.	185,788
369	NVIDIA Corp.	197,020
1,211	NXP Semiconductors N.V.	243,823
1,264	QUALCOMM, Inc.	167,594
1,260	Skyworks Solutions, Inc.	231,185
1,606	Teradyne, Inc.	195,418
1,173	Texas Instruments, Inc.	221,685
		3,297,837
	Software – 4.7%
1,480	Citrix Systems, Inc.	207,733
507	Intuit, Inc.	194,211
866	Microsoft Corp.	204,177
9,268	NortonLifeLock, Inc.	197,038
2,977	Oracle Corp.	208,896
Shares	Description	Value

	Software (Continued)
2,647	SS&C Technologies Holdings, Inc.	$184,946
		1,197,001
	Specialty Retail – 2.7%
565	Advance Auto Parts, Inc.	103,672
892	Best Buy Co., Inc.	102,410
335	Home Depot (The), Inc.	102,259
554	Lowe’s Cos., Inc.	105,360
725	Ross Stores, Inc.	86,935
1,303	TJX (The) Cos., Inc.	86,193
633	Tractor Supply Co.	112,092
		698,921
	Technology Hardware, Storage & Peripherals – 4.5%
1,451	Apple, Inc.	177,240
16,252	Hewlett Packard Enterprise Co.	255,806
7,832	HP, Inc.	248,666
3,098	Seagate Technology PLC	237,772
3,476	Western Digital Corp.	232,023
		1,151,507
	Textiles, Apparel & Luxury Goods – 0.6%
629	NIKE, Inc., Class B	83,588
1,042	VF Corp.	83,276
		166,864
	Tobacco – 0.4%
1,060	Altria Group, Inc.	54,230
525	Philip Morris International, Inc.	46,588
		100,818
	Trading Companies & Distributors – 0.3%
425	Fastenal Co.	21,369
114	WW Grainger, Inc.	45,706
		67,075
	Water Utilities – 0.2%
151	American Water Works Co., Inc.	22,638
489	Essential Utilities, Inc.	21,883
		44,521
	Total Common Stocks	24,938,213
	(Cost $19,156,832)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.5%
120	Alexandria Real Estate Equities, Inc.	19,716
95	American Tower Corp.	22,711
134	AvalonBay Communities, Inc.	24,724
227	Boston Properties, Inc.	22,986

See Notes to Financial Statements

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
135	Crown Castle International Corp.	$23,237
154	Digital Realty Trust, Inc.	21,689
535	Duke Realty Corp.	22,433
30	Equinix, Inc.	20,388
338	Equity LifeStyle Properties, Inc.	21,510
361	Equity Residential	25,858
90	Essex Property Trust, Inc.	24,466
185	Extra Space Storage, Inc.	24,522
709	Healthpeak Properties, Inc.	22,504
721	Invitation Homes, Inc.	23,065
983	Medical Properties Trust, Inc.	20,918
169	Mid-America Apartment Communities, Inc.	24,397
215	Prologis, Inc.	22,790
93	Public Storage	22,949
345	Realty Income Corp.	21,907
76	SBA Communications Corp.	21,094
251	Simon Property Group, Inc.	28,556
141	Sun Communities, Inc.	21,156
558	UDR, Inc.	24,474
437	Ventas, Inc.	23,310
840	VICI Properties, Inc.	23,722
331	Welltower, Inc.	23,709
639	Weyerhaeuser Co.	22,748
304	WP Carey, Inc.	21,511
		643,050
	Mortgage Real Estate Investment Trusts – 0.1%
4,955	Annaly Capital Management, Inc.	42,613
	Total Real Estate Investment Trusts	685,663
	(Cost $574,112)
	Total Investments – 99.7%	25,623,876
	(Cost $19,730,944) (b)
	Net Other Assets and Liabilities – 0.3%	65,550
	Net Assets – 100.0%	$25,689,426

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $19,908,382. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,946,186 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $230,692. The net unrealized appreciation was $5,715,494.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,938,213	$ 24,938,213	$ —	$ —
Real Estate Investment Trusts*	685,663	685,663	—	—
Total Investments	$ 25,623,876	$ 25,623,876	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 91.2%
	Aerospace & Defense – 1.5%
641	BWX Technologies, Inc.	$42,268
332	Curtiss-Wright Corp.	39,375
548	Hexcel Corp. (a)	30,688
1,354	Howmet Aerospace, Inc. (a)	43,504
226	Huntington Ingalls Industries, Inc.	46,522
799	Textron, Inc.	44,808
		247,165
	Airlines – 0.8%
863	Alaska Air Group, Inc. (a)	59,728
2,847	American Airlines Group, Inc. (a)	68,044
		127,772
	Auto Components – 1.2%
1,162	BorgWarner, Inc.	53,870
1,324	Gentex Corp.	47,227
346	LCI Industries	45,769
282	Lear Corp.	51,113
		197,979
	Automobiles – 0.7%
1,224	Harley-Davidson, Inc.	49,082
483	Thor Industries, Inc.	65,080
		114,162
	Banks – 5.3%
889	Bank OZK	36,316
406	BOK Financial Corp.	36,264
498	Comerica, Inc.	35,727
423	Commerce Bancshares, Inc.	32,406
446	Community Bank System, Inc.	34,217
319	Cullen/Frost Bankers, Inc.	34,695
548	East West Bancorp, Inc.	40,442
48	First Citizens BancShares, Inc., Class A	40,117
769	First Financial Bankshares, Inc.	35,935
2,181	First Horizon Corp.	36,881
604	Glacier Bancorp, Inc.	34,476
1,429	Home BancShares, Inc.	38,655
2,203	Huntington Bancshares, Inc.	34,631
2,152	People’s United Financial, Inc.	38,521
432	Pinnacle Financial Partners, Inc.	38,301
494	Popular, Inc.	34,738
401	Prosperity Bancshares, Inc.	30,031
206	Signature Bank	46,577
385	South State Corp.	30,226
859	Synovus Financial Corp.	39,299
859	United Bankshares, Inc.	33,140
2,854	Valley National Bancorp	39,214
464	Western Alliance Bancorp	43,820
640	Zions Bancorp N.A.	35,174
		879,803
Shares	Description	Value

	Beverages – 0.3%
1,103	Molson Coors Beverage Co., Class B (a)	$56,418
	Building Products – 2.1%
704	A.O. Smith Corp.	47,597
580	AAON, Inc.	40,606
462	Advanced Drainage Systems, Inc.	47,766
332	Allegion PLC	41,706
519	Armstrong World Industries, Inc.	46,757
510	Owens Corning	46,966
413	Simpson Manufacturing Co., Inc.	42,840
478	UFP Industries, Inc.	36,252
		350,490
	Capital Markets – 3.3%
273	Affiliated Managers Group, Inc.	40,685
591	Ares Management Corp., Class A	33,114
885	Carlyle Group (The), Inc.	32,533
299	Cboe Global Markets, Inc.	29,508
374	Cohen & Steers, Inc.	24,433
963	Federated Hermes, Inc.	30,142
414	Houlihan Lokey, Inc.	27,535
456	Interactive Brokers Group, Inc., Class A	33,306
1,595	Invesco, Ltd.	40,226
657	Lazard Ltd., Class A	28,586
267	LPL Financial Holdings, Inc.	37,957
120	Morningstar, Inc.	27,005
291	Raymond James Financial, Inc.	35,665
484	SEI Investments Co.	29,490
551	Stifel Financial Corp.	35,297
445	Tradeweb Markets, Inc., Class A	32,930
1,106	Virtu Financial, Inc., Class A	34,341
		552,753
	Chemicals – 2.5%
180	Albemarle Corp.	26,300
335	Ashland Global Holdings, Inc.	29,738
231	Balchem Corp.	28,970
686	CF Industries Holdings, Inc.	31,131
1,072	Chemours (The) Co.	29,919
1,499	Element Solutions, Inc.	27,417
1,057	Huntsman Corp.	30,473
1,155	Mosaic (The) Co.	36,509
67	NewMarket Corp.	25,471
105	Quaker Chemical Corp.	25,596
133	Scotts Miracle-Gro (The) Co.	32,581
1,149	Valvoline, Inc.	29,954
325	Westlake Chemical Corp.	28,857
484	WR Grace & Co.	28,972
		411,888
	Commercial Services & Supplies – 1.0%
4,923	ADT, Inc.	41,550

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
258	MSA Safety, Inc.	$38,705
334	Tetra Tech, Inc.	45,331
182	UniFirst Corp.	40,715
		166,301
	Communications Equipment – 0.7%
4,334	Juniper Networks, Inc.	109,780
	Construction & Engineering – 0.9%
422	EMCOR Group, Inc.	47,332
536	Quanta Services, Inc.	47,157
221	Valmont Industries, Inc.	52,525
		147,014
	Construction Materials – 0.3%
381	Eagle Materials, Inc.	51,210
	Consumer Finance – 0.8%
780	Ally Financial, Inc.	35,264
577	OneMain Holdings, Inc.	30,996
833	PROG Holdings, Inc.	36,061
1,264	Santander Consumer USA Holdings, Inc.	34,204
		136,525
	Containers & Packaging – 1.9%
282	AptarGroup, Inc.	39,951
171	Avery Dennison Corp.	31,404
2,281	Graphic Packaging Holding Co.	41,423
280	Packaging Corp. of America	37,655
843	Sealed Air Corp.	38,626
1,041	Silgan Holdings, Inc.	43,753
652	Sonoco Products Co.	41,272
887	WestRock Co.	46,168
		320,252
	Diversified Consumer Services – 0.9%
2,831	H&R Block, Inc.	61,716
914	Service Corp. International	46,660
471	Strategic Education, Inc.	43,289
		151,665
	Diversified Financial Services – 0.6%
1,088	Equitable Holdings, Inc.	35,490
1,131	Jefferies Financial Group, Inc.	34,043
473	Voya Financial, Inc.	30,102
		99,635
Shares	Description	Value

	Diversified Telecommunication Services – 0.7%
1,629	Cogent Communications Holdings, Inc.	$112,010
	Electric Utilities – 1.3%
450	ALLETE, Inc.	30,236
787	Hawaiian Electric Industries, Inc.	34,966
290	IDACORP, Inc.	28,991
743	NRG Energy, Inc.	28,033
875	OGE Energy Corp.	28,315
349	Pinnacle West Capital Corp.	28,391
652	Portland General Electric Co.	30,951
		209,883
	Electrical Equipment – 1.8%
319	Acuity Brands, Inc.	52,635
465	EnerSys	42,222
246	Hubbell, Inc.	45,975
314	Regal Beloit Corp.	44,801
5,619	Vertiv Holdings Co.	112,380
		298,013
	Electronic Equipment, Instruments & Components – 3.8%
2,988	Avnet, Inc.	124,032
462	Dolby Laboratories, Inc., Class A	45,609
881	FLIR Systems, Inc.	49,750
2,467	Jabil, Inc.	128,679
152	Littelfuse, Inc.	40,195
2,387	National Instruments Corp.	103,082
1,288	SYNNEX Corp.	147,914
		639,261
	Energy Equipment & Services – 0.2%
2,603	NOV, Inc. (a)	35,713
	Food & Staples Retailing – 0.4%
279	Casey’s General Stores, Inc.	60,317
	Food Products – 2.0%
760	Bunge Ltd.	60,245
2,203	Flowers Foods, Inc.	52,431
633	Ingredion, Inc.	56,919
633	Lamb Weston Holdings, Inc.	49,045
271	Lancaster Colony Corp.	47,523
16	Seaboard Corp.	59,040
		325,203
	Gas Utilities – 1.1%
677	National Fuel Gas Co.	33,843
784	New Jersey Resources Corp.	31,258
363	ONE Gas, Inc.	27,919
459	Southwest Gas Holdings, Inc.	31,538
435	Spire, Inc.	32,142

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
797	UGI Corp.	$32,685
		189,385
	Health Care Equipment & Supplies – 3.9%
5,284	DENTSPLY SIRONA, Inc.	337,172
2,824	Hill-Rom Holdings, Inc.	311,996
		649,168
	Health Care Providers & Services – 4.7%
519	Chemed Corp.	238,647
3,346	Encompass Health Corp.	274,037
2,012	Universal Health Services, Inc., Class B	268,381
		781,065
	Hotels, Restaurants & Leisure – 4.5%
1,167	Aramark	44,089
2,074	Carnival Corp. (a)	55,044
421	Choice Hotels International, Inc.	45,169
230	Churchill Downs, Inc.	52,307
340	Cracker Barrel Old Country Store, Inc.	58,779
377	Darden Restaurants, Inc.	53,534
327	Marriott Vacations Worldwide Corp. (a)	56,957
1,426	MGM Resorts International	54,174
529	Papa John’s International, Inc.	46,891
574	Texas Roadhouse, Inc. (a)	55,069
161	Vail Resorts, Inc. (a)	46,957
2,048	Wendy’s (The) Co.	41,492
339	Wingstop, Inc.	43,111
755	Wyndham Hotels & Resorts, Inc.	52,684
398	Wynn Resorts Ltd. (a)	49,897
		756,154
	Household Durables – 1.7%
1,339	KB Home	62,304
1,013	Leggett & Platt, Inc.	46,243
998	MDC Holdings, Inc.	59,281
2,116	Newell Brands, Inc.	56,667
1,033	Toll Brothers, Inc.	58,602
		283,097
	Household Products – 1.0%
1,181	Energizer Holdings, Inc.	56,050
1,660	Reynolds Consumer Products, Inc.	49,435
188	WD-40 Co.	57,562
		163,047
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 0.4%
873	Clearway Energy, Inc., Class C	$24,566
309	Ormat Technologies, Inc.	24,266
1,418	Vistra Corp.	25,070
		73,902
	Industrial Conglomerates – 0.2%
247	Carlisle Cos., Inc.	40,651
	Insurance – 3.6%
317	American Financial Group, Inc.	36,170
204	Assurant, Inc.	28,921
552	Axis Capital Holdings Ltd.	27,363
113	Erie Indemnity Co., Class A	24,963
119	Everest Re Group Ltd.	29,489
711	Fidelity National Financial, Inc.	28,909
539	First American Financial Corp.	30,534
293	Globe Life, Inc.	28,313
238	Hanover Insurance Group (The), Inc.	30,811
362	Kemper Corp.	28,859
139	Kinsale Capital Group, Inc.	22,907
553	Lincoln National Corp.	34,435
1,412	Old Republic International Corp.	30,838
208	Primerica, Inc.	30,747
240	Reinsurance Group of America, Inc.	30,252
168	RenaissanceRe Holdings Ltd.	26,922
267	RLI Corp.	29,789
415	Selective Insurance Group, Inc.	30,104
1,213	Unum Group	33,758
28	White Mountains Insurance Group Ltd.	31,217
		595,301
	IT Services – 2.1%
4,074	DXC Technology Co. (a)	127,353
934	Genpact Ltd.	39,994
528	MAXIMUS, Inc.	47,013
4,357	Perspecta, Inc.	126,571
		340,931
	Leisure Products – 0.9%
1,107	Acushnet Holdings Corp.	45,752
506	Brunswick Corp.	48,257
471	Polaris, Inc.	62,879
		156,888
	Life Sciences Tools & Services – 2.0%
5,111	Bruker Corp.	328,535
	Machinery – 3.8%
375	AGCO Corp.	53,869

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
895	Allison Transmission Holdings, Inc.	$36,543
497	Crane Co.	46,673
691	Donaldson Co., Inc.	40,189
1,048	Flowserve Corp.	40,673
534	Graco, Inc.	38,245
501	ITT, Inc.	45,546
339	John Bean Technologies Corp.	45,202
332	Lincoln Electric Holdings, Inc.	40,816
449	Oshkosh Corp.	53,278
673	Rexnord Corp.	31,692
226	Snap-on, Inc.	52,147
343	Timken (The) Co.	27,841
407	Toro (The) Co.	41,978
318	Woodward, Inc.	38,360
		633,052
	Media – 1.3%
1,910	Interpublic Group of (The) Cos., Inc.	55,772
867	New York Times (The) Co., Class A	43,887
2,498	News Corp., Class A	63,524
411	Nexstar Media Group, Inc., Class A	57,717
		220,900
	Metals & Mining – 0.7%
4,102	Hecla Mining Co.	23,340
222	Reliance Steel & Aluminum Co.	33,809
250	Royal Gold, Inc.	26,905
720	Steel Dynamics, Inc.	36,547
		120,601
	Multiline Retail – 0.4%
1,103	Kohl’s Corp.	65,750
	Multi-Utilities – 0.8%
453	Black Hills Corp.	30,247
1,467	MDU Resources Group, Inc.	46,372
1,216	NiSource, Inc.	29,318
478	NorthWestern Corp.	31,165
		137,102
	Oil, Gas & Consumable Fuels – 2.8%
4,636	Antero Midstream Corp.	41,863
2,519	APA Corp.	45,090
2,196	Cabot Oil & Gas Corp.	41,241
2,259	Devon Energy Corp.	49,359
738	Diamondback Energy, Inc.	54,236
2,812	EQT Corp. (a)	52,247
4,446	Equitrans Midstream Corp.	36,279
1,383	HollyFrontier Corp.	49,484
5,355	Marathon Oil Corp.	57,192
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,355	Targa Resources Corp.	$43,021
		470,012
	Paper & Forest Products – 0.3%
1,039	Louisiana-Pacific Corp.	57,623
	Personal Products – 0.3%
6,395	Coty, Inc., Class A (a)	57,619
	Pharmaceuticals – 1.5%
6,187	Perrigo Co. PLC	250,388
	Professional Services – 2.1%
499	CoreLogic, Inc.	39,546
429	Exponent, Inc.	41,806
474	Insperity, Inc.	39,693
1,249	KBR, Inc.	47,949
428	ManpowerGroup, Inc.	42,329
618	Robert Half International, Inc.	48,247
1,108	Science Applications International Corp.	92,618
		352,188
	Road & Rail – 0.8%
923	Knight-Swift Transportation Holdings, Inc.	44,387
287	Landstar System, Inc.	47,372
985	Werner Enterprises, Inc.	46,463
		138,222
	Semiconductors & Semiconductor Equipment – 4.8%
6,957	Amkor Technology, Inc.	164,951
1,546	Brooks Automation, Inc.	126,231
693	CMC Materials, Inc.	122,515
1,092	Entegris, Inc.	122,086
257	MKS Instruments, Inc.	47,653
1,282	Power Integrations, Inc.	104,457
457	Universal Display Corp.	108,204
		796,097
	Software – 2.0%
1,823	Blackbaud, Inc. (a)	129,579
2,024	CDK Global, Inc.	109,417
787	Pegasystems, Inc.	89,986
		328,982
	Specialty Retail – 3.1%
799	Dick’s Sporting Goods, Inc.	60,844
1,110	Foot Locker, Inc.	62,438
2,225	Gap (The), Inc. (a)	66,260
1,207	L Brands, Inc. (a)	74,665
153	Lithia Motors, Inc., Class A	59,684
343	Murphy USA, Inc.	49,584

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
756	Penske Automotive Group, Inc.	$60,661
441	Williams-Sonoma, Inc.	79,027
		513,163
	Technology Hardware, Storage & Peripherals – 1.4%
1,584	NetApp, Inc.	115,109
4,524	Xerox Holdings Corp.	109,798
		224,907
	Textiles, Apparel & Luxury Goods – 1.9%
477	Carter’s, Inc. (a)	42,420
514	Columbia Sportswear Co.	54,294
3,079	Hanesbrands, Inc.	60,564
478	PVH Corp. (a)	50,524
433	Ralph Lauren Corp. (a)	53,328
1,444	Tapestry, Inc. (a)	59,507
		320,637
	Thrifts & Mortgage Finance – 0.9%
644	Essent Group Ltd.	30,584
2,217	MGIC Investment Corp.	30,705
2,638	New York Community Bancorp, Inc.	33,292
424	PennyMac Financial Services, Inc.	28,353
1,374	Radian Group, Inc.	31,945
		154,879
	Trading Companies & Distributors – 0.8%
869	Air Lease Corp.	42,581
458	MSC Industrial Direct Co., Inc., Class A	41,307
170	Watsco, Inc.	44,328
		128,216
	Transportation Infrastructure – 0.2%
1,029	Macquarie Infrastructure Corp.	32,732
	Water Utilities – 0.2%
350	American States Water Co.	26,467
	Total Common Stocks	15,188,873
	(Cost $11,671,801)
REAL ESTATE INVESTMENT TRUSTS – 8.7%
	Equity Real Estate Investment Trusts – 7.9%
389	Agree Realty Corp.	26,184
606	American Campus Communities, Inc.	26,161
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
865	American Homes 4 Rent, Class A	$28,839
695	Americold Realty Trust	26,737
4,912	Apartment Investment and Management Co., Class A	30,160
1,567	Brixmor Property Group, Inc.	31,700
259	Camden Property Trust	28,467
207	CoreSite Realty Corp.	24,809
994	Corporate Office Properties Trust	26,172
774	Cousins Properties, Inc.	27,361
772	CubeSmart	29,205
354	CyrusOne, Inc.	23,973
889	Douglas Emmett, Inc.	27,915
188	EastGroup Properties, Inc.	26,937
304	Federal Realty Investment Trust	30,841
615	First Industrial Realty Trust, Inc.	28,161
611	Gaming and Leisure Properties, Inc.	25,925
876	Healthcare Realty Trust, Inc.	26,560
942	Healthcare Trust of America, Inc., Class A	25,980
654	Highwoods Properties, Inc.	28,083
1,773	Host Hotels & Resorts, Inc. (a)	29,875
1,080	Hudson Pacific Properties, Inc.	29,300
880	Iron Mountain, Inc.	32,569
829	JBG SMITH Properties	26,354
451	Kilroy Realty Corp.	29,599
1,728	Kimco Realty Corp.	32,400
311	Lamar Advertising Co., Class A	29,209
2,442	Lexington Realty Trust	27,131
326	Life Storage, Inc.	28,020
375	National Health Investors, Inc.	27,105
633	National Retail Properties, Inc.	27,896
714	Omega Healthcare Investors, Inc.	26,154
1,457	Physicians Realty Trust	25,745
518	PotlatchDeltic Corp.	27,412
195	PS Business Parks, Inc.	30,143
419	QTS Realty Trust, Inc., Class A	25,995
883	Rayonier, Inc.	28,477
568	Regency Centers Corp.	32,211
528	Rexford Industrial Realty, Inc.	26,611
1,493	Sabra Health Care REIT, Inc.	25,918
423	SL Green Realty Corp.	29,606
645	Spirit Realty Capital, Inc.	27,412
828	STAG Industrial, Inc.	27,829
763	STORE Capital Corp.	25,560
443	Terreno Realty Corp.	25,592
686	VEREIT, Inc.	26,493
694	Vornado Realty Trust	31,501
		1,312,287
	Mortgage Real Estate Investment Trusts – 0.8%
1,784	AGNC Investment Corp.	29,900

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,011	Blackstone Mortgage Trust, Inc., Class A	$31,341
2,800	New Residential Investment Corp.	31,500
1,442	Starwood Property Trust, Inc.	35,675
		128,416
	Total Real Estate Investment Trusts	1,440,703
	(Cost $1,273,998)
	Total Investments – 99.9%	16,629,576
	(Cost $12,945,799) (b)
	Net Other Assets and Liabilities – 0.1%	17,903
	Net Assets – 100.0%	$16,647,479

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $13,085,951. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,781,753 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $238,128. The net unrealized appreciation was $3,543,625.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,188,873	$ 15,188,873	$ —	$ —
Real Estate Investment Trusts*	1,440,703	1,440,703	—	—
Total Investments	$ 16,629,576	$ 16,629,576	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 90.5%
	Aerospace & Defense – 1.2%
348	Cubic Corp.	$25,950
377	Kaman Corp.	19,336
559	Maxar Technologies, Inc.	21,142
272	Moog, Inc., Class A	22,617
552	Spirit AeroSystems Holdings, Inc., Class A	26,855
		115,900
	Air Freight & Logistics – 0.3%
281	Forward Air Corp.	24,956
	Airlines – 0.6%
122	Allegiant Travel Co. (a)	29,775
574	SkyWest, Inc. (a)	31,272
		61,047
	Auto Components – 1.5%
571	Cooper Tire & Rubber Co.	31,964
1,184	Dana, Inc.	28,807
2,119	Goodyear Tire & Rubber (The) Co. (a)	37,231
315	Patrick Industries, Inc.	26,775
571	Standard Motor Products, Inc.	23,742
		148,519
	Automobiles – 0.3%
386	Winnebago Industries, Inc.	29,610
	Banks – 11.0%
351	1st Source Corp.	16,701
372	Ameris Bancorp	19,534
830	Associated Banc-Corp.	17,712
430	Atlantic Union Bankshares Corp.	16,495
241	BancFirst Corp.	17,036
516	BancorpSouth Bank	16,760
185	Bank of Hawaii Corp.	16,556
407	BankUnited, Inc.	17,888
304	Banner Corp.	16,212
862	Cadence BanCorp	17,869
440	Cathay General Bancorp	17,943
204	City Holding Co.	16,683
394	Columbia Banking System, Inc.	16,977
726	CVB Financial Corp.	16,037
343	Eagle Bancorp, Inc.	18,251
408	FB Financial Corp.	18,140
1,536	First BanCorp	17,295
657	First Busey Corp.	16,852
808	First Financial Bancorp	19,392
600	First Hawaiian, Inc.	16,422
347	First Interstate BancSystem, Inc., Class A	15,976
378	First Merchants Corp.	17,577
889	First Midwest Bancorp, Inc.	19,478
1,490	FNB Corp.	18,923
1,113	Fulton Financial Corp.	18,954
416	Hancock Whitney Corp.	17,476
Shares	Description	Value

	Banks (Continued)
351	Heartland Financial USA, Inc.	$17,641
515	Hilltop Holdings, Inc.	17,577
1,298	Hope Bancorp, Inc.	19,548
194	Independent Bank Corp.	16,333
226	Independent Bank Group, Inc.	16,326
378	International Bancshares Corp.	17,547
1,341	Investors Bancorp, Inc.	19,699
264	Lakeland Financial Corp.	18,266
432	National Bank Holdings Corp., Class A	17,142
441	NBT Bancorp, Inc.	17,596
760	OceanFirst Financial Corp.	18,194
855	Old National Bancorp	16,536
452	Pacific Premier Bancorp, Inc.	19,635
557	PacWest Bancorp	21,250
135	Park National Corp.	17,455
420	Renasant Corp.	17,380
570	S&T Bancorp, Inc.	19,095
440	Sandy Spring Bancorp, Inc.	19,109
351	ServisFirst Bancshares, Inc.	21,527
656	Simmons First National Corp., Class A	19,463
456	Southside Bancshares, Inc.	17,561
788	Sterling Bancorp	18,140
350	Stock Yards Bancorp, Inc.	17,871
201	Tompkins Financial Corp.	16,623
603	Towne Bank	18,331
401	TriCo Bancshares	18,995
518	Trustmark Corp.	17,436
205	UMB Financial Corp.	18,928
935	Umpqua Holdings Corp.	16,409
498	United Community Banks, Inc.	16,992
552	Veritex Holdings, Inc.	18,061
336	Webster Financial Corp.	18,517
473	WesBanco, Inc.	17,056
256	Westamerica BanCorp	16,072
232	Wintrust Financial Corp.	17,586
		1,087,036
	Beverages – 0.2%
56	Coca-Cola Consolidated, Inc.	16,172
	Building Products – 0.6%
193	CSW Industrials, Inc.	26,055
1,058	Griffon Corp.	28,746
		54,801
	Capital Markets – 1.4%
283	Artisan Partners Asset Management, Inc., Class A	14,764
3,540	BGC Partners, Inc., Class A	17,098
734	Brightsphere Investment Group, Inc.	14,959
129	Evercore, Inc., Class A	16,994
181	Hamilton Lane, Inc., Class A	16,029
303	Moelis & Co., Class A	16,629

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
143	Piper Sandler Cos.	$15,680
188	PJT Partners, Inc., Class A	12,718
65	Virtus Investment Partners, Inc.	15,308
		140,179
	Chemicals – 2.4%
490	Avient Corp.	23,162
439	Cabot Corp.	23,021
213	Chase Corp.	24,791
416	HB Fuller Co.	26,171
217	Innospec, Inc.	22,284
317	Minerals Technologies, Inc.	23,876
803	Olin Corp.	30,490
267	Sensient Technologies Corp.	20,826
165	Stepan Co.	20,973
385	Trinseo S.A.	24,513
		240,107
	Commercial Services & Supplies – 3.7%
570	ABM Industries, Inc.	29,076
408	Brady Corp., Class A	21,808
299	Brink’s (The) Co.	23,690
1,243	Covanta Holding Corp.	17,228
738	Deluxe Corp.	30,966
4,397	Healthcare Services Group, Inc.	123,248
684	Herman Miller, Inc.	28,146
671	HNI Corp.	26,545
1,242	KAR Auction Services, Inc. (a)	18,630
1,706	Steelcase, Inc., Class A	24,549
449	U.S. Ecology, Inc. (a)	18,696
		362,582
	Communications Equipment – 0.4%
1,101	Plantronics, Inc. (a)	42,840
	Construction & Engineering – 1.3%
588	Arcosa, Inc.	38,273
409	Comfort Systems USA, Inc.	30,581
1,350	Fluor Corp. (a)	31,171
807	Granite Construction, Inc.	32,482
		132,507
	Consumer Finance – 0.7%
202	FirstCash, Inc.	13,265
1,442	Navient Corp.	20,635
199	Nelnet, Inc., Class A	14,475
1,143	SLM Corp.	20,540
		68,915
	Containers & Packaging – 0.5%
460	Greif, Inc., Class A	26,220
Shares	Description	Value

	Containers & Packaging (Continued)
1,812	O-I Glass, Inc. (a)	$26,709
		52,929
	Distributors – 0.2%
507	Core-Mark Holding Co., Inc.	19,616
	Diversified Consumer Services – 0.2%
43	Graham Holdings Co., Class B	24,185
	Diversified Telecommunication Services – 0.4%
712	ATN International, Inc.	34,973
	Electric Utilities – 0.4%
233	MGE Energy, Inc.	16,634
506	Otter Tail Corp.	23,362
		39,996
	Electrical Equipment – 0.7%
454	AZZ, Inc.	22,859
356	Encore Wire Corp.	23,898
1,850	GrafTech International Ltd.	22,626
		69,383
	Electronic Equipment, Instruments & Components – 2.4%
229	Badger Meter, Inc.	21,313
515	Belden, Inc.	22,851
2,280	Methode Electronics, Inc.	95,714
4,215	Vishay Intertechnology, Inc.	101,497
		241,375
	Energy Equipment & Services – 1.5%
3,727	Archrock, Inc.	35,369
1,238	Cactus, Inc., Class A	37,908
1,218	Core Laboratories N.V.	35,066
1,394	Helmerich & Payne, Inc.	37,582
		145,925
	Entertainment – 0.8%
1,328	Cinemark Holdings, Inc. (a)	27,105
609	Warner Music Group Corp., Class A	20,907
481	World Wrestling Entertainment, Inc., Class A	26,099
		74,111
	Food & Staples Retailing – 0.4%
254	PriceSmart, Inc.	24,574
311	Weis Markets, Inc.	17,578
		42,152

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 1.0%
537	B&G Foods, Inc. (b)	$16,679
214	Calavo Growers, Inc.	16,615
618	Fresh Del Monte Produce, Inc.	17,694
96	J&J Snack Foods Corp.	15,075
113	Sanderson Farms, Inc.	17,603
516	Tootsie Roll Industries, Inc.	17,095
		100,761
	Gas Utilities – 0.5%
151	Chesapeake Utilities Corp.	17,528
355	Northwest Natural Holding Co.	19,152
757	South Jersey Industries, Inc.	17,093
		53,773
	Health Care Equipment & Supplies – 4.2%
192	Atrion Corp.	123,132
1,567	Cantel Medical Corp. (a)	125,109
1,103	CONMED Corp.	144,041
75	Mesa Laboratories, Inc.	18,262
		410,544
	Health Care Providers & Services – 9.8%
1,694	Ensign Group (The), Inc.	158,965
1,861	National HealthCare Corp.	144,991
2,890	National Research Corp.	135,339
4,568	Owens & Minor, Inc.	171,711
4,170	Patterson Cos., Inc.	133,231
3,520	Premier, Inc., Class A	119,152
1,028	U.S. Physical Therapy, Inc.	107,015
		970,404
	Health Care Technology – 0.8%
1,214	Simulations Plus, Inc.	76,773
	Hotels, Restaurants & Leisure – 2.2%
1,190	Bloomin’ Brands, Inc. (a)	32,189
409	Brinker International, Inc. (a)	29,064
624	Cheesecake Factory (The), Inc. (a)	36,510
311	Hyatt Hotels Corp., Class A (a)	25,720
249	Jack in the Box, Inc.	27,335
678	Six Flags Entertainment Corp. (a)	31,507
515	Travel + Leisure Co.	31,497
		213,822
	Household Durables – 0.2%
580	La-Z-Boy, Inc.	24,638
	Household Products – 0.2%
188	Spectrum Brands Holdings, Inc.	15,980
Shares	Description	Value

	Insurance – 2.3%
512	American Equity Investment Life Holding Co.	$16,143
147	American National Group, Inc.	15,857
247	AMERISAFE, Inc.	15,808
324	Argo Group International Holdings Ltd.	16,304
450	Assured Guaranty Ltd.	19,026
637	CNO Financial Group, Inc.	15,473
440	Employers Holdings, Inc.	18,946
270	FBL Financial Group, Inc., Class A	15,098
337	Horace Mann Educators Corp.	14,562
288	James River Group Holdings Ltd.	13,139
271	Mercury General Corp.	16,480
796	ProAssurance Corp.	21,301
182	Safety Insurance Group, Inc.	15,333
293	Stewart Information Services Corp.	15,245
		228,715
	Internet & Direct Marketing Retail – 1.1%
1,217	Shutterstock, Inc.	108,362
	IT Services – 4.1%
291	Alliance Data Systems Corp.	32,618
1,937	CSG Systems International, Inc.	86,952
548	EVERTEC, Inc.	20,397
3,379	NIC, Inc.	114,649
1,923	Sabre Corp. (a)	28,480
5,332	Switch, Inc., Class A	86,698
296	TTEC Holdings, Inc.	29,733
		399,527
	Leisure Products – 0.7%
963	Callaway Golf Co.	25,760
1,302	Smith & Wesson Brands, Inc.	22,720
355	Sturm Ruger & Co., Inc.	23,455
		71,935
	Life Sciences Tools & Services – 1.7%
5,344	Luminex Corp.	170,474
	Machinery – 6.0%
156	Alamo Group, Inc.	24,359
294	Albany International Corp., Class A	24,540
389	Altra Industrial Motion Corp.	21,520
372	Astec Industries, Inc.	28,056
425	Barnes Group, Inc.	21,055
504	Douglas Dynamics, Inc.	23,260
954	Enerpac Tool Group Corp.	24,919
285	EnPro Industries, Inc.	24,302
209	ESCO Technologies, Inc.	22,758

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
650	Federal Signal Corp.	$24,895
312	Franklin Electric Co., Inc.	24,629
664	Gorman-Rupp (The) Co.	21,985
593	Greenbrier (The) Cos., Inc.	28,001
405	Helios Technologies, Inc.	29,512
542	Hillenbrand, Inc.	25,859
153	Kadant, Inc.	28,307
595	Kennametal, Inc.	23,782
168	Lindsay Corp.	27,992
562	Mueller Industries, Inc.	23,239
1,741	Mueller Water Products, Inc., Class A	24,183
307	Tennant Co.	24,526
618	Terex Corp.	28,471
817	Trinity Industries, Inc.	23,276
177	Watts Water Technologies, Inc., Class A	21,029
		594,455
	Marine – 0.3%
378	Matson, Inc.	25,213
	Media – 1.1%
1,512	EW Scripps (The) Co., Class A	29,136
506	John Wiley & Sons, Inc., Class A	27,425
726	Sinclair Broadcast Group, Inc., Class A	21,243
1,657	TEGNA, Inc.	31,201
		109,005
	Metals & Mining – 2.3%
677	Carpenter Technology Corp.	27,859
1,354	Cleveland-Cliffs, Inc.	27,229
960	Commercial Metals Co.	29,606
319	Compass Minerals International, Inc.	20,008
199	Kaiser Aluminum Corp.	21,989
309	Materion Corp.	20,468
1,176	United States Steel Corp.	30,776
1,514	Warrior Met Coal, Inc.	25,935
384	Worthington Industries, Inc.	25,763
		229,633
	Multiline Retail – 1.3%
539	Big Lots, Inc.	36,814
759	Franchise Group, Inc.	27,407
2,055	Macy’s, Inc. (a)	33,270
741	Nordstrom, Inc. (a)	28,062
		125,553
	Multi-Utilities – 0.2%
406	Avista Corp.	19,386
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 3.4%
861	Cimarex Energy Co.	$51,135
2,166	CVR Energy, Inc.	41,544
2,009	Delek US Holdings, Inc.	43,756
2,668	Murphy Oil Corp.	43,782
2,248	Ovintiv, Inc.	53,547
4,546	PBF Energy, Inc., Class A (a)	64,326
1,036	World Fuel Services Corp.	36,467
		334,557
	Paper & Forest Products – 0.5%
623	Domtar Corp.	23,020
490	Schweitzer-Mauduit International, Inc.	23,995
		47,015
	Personal Products – 0.8%
430	Edgewell Personal Care Co.	17,028
382	Inter Parfums, Inc.	27,095
76	Medifast, Inc.	16,099
272	Nu Skin Enterprises, Inc., Class A	14,386
		74,608
	Professional Services – 0.8%
290	ICF International, Inc.	25,346
496	Korn Ferry	30,935
242	ManTech International Corp., Class A	21,042
		77,323
	Real Estate Management & Development – 0.3%
651	Kennedy-Wilson Holdings, Inc.	13,157
274	St. Joe (The) Co.	11,754
		24,911
	Road & Rail – 1.0%
1,191	Heartland Express, Inc.	23,320
1,251	Marten Transport Ltd.	21,229
349	Ryder System, Inc.	26,402
1,042	Schneider National, Inc., Class B	26,019
		96,970
	Software – 2.1%
490	InterDigital, Inc.	31,090
1,932	Progress Software Corp.	85,124
4,176	Xperi Holding Corp.	90,912
		207,126
	Specialty Retail – 2.9%
1,152	American Eagle Outfitters, Inc.	33,685
1,302	Bed Bath & Beyond, Inc. (a)	37,953
792	Buckle (The), Inc.	31,110

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
887	Camping World Holdings, Inc., Class A	$32,269
176	Group 1 Automotive, Inc.	27,771
434	Monro, Inc.	28,557
789	ODP (The) Corp. (a)	34,156
604	Rent-A-Center, Inc.	34,827
599	Sonic Automotive, Inc., Class A	29,692
		290,020
	Textiles, Apparel & Luxury Goods – 1.1%
570	Kontoor Brands, Inc.	27,662
1,151	Levi Strauss & Co., Class A	27,521
655	Steven Madden Ltd.	24,405
740	Wolverine World Wide, Inc.	28,357
		107,945
	Thrifts & Mortgage Finance – 1.1%
1,133	Capitol Federal Financial, Inc.	15,006
347	Flagstar Bancorp, Inc.	15,650
1,111	Northwest Bancshares, Inc.	16,054
788	Provident Financial Services, Inc.	17,557
154	Walker & Dunlop, Inc.	15,822
550	Washington Federal, Inc.	16,940
315	WSFS Financial Corp.	15,684
		112,713
	Tobacco – 0.4%
306	Universal Corp.	18,051
1,277	Vector Group Ltd.	17,814
		35,865
	Trading Companies & Distributors – 1.8%
276	Applied Industrial Technologies, Inc.	25,163
413	Boise Cascade Co.	24,710
259	GATX Corp.	24,020
321	McGrath RentCorp	25,889
558	Rush Enterprises, Inc., Class A	27,805
644	Systemax, Inc.	26,481
444	Triton International Ltd.	24,415
		178,483
	Water Utilities – 0.5%
302	California Water Service Group	17,015
225	Middlesex Water Co.	17,779
235	SJW Group	14,803
		49,597
	Wireless Telecommunication Services – 0.7%
688	Shenandoah Telecommunications Co.	33,581
Shares	Description	Value

	Wireless Telecommunication Services (Continued)
1,602	Telephone & Data Systems, Inc.	$36,782
		70,363
	Total Common Stocks	8,926,265
	(Cost $6,515,528)
REAL ESTATE INVESTMENT TRUSTS – 9.1%
	Commercial Services & Supplies – 0.2%
1,778	CoreCivic, Inc.	16,091
	Equity Real Estate Investment Trusts – 6.9%
821	Acadia Realty Trust	15,574
678	Alexander & Baldwin, Inc.	11,384
42	Alexander’s, Inc.	11,647
403	American Assets Trust, Inc.	13,073
1,567	American Finance Trust, Inc.	15,388
902	Apple Hospitality REIT, Inc.	13,142
978	Brandywine Realty Trust	12,626
525	CareTrust REIT, Inc.	12,225
165	Centerspace	11,220
2,421	Colony Capital, Inc. (a)	15,688
812	Columbia Property Trust, Inc.	13,885
247	Community Healthcare Trust, Inc.	11,392
2,826	Diversified Healthcare Trust	13,508
514	Easterly Government Properties, Inc.	10,655
1,249	Empire State Realty Trust, Inc., Class A	13,901
358	EPR Properties	16,679
549	Essential Properties Realty Trust, Inc.	12,534
391	Four Corners Property Trust, Inc.	10,713
1,314	GEO Group (The), Inc.	10,197
423	Getty Realty Corp.	11,979
679	Global Net Lease, Inc.	12,263
867	Independence Realty Trust, Inc.	13,178
500	Industrial Logistics Properties Trust	11,565
64	Innovative Industrial Properties, Inc.	11,530
953	iStar, Inc.	16,944
778	Kite Realty Group Trust	15,008
299	LTC Properties, Inc.	12,474
1,091	Macerich (The) Co.	12,765
935	Mack-Cali Realty Corp.	14,474
672	Monmouth Real Estate Investment Corp.	11,888
323	National Storage Affiliates Trust	12,897
275	NexPoint Residential Trust, Inc.	12,675
513	Office Properties Income Trust	14,118
595	Outfront Media, Inc. (a)	12,989
1,288	Paramount Group, Inc.	13,047

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
679	Park Hotels & Resorts, Inc. (a)	$14,653
619	Pebblebrook Hotel Trust	15,035
717	Piedmont Office Realty Trust, Inc., Class A	12,454
870	Retail Opportunity Investments Corp.	13,807
1,360	Retail Properties of America, Inc., Class A	14,253
823	RLJ Lodging Trust	12,740
172	Ryman Hospitality Properties, Inc. (a)	13,332
161	Safehold, Inc.	11,286
1,013	Service Properties Trust	12,014
1,151	SITE Centers Corp.	15,608
1,028	Sunstone Hotel Investors, Inc. (a)	12,809
993	Uniti Group, Inc.	10,953
181	Universal Health Realty Income Trust	12,268
900	Urban Edge Properties	14,868
538	Washington Real Estate Investment Trust	11,890
537	Weingarten Realty Investors	14,451
766	Xenia Hotels & Resorts, Inc. (a)	14,937
		682,583
	Mortgage Real Estate Investment Trusts – 2.0%
1,268	Apollo Commercial Real Estate Finance, Inc.	17,714
999	Arbor Realty Trust, Inc.	15,884
1,388	Broadmark Realty Capital, Inc.	14,519
1,381	Chimera Investment Corp.	17,539
1,553	Colony Credit Real Estate, Inc.	13,232
184	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,322
790	KKR Real Estate Finance Trust, Inc.	14,528
1,448	Ladder Capital Corp.	17,086
3,640	MFA Financial, Inc.	14,815
3,837	New York Mortgage Trust, Inc.	17,151
805	PennyMac Mortgage Investment Trust	15,778
1,613	Redwood Trust, Inc.	16,791
2,223	Two Harbors Investment Corp.	16,295
		201,654
	Total Real Estate Investment Trusts	900,328
	(Cost $708,827)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
12,900	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (c) (d)	$12,900
	(Cost $12,900)
	Total Investments – 99.7%	9,839,493
	(Cost $7,237,255) (e)
	Net Other Assets and Liabilities – 0.3%	24,879
	Net Assets – 100.0%	$9,864,372

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,424 and the total value of the collateral held by the Fund is $12,900.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for federal income tax purposes was $7,336,148. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,642,891 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $139,546. The net unrealized appreciation was $2,503,345.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,926,265	$ 8,926,265	$ —	$ —
Real Estate Investment Trusts*	900,328	900,328	—	—
Money Market Funds	12,900	12,900	—	—
Total Investments	$ 9,839,493	$ 9,839,493	$—	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D –

See Notes to Financial Statements

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
March 31, 2021
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$12,424
Non-cash Collateral (2)	(12,424)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
March 31, 2021
Shares	Description	Value
COMMON STOCKS – 96.5%
	Aerospace & Defense – 2.6%
353	General Dynamics Corp.	$64,091
91	L3Harris Technologies, Inc.	18,444
141	Lockheed Martin Corp.	52,099
110	Northrop Grumman Corp.	35,600
658	Raytheon Technologies Corp.	50,844
		221,078
	Air Freight & Logistics – 1.0%
419	CH Robinson Worldwide, Inc.	39,985
258	United Parcel Service, Inc., Class B	43,858
		83,843
	Automobiles – 1.0%
7,143	Ford Motor Co. (a)	87,502
	Banks – 3.7%
463	Bank of America Corp.	17,913
316	Citigroup, Inc.	22,989
720	Citizens Financial Group, Inc.	31,788
839	Fifth Third Bancorp	31,420
131	JPMorgan Chase & Co.	19,942
1,622	KeyCorp	32,408
160	M&T Bank Corp.	24,258
122	PNC Financial Services Group (The), Inc.	21,400
1,409	Regions Financial Corp.	29,110
462	Truist Financial Corp.	26,944
457	US Bancorp	25,277
791	Wells Fargo & Co.	30,904
		314,353
	Beverages – 0.5%
305	Coca-Cola (The) Co.	16,077
328	Keurig Dr. Pepper, Inc.	11,273
102	PepsiCo, Inc.	14,428
		41,778
	Biotechnology – 4.3%
1,190	AbbVie, Inc.	128,782
350	Amgen, Inc.	87,083
2,320	Gilead Sciences, Inc.	149,942
		365,807
	Building Products – 0.6%
869	Johnson Controls International PLC	51,853
	Capital Markets – 2.6%
64	Ameriprise Financial, Inc.	14,877
569	Apollo Global Management, Inc.	26,749
407	Bank of New York Mellon (The) Corp.	19,247
16	BlackRock, Inc.	12,063
268	Blackstone Group (The), Inc., Class A	19,974
Shares	Description	Value

	Capital Markets (Continued)
60	CME Group, Inc.	$12,254
1,031	Franklin Resources, Inc.	30,518
42	Goldman Sachs Group (The), Inc.	13,734
176	Morgan Stanley	13,668
190	Northern Trust Corp.	19,971
231	State Street Corp.	19,406
92	T Rowe Price Group, Inc.	15,787
		218,248
	Chemicals – 1.5%
19	Air Products & Chemicals, Inc.	5,345
40	Celanese Corp.	5,992
248	Dow, Inc.	15,857
430	DuPont de Nemours, Inc.	33,230
73	Eastman Chemical Co.	8,039
37	FMC Corp.	4,093
70	International Flavors & Fragrances, Inc.	9,773
137	LyondellBasell Industries N.V., Class A	14,255
321	RPM International, Inc.	29,484
		126,068
	Commercial Services & Supplies – 0.1%
42	Republic Services, Inc.	4,172
36	Waste Management, Inc.	4,645
		8,817
	Communications Equipment – 0.6%
686	Cisco Systems, Inc.	35,473
87	Motorola Solutions, Inc.	16,360
		51,833
	Consumer Finance – 0.8%
127	Discover Financial Services	12,064
1,323	Synchrony Financial	53,793
		65,857
	Containers & Packaging – 0.1%
227	International Paper Co.	12,274
	Distributors – 1.6%
1,153	Genuine Parts Co.	133,275
	Diversified Telecommunication Services – 2.9%
2,412	AT&T, Inc.	73,012
10,089	Lumen Technologies, Inc.	134,688
688	Verizon Communications, Inc.	40,007
		247,707
	Electric Utilities – 1.4%
133	Alliant Energy Corp.	7,203

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
95	American Electric Power Co., Inc.	$8,047
106	Duke Energy Corp.	10,232
152	Edison International	8,907
87	Entergy Corp.	8,654
155	Evergy, Inc.	9,227
71	Eversource Energy	6,148
200	Exelon Corp.	8,748
389	FirstEnergy Corp.	13,494
55	NextEra Energy, Inc.	4,159
487	PPL Corp.	14,045
157	Southern (The) Co.	9,759
90	Xcel Energy, Inc.	5,986
		114,609
	Electrical Equipment – 1.6%
366	Eaton Corp. PLC	50,611
562	Emerson Electric Co.	50,704
119	Rockwell Automation, Inc.	31,587
		132,902
	Electronic Equipment, Instruments & Components – 3.2%
3,942	Corning, Inc.	171,516
753	TE Connectivity Ltd.	97,220
		268,736
	Energy Equipment & Services – 0.2%
326	Baker Hughes Co.	7,045
174	Halliburton Co.	3,734
362	Schlumberger N.V.	9,843
		20,622
	Food & Staples Retailing – 0.8%
377	Kroger (The) Co.	13,568
182	Sysco Corp.	14,331
650	Walgreens Boots Alliance, Inc.	35,685
		63,584
	Food Products – 2.3%
317	Archer-Daniels-Midland Co.	18,069
335	Campbell Soup Co.	16,841
388	Conagra Brands, Inc.	14,589
320	General Mills, Inc.	19,622
76	Hershey (The) Co.	12,020
239	Hormel Foods Corp.	11,419
149	JM Smucker (The) Co.	18,853
329	Kellogg Co.	20,826
745	Kraft Heinz (The) Co.	29,800
197	Mondelez International, Inc., Class A	11,530
Shares	Description	Value

	Food Products (Continued)
229	Tyson Foods, Inc., Class A	$17,015
		190,584
	Gas Utilities – 0.1%
60	Atmos Energy Corp.	5,931
	Health Care Equipment & Supplies – 0.7%
481	Medtronic PLC	56,821
	Health Care Providers & Services – 2.5%
99	AmerisourceBergen Corp.	11,689
1,957	Cardinal Health, Inc.	118,888
239	CVS Health Corp.	17,980
451	Quest Diagnostics, Inc.	57,881
		206,438
	Hotels, Restaurants & Leisure – 2.5%
403	McDonald’s Corp.	90,328
540	Starbucks Corp.	59,006
587	Yum! Brands, Inc.	63,502
		212,836
	Household Durables – 2.4%
617	Garmin Ltd.	81,351
548	Whirlpool Corp.	120,752
		202,103
	Household Products – 0.6%
59	Clorox (The) Co.	11,380
134	Colgate-Palmolive Co.	10,563
131	Kimberly-Clark Corp.	18,215
90	Procter & Gamble (The) Co.	12,189
		52,347
	Independent Power & Renewable Electricity Producers – 0.1%
242	AES (The) Corp.	6,488
	Industrial Conglomerates – 1.2%
349	3M Co.	67,246
145	Honeywell International, Inc.	31,475
		98,721
	Insurance – 2.8%
335	Aflac, Inc.	17,145
105	Allstate (The) Corp.	12,064
527	American International Group, Inc.	24,353
77	Chubb Ltd.	12,164
185	Cincinnati Financial Corp.	19,072
319	Hartford Financial Services Group (The), Inc.	21,306

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
79	Marsh & McLennan Cos., Inc.	$9,622
487	MetLife, Inc.	29,605
538	Principal Financial Group, Inc.	32,258
426	Prudential Financial, Inc.	38,809
101	Travelers (The) Cos., Inc.	15,190
		231,588
	IT Services – 5.8%
214	Automatic Data Processing, Inc.	40,333
2,385	International Business Machines Corp.	317,825
517	Paychex, Inc.	50,676
3,387	Western Union (The) Co.	83,523
		492,357
	Leisure Products – 1.3%
1,144	Hasbro, Inc.	109,961
	Machinery – 2.4%
225	Caterpillar, Inc.	52,171
186	Cummins, Inc.	48,195
224	Dover Corp.	30,717
193	Illinois Tool Works, Inc.	42,753
158	Stanley Black & Decker, Inc.	31,548
		205,384
	Media – 4.6%
314	Comcast Corp., Class A	16,990
1,996	Fox Corp., Class A	72,076
2,459	Omnicom Group, Inc.	182,335
2,544	ViacomCBS, Inc., Class B	114,734
		386,135
	Metals & Mining – 0.2%
79	Newmont Corp.	4,762
156	Nucor Corp.	12,522
		17,284
	Multiline Retail – 0.7%
316	Target Corp.	62,590
	Multi-Utilities – 0.9%
76	Ameren Corp.	6,183
368	CenterPoint Energy, Inc.	8,335
102	CMS Energy Corp.	6,245
137	Consolidated Edison, Inc.	10,248
142	Dominion Energy, Inc.	10,786
65	DTE Energy Co.	8,654
134	Public Service Enterprise Group, Inc.	8,068
60	Sempra Energy	7,955
70	WEC Energy Group, Inc.	6,551
		73,025
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 2.2%
143	Chevron Corp.	$14,985
209	ConocoPhillips	11,071
112	EOG Resources, Inc.	8,124
404	Exxon Mobil Corp.	22,555
71	Hess Corp.	5,024
1,096	Kinder Morgan, Inc.	18,249
268	Marathon Petroleum Corp.	14,335
540	Occidental Petroleum Corp.	14,375
502	ONEOK, Inc.	25,431
145	Phillips 66	11,823
33	Pioneer Natural Resources Co.	5,241
241	Valero Energy Corp.	17,256
786	Williams (The) Cos., Inc.	18,620
		187,089
	Pharmaceuticals – 5.2%
1,723	Bristol-Myers Squibb Co.	108,773
301	Eli Lilly & Co.	56,233
465	Johnson & Johnson	76,423
1,073	Merck & Co., Inc.	82,717
3,078	Pfizer, Inc.	111,516
		435,662
	Road & Rail – 0.8%
121	Norfolk Southern Corp.	32,491
162	Union Pacific Corp.	35,706
		68,197
	Semiconductors & Semiconductor Equipment – 8.6%
660	Analog Devices, Inc.	102,353
404	Broadcom, Inc.	187,319
3,088	Intel Corp.	197,632
643	QUALCOMM, Inc.	85,255
802	Texas Instruments, Inc.	151,570
		724,129
	Software – 1.7%
6,723	NortonLifeLock, Inc.	142,931
	Specialty Retail – 2.2%
813	Best Buy Co., Inc.	93,341
313	Home Depot (The), Inc.	95,543
		188,884
	Technology Hardware, Storage & Peripherals – 11.4%
19,846	Hewlett Packard Enterprise Co.	312,376
6,936	HP, Inc.	220,218
3,937	Seagate Technology PLC	302,165
1,892	Western Digital Corp.	126,291
		961,050

See Notes to Financial Statements

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
March 31, 2021
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 0.9%
973	VF Corp.	$77,762
	Tobacco – 1.1%
1,129	Altria Group, Inc.	57,759
386	Philip Morris International, Inc.	34,254
		92,013
	Trading Companies & Distributors – 0.1%
115	Fastenal Co.	5,782
	Water Utilities – 0.1%
101	Essential Utilities, Inc.	4,520
	Total Common Stocks	8,129,358
	(Cost $6,999,871)
REAL ESTATE INVESTMENT TRUSTS – 3.3%
	Equity Real Estate Investment Trusts – 2.5%
28	Alexandria Real Estate Equities, Inc.	4,600
19	American Tower Corp.	4,542
51	AvalonBay Communities, Inc.	9,410
91	Boston Properties, Inc.	9,215
40	Crown Castle International Corp.	6,885
48	Digital Realty Trust, Inc.	6,760
125	Duke Realty Corp.	5,241
71	Equity LifeStyle Properties, Inc.	4,519
107	Equity Residential	7,664
31	Essex Property Trust, Inc.	8,427
55	Extra Space Storage, Inc.	7,290
337	Healthpeak Properties, Inc.	10,696
142	Invitation Homes, Inc.	4,543
473	Medical Properties Trust, Inc.	10,066
52	Mid-America Apartment Communities, Inc.	7,507
48	Prologis, Inc.	5,088
31	Public Storage	7,650
150	Realty Income Corp.	9,525
171	Simon Property Group, Inc.	19,455
28	Sun Communities, Inc.	4,201
200	UDR, Inc.	8,772
185	Ventas, Inc.	9,868
401	VICI Properties, Inc.	11,324
134	Welltower, Inc.	9,598
95	Weyerhaeuser Co.	3,382
174	WP Carey, Inc.	12,312
		208,540
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.8%
7,513	Annaly Capital Management, Inc.	$64,612
	Total Real Estate Investment Trusts	273,152
	(Cost $242,429)
	Total Investments – 99.8%	8,402,510
	(Cost $7,242,300) (b)
	Net Other Assets and Liabilities – 0.2%	19,412
	Net Assets – 100.0%	$8,421,922

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $7,334,919. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,142,481 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $74,890. The net unrealized appreciation was $1,067,591.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,129,358	$ 8,129,358	$ —	$ —
Real Estate Investment Trusts*	273,152	273,152	—	—
Total Investments	$ 8,402,510	$ 8,402,510	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2021
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
ASSETS:
Investments, at value	$ 23,783,884	$ 7,406,474	$ 25,623,876
Cash	605	14,614	46,823
Foreign currency	11,766	871	—
Receivables:
Dividends	90,151	8,530	28,667
Dividend reclaims	52,222	630	2,285
Securities lending income	—	—	—
Total Assets	23,938,628	7,431,119	25,701,651
LIABILITIES:
Payables:
Collateral for securities on loan	—	—	—
Investment advisory fees	13,117	4,644	12,225
Deferred foreign capital gains tax	—	45,502	—
Total Liabilities	13,117	50,146	12,225
NET ASSETS	$23,925,511	$7,380,973	$25,689,426
NET ASSETS consist of:
Paid-in capital	$ 24,316,193	$ 8,308,782	$ 21,496,180
Par value	4,500	1,500	8,500
Accumulated distributable earnings (loss)	(395,182)	(929,309)	4,184,746
NET ASSETS	$23,925,511	$7,380,973	$25,689,426
NET ASSET VALUE, per share	$53.17	$49.21	$30.22
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002	150,002	850,002
Investments, at cost	$20,346,099	$6,702,380	$19,730,944
Foreign currency, at cost (proceeds)	$11,776	$869	$—
Securities on loan, at value	$—	$—	$—

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$ 16,629,576	$ 9,839,493	$ 8,402,510
6,028	31,211	2,932
—	—	—

20,012	11,605	18,172
212	—	1,388
—	14	—
16,655,828	9,882,323	8,425,002

—	12,900	—
8,349	5,051	3,080
—	—	—
8,349	17,951	3,080
$ 16,647,479	$ 9,864,372	$ 8,421,922

$ 14,989,731	$ 8,548,912	$ 8,382,375
6,000	3,500	3,000
1,651,748	1,311,960	36,547
$ 16,647,479	$ 9,864,372	$ 8,421,922
$27.75	$28.18	$28.07
600,002	350,002	300,002
$12,945,799	$7,237,255	$7,242,300
$—	$—	$—
$—	$12,424	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended March 31, 2021
	Developed International Equity Select ETF (RNDM)	Emerging Markets Equity Select ETF (RNEM)	Large Cap US Equity Select ETF (RNLC)
INVESTMENT INCOME:
Dividends	$ 672,555	$ 324,260	$ 406,605
Interest	5	3	3
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(60,062)	(42,227)	(471)
Other	225	2	152
Total investment income	612,723	282,038	406,289
EXPENSES:
Investment advisory fees	158,609	57,274	121,380
Total expenses	158,609	57,274	121,380
NET INVESTMENT INCOME (LOSS)	454,114	224,764	284,909
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,697,496)	(1,119,678)	(743,320)
In-kind redemptions	825,963	(116,025)	1,101,047
Foreign currency transactions	(6,025)	(8,401)	—
Net realized gain (loss)	(1,877,558)	(1,244,104)	357,727
Net change in unrealized appreciation (depreciation) on:
Investments	8,862,555	3,191,770	8,858,970
Foreign currency translation	1,759	1,928	—
Deferred foreign capital gains tax	—	(60,784)	—
Net change in unrealized appreciation (depreciation)	8,864,314	3,132,914	8,858,970
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,986,756	1,888,810	9,216,697
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,440,870	$ 2,113,574	$ 9,501,606

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)	Small Cap US Equity Select ETF (RNSC)	US Equity Dividend Select ETF (RNDV)

$288,801	$158,949	$159,805
3	2	1
—	1,491	—
(85)	(184)	(116)
388	70	29
289,107	160,328	159,719

84,353	48,904	25,358
84,353	48,904	25,358
204,754	111,424	134,361

(1,469,749)	(689,882)	(758,534)
949,178	1,032,348	565,160
—	—	—
(520,571)	342,466	(193,374)

8,295,213	4,869,821	2,623,813
—	—	—
—	—	—
8,295,213	4,869,821	2,623,813
7,774,642	5,212,287	2,430,439
$7,979,396	$5,323,711	$2,564,800
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	Developed International Equity Select ETF (RNDM)		Emerging Markets Equity Select ETF (RNEM)		Large Cap US Equity Select ETF (RNLC)
	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020
OPERATIONS:
Net investment income (loss)	$ 454,114	$ 614,272	$ 224,764	$ 309,934	$ 284,909	$ 380,269
Net realized gain (loss)	(1,877,558)	(195,142)	(1,244,104)	(118,203)	357,727	470,344
Net change in unrealized appreciation (depreciation)	8,864,314	(5,194,846)	3,132,914	(2,639,603)	8,858,970	(2,954,371)
Net increase (decrease) in net assets resulting from operations	7,440,870	(4,775,716)	2,113,574	(2,447,872)	9,501,606	(2,103,758)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(290,666)	(927,263)	(258,857)	(283,043)	(298,901)	(379,301)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	7,423,621	—	—	4,276,066	4,664,459
Cost of shares redeemed	(7,153,907)	(2,518,760)	(2,034,284)	(2,432,034)	(2,870,281)	(5,900,108)
Net increase (decrease) in net assets resulting from shareholder transactions	(7,153,907)	4,904,861	(2,034,284)	(2,432,034)	1,405,785	(1,235,649)
Total increase (decrease) in net assets	(3,703)	(798,118)	(179,567)	(5,162,949)	10,608,490	(3,718,708)
NET ASSETS:
Beginning of period	23,929,214	24,727,332	7,560,540	12,723,489	15,080,936	18,799,644
End of period	$23,925,511	$23,929,214	$7,380,973	$7,560,540	$25,689,426	$15,080,936
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	600,002	500,002	200,002	250,002	800,002	850,002
Shares sold	—	150,000	—	—	150,000	200,000
Shares redeemed	(150,000)	(50,000)	(50,000)	(50,000)	(100,000)	(250,000)
Shares outstanding, end of period	450,002	600,002	150,002	200,002	850,002	800,002

See Notes to Financial Statements

Mid Cap US Equity Select ETF (RNMC)		Small Cap US Equity Select ETF (RNSC)		US Equity Dividend Select ETF (RNDV)
Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2021	Year Ended 3/31/2020

$ 204,754	$ 238,414	$ 111,424	$ 131,270	$ 134,361	$ 170,409
(520,571)	262,595	342,466	(100,240)	(193,374)	421,479
8,295,213	(4,362,572)	4,869,821	(2,038,025)	2,623,813	(1,404,189)
7,979,396	(3,861,563)	5,323,711	(2,006,995)	2,564,800	(812,301)

(207,871)	(241,031)	(123,600)	(117,951)	(143,336)	(166,681)

1,284,312	7,868,227	1,305,929	3,982,062	4,998,646	3,527,883
(3,504,213)	(6,522,599)	(2,587,996)	(1,121,211)	(3,372,720)	(3,607,897)
(2,219,901)	1,345,628	(1,282,067)	2,860,851	1,625,926	(80,014)
5,551,624	(2,756,966)	3,918,044	735,905	4,047,390	(1,058,996)

11,095,855	13,852,821	5,946,328	5,210,423	4,374,532	5,433,528
$16,647,479	$11,095,855	$9,864,372	$5,946,328	$8,421,922	$4,374,532

700,002	650,002	400,002	250,002	250,002	250,002
50,000	350,000	50,000	200,000	200,000	150,000
(150,000)	(300,000)	(100,000)	(50,000)	(150,000)	(150,000)
600,002	700,002	350,002	400,002	300,002	250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
Developed International Equity Select ETF (RNDM)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 39.88	$ 49.45	$ 51.38	$ 49.73
Income from investment operations:
Net investment income (loss)	0.90	1.11	1.07	0.62
Net realized and unrealized gain (loss)	13.01	(9.02)	(1.90)	1.48
Total from investment operations	13.91	(7.91)	(0.83)	2.10
Distributions paid to shareholders from:
Net investment income	(0.62)	(1.66)	(1.10)	(0.45)
Net asset value, end of period	$53.17	$39.88	$49.45	$51.38
Total return (b)	34.93%	(16.64)%	(1.71)%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,926	$ 23,929	$ 24,727	$ 12,846
Ratio of total expenses to average net assets	0.65%	0.65%	0.65%	0.66% (c) (d)
Ratio of net investment income (loss) to average net assets	1.86%	2.24%	2.32%	1.74% (c)
Portfolio turnover rate (e)	89%	62%	52%	21%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.65%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Emerging Markets Equity Select ETF (RNEM)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 37.80	$ 50.89	$ 54.94	$ 49.71
Income from investment operations:
Net investment income (loss)	1.15	1.50	1.10	0.70
Net realized and unrealized gain (loss)	11.64	(13.22)	(3.62)	5.78
Total from investment operations	12.79	(11.72)	(2.52)	6.48
Distributions paid to shareholders from:
Net investment income	(1.38)	(1.37)	(1.19)	(0.67)
Net realized gain	—	—	(0.34)	(0.58)
Total distributions	(1.38)	(1.37)	(1.53)	(1.25)
Net asset value, end of period	$49.21	$37.80	$50.89	$54.94
Total return (b)	34.44%	(23.66)%	(4.48)%	13.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,381	$ 7,561	$ 12,723	$ 5,494
Ratio of total expenses to average net assets	0.75%	0.75%	0.75%	0.75% (c)
Ratio of net investment income (loss) to average net assets	2.94%	2.83%	2.04%	1.75% (c)
Portfolio turnover rate (d)	75%	82%	69%	111%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Large Cap US Equity Select ETF (RNLC)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 18.85	$ 22.12	$ 21.54	$ 19.83
Income from investment operations:
Net investment income (loss)	0.34	0.46	0.38	0.21
Net realized and unrealized gain (loss)	11.39	(3.27)	0.56	1.68
Total from investment operations	11.73	(2.81)	0.94	1.89
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.46)	(0.36)	(0.18)
Net asset value, end of period	$30.22	$18.85	$22.12	$21.54
Total return (b)	62.65%	(12.98)%	4.45%	9.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 25,689	$ 15,081	$ 18,800	$ 21,536
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.41%	2.03%	1.72%	1.71% (c)
Portfolio turnover rate (d)	34%	24%	28%	11%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Mid Cap US Equity Select ETF (RNMC)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 15.85	$ 21.31	$ 21.18	$ 19.78
Income from investment operations:
Net investment income (loss)	0.33	0.39	0.32	0.23
Net realized and unrealized gain (loss)	11.90	(5.45)	0.12	1.36
Total from investment operations	12.23	(5.06)	0.44	1.59
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.40)	(0.31)	(0.19)
Net asset value, end of period	$27.75	$15.85	$21.31	$21.18
Total return (b)	77.60%	(24.23)%	2.16%	8.03%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,647	$ 11,096	$ 13,853	$ 6,355
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.46%	1.76%	1.70%	1.71% (c)
Portfolio turnover rate (d)	60%	43%	42%	40%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Small Cap US Equity Select ETF (RNSC)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 14.87	$ 20.84	$ 20.88	$ 19.73
Income from investment operations:
Net investment income (loss)	0.28	0.36	0.46	0.34
Net realized and unrealized gain (loss)	13.34	(5.98)	(0.09)	1.10
Total from investment operations	13.62	(5.62)	0.37	1.44
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.35)	(0.41)	(0.29)
Net asset value, end of period	$28.18	$14.87	$20.84	$20.88
Total return (b)	92.49%	(27.51)%	1.78%	7.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,864	$ 5,946	$ 5,210	$ 4,175
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.37%	1.97%	2.25%	2.22% (c)
Portfolio turnover rate (d)	71%	52%	52%	49%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
US Equity Dividend Select ETF (RNDV)
	Year Ended			Period Ended 3/31/2018 (a)
	3/31/2021	3/31/2020	3/31/2019
Net asset value, beginning of period	$ 17.50	$ 21.73	$ 21.09	$ 19.85
Income from investment operations:
Net investment income (loss)	0.58	0.73	0.78	0.41
Net realized and unrealized gain (loss)	10.61	(4.24)	0.58	1.18
Total from investment operations	11.19	(3.51)	1.36	1.59
Distributions paid to shareholders from:
Net investment income	(0.62)	(0.72)	(0.72)	(0.35)
Net asset value, end of period	$28.07	$17.50	$21.73	$21.09
Total return (b)	64.82%	(16.81)%	6.64%	8.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,422	$ 4,375	$ 5,434	$ 12,654
Ratio of total expenses to average net assets	0.50%	0.50%	0.50%	0.50% (c) (d)
Ratio of net investment income (loss) to average net assets	2.65%	3.23%	2.98%	3.32% (c)
Portfolio turnover rate (e)	89%	78%	98%	37%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2021
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty-one exchange-traded funds that are offering shares. This report covers the six funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
Developed International Equity Select ETF - (ticker “RNDM”)
Emerging Markets Equity Select ETF - (ticker “RNEM”)
Large Cap US Equity Select ETF - (ticker “RNLC”)
Mid Cap US Equity Select ETF - (ticker “RNMC”)
Small Cap US Equity Select ETF - (ticker “RNSC”)
US Equity Dividend Select ETF - (ticker “RNDV”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
Developed International Equity Select ETF Emerging Markets Equity Select ETF Large Cap US Equity Select ETF Mid Cap US Equity Select ETF Small Cap US Equity Select ETF US Equity Dividend Select ETF	Nasdaq Riskalyze Developed Markets Index
Nasdaq Riskalyze Emerging Markets Index
Nasdaq Riskalyze US Large Cap Index
Nasdaq Riskalyze US Mid Cap Index
Nasdaq Riskalyze US Small Cap Index
Nasdaq Riskalyze US Large Cap Select Dividend Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2021, RNSC had securities in the securities lending program. During the fiscal year ended March 31, 2021, only RNSC participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended March 31, 2021, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 290,666	$ —	$ —
Emerging Markets Equity Select ETF	258,857	—	—
Large Cap US Equity Select ETF	298,901	—	—
Mid Cap US Equity Select ETF	207,871	—	—
Small Cap US Equity Select ETF	123,600	—	—
US Equity Dividend Select ETF	143,336	—	—
The tax character of distributions paid by each Fund during the fiscal year ended March 31, 2020, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
Developed International Equity Select ETF	$ 927,263	$ —	$ —
Emerging Markets Equity Select ETF	283,043	—	—
Large Cap US Equity Select ETF	379,301	—	—
Mid Cap US Equity Select ETF	241,031	—	—
Small Cap US Equity Select ETF	117,951	—	—
US Equity Dividend Select ETF	166,681	—	—
As of March 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
Developed International Equity Select ETF	$ 138,265	$ (3,852,474)	$ 3,319,027
Emerging Markets Equity Select ETF	43,542	(1,492,793)	519,942
Large Cap US Equity Select ETF	17,688	(1,548,436)	5,715,494
Mid Cap US Equity Select ETF	15,622	(1,907,499)	3,543,625
Small Cap US Equity Select ETF	3,389	(1,194,774)	2,503,345
US Equity Dividend Select ETF	8,784	(1,039,828)	1,067,591

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of March 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2021, for federal income tax purposes, each applicable Fund had a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
Developed International Equity Select ETF	$ 3,852,474
Emerging Markets Equity Select ETF	1,492,793
Large Cap US Equity Select ETF	1,548,436
Mid Cap US Equity Select ETF	1,907,499
Small Cap US Equity Select ETF	1,194,774
US Equity Dividend Select ETF	1,039,828
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended March 31, 2021, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Developed International Equity Select ETF	$ 36,359	$ (817,280)	$ 780,921
Emerging Markets Equity Select ETF	(5,068)	137,307	(132,239)
Large Cap US Equity Select ETF	—	(1,082,614)	1,082,614
Mid Cap US Equity Select ETF	(78)	(904,229)	904,307
Small Cap US Equity Select ETF	—	(1,024,151)	1,024,151
US Equity Dividend Select ETF	—	(508,550)	508,550
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Riskalyze, Inc. (“Licensor”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
First Trust is paid an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
Developed International Equity Select ETF	0.65%
Emerging Markets Equity Select ETF	0.75%
Large Cap US Equity Select ETF	0.60%
Mid Cap US Equity Select ETF	0.60%
Small Cap US Equity Select ETF	0.60%
US Equity Dividend Select ETF	0.50%
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investor Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ 21,256,464	$ 21,434,144
Emerging Markets Equity Select ETF	5,602,044	6,672,283
Large Cap US Equity Select ETF	6,894,347	6,919,431
Mid Cap US Equity Select ETF	8,358,398	8,296,032
Small Cap US Equity Select ETF	5,499,150	5,504,755
US Equity Dividend Select ETF	4,554,914	4,543,832

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
For the fiscal year ended March 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
Developed International Equity Select ETF	$ —	$ 6,758,839
Emerging Markets Equity Select ETF	—	973,116
Large Cap US Equity Select ETF	4,256,392	2,858,149
Mid Cap US Equity Select ETF	1,279,094	3,486,878
Small Cap US Equity Select ETF	1,295,436	2,575,527
US Equity Dividend Select ETF	4,974,709	3,355,940
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2022.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Developed International Equity Select ETF, Emerging Markets Equity Select ETF, Large Cap US Equity Select ETF, Mid Cap US Equity Select ETF, Small Cap US Equity Select ETF, and US Equity Dividend Select ETF (the “Funds”), each a series of First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of March 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2021, 2020 and 2019 and for the period from June 20, 2017 (commencement of operations) through March 31, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended March 31, 2021, 2020 and 2019 and for the period from June 20, 2017 (commencement of operations) through March 31, 2018, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
May 25, 2021
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended March 31, 2021, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
Developed International Equity Select ETF	0.00%
Emerging Markets Equity Select ETF	0.00%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
For the taxable year ended March 31, 2021, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:
Qualified Dividend Income
Developed International Equity Select ETF	100.00%
Emerging Markets Equity Select ETF	51.13%
Large Cap US Equity Select ETF	100.00%
Mid Cap US Equity Select ETF	100.00%
Small Cap US Equity Select ETF	100.00%
US Equity Dividend Select ETF	100.00%
A portion of the ordinary dividends (including short-term capital gains) that RNLC, RNMC, RNSC, and RNDV paid to shareholders during the taxable year ended March 31, 2021, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends the Funds received from the underlying Real Estate Investment Trusts (REITs) they invest in.
The following Funds met the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended March 31, 2021, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
Developed International Equity Select ETF	$ 672,491	$ 1.49	$ 58,520	$ 0.13
Emerging Markets Equity Select ETF	324,260	2.16	41,756	0.28

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after the calendar year end. Gross foreign income and foreign taxes paid will be posted on each Fund’s website and disclosed in the tax letter.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
“junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Board of Trustees and Officers
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016)	199	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	199	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	199	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services)	199	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	199	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded Fund VI
March 31, 2021 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment professional or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2021

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $252,000 for the fiscal year ended March 31, 2020 and $252,000 for the fiscal year ended March 31, 2021.

(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2021.

Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2021.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $5,793 for the fiscal year ended March 31, 2020 and $248,180 for the fiscal year ended March 31, 2021. These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2021.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2021.

All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2021.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant’s investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant: Adviser and Distributor:

(b) 0% (b) 0%

(c) 0% (c) 0%

(d) 0% (d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2020, were $5,793 for the registrant, $60,670 for the registrant’s investment adviser, and $87,730 for the registrant’s distributor and for the fiscal year ended March 31, 2021, were $248,180 for the registrant, $23,200 for the registrant’s investment adviser, and $29,500 for the registrant’s distributor.

(h)	The registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 4, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 4, 2021

* Print the name and title of each signing officer under his or her signature.